Document and Entity Information	6 Months Ended
Mar. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	PRUDENTIAL BANCORP, INC.
Entity Central Index Key	0001578776
Trading Symbol	pbip
Current Fiscal Year End Date	--09-30
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar 31, 2013

CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
ASSETS
Cash and amounts due from depository institutions	$ 2,445	$ 3,001	$ 2,808
Interest-bearing deposits	31,167	78,272	51,021
Total cash and cash equivalents	33,612	81,273	53,829
Investment and mortgage-backed securities available for sale (amortized cost - March 31, 2013, $61,330; September 30, 2012, $64,030; September 30, 2011, $71,955)	62,715	65,975	75,370
Investment and mortgage-backed securities held to maturity (fair value - March 31, 2013, $90,182; September 30, 2012, $66,401; September 30, 2011, $112,721)	87,976	63,110	108,956
Loans receivable - net of allowance for loan losses (March 31, 2013, $2,512; September 30, 2012, $1,881; September 30, 2011, $3,364)	278,237	260,684	240,511
Accrued interest receivable	1,833	1,661	2,026
Real estate owned	1,258	1,972	2,268
Federal Home Loan Bank stock - at cost	1,659	2,239	2,887
Office properties and equipment - net	1,565	1,688	1,816
Bank owned life insurance	7,022	6,919	6,180
Deferred income taxes, net	1,968	2,749	3,211
Prepaid expenses and other assets	1,258	2,234	2,483
TOTAL ASSETS	479,103	490,504	499,537
Deposits:
Non-interest-bearing	3,116	3,711	3,847
Interest-bearing	412,981	421,891	432,167
Total deposits	416,097	425,602	436,014
Advances from Federal Home Loan Bank	340	483	570
Accrued interest payable	747	2,382	2,420
Advances from borrowers for taxes and insurance	1,266	1,273	1,090
Accounts payable and accrued expenses	473	933	1,991
Total liabilities	418,923	430,673	442,085
COMMITMENTS AND CONTINGENCIES (Note 13)
STOCKHOLDERS' EQUITY:
Preferred stock, $.01 par value, 10,000,000 shares authorized; none issued
Common stock, $.01 par value, 40,000,000 shares authorized; issued 12,563,750; outstanding - 10,023,495 at March 31, 2013, September 30, 2012 and 2011	126	126	126
Additional paid-in capital	54,932	54,610	54,078
Unearned Employee Stock Ownership Plan ("ESOP") shares	(2,676)	(2,787)	(3,011)
Treasury stock, at cost: 2,540,255 shares at March 31, 2013, and September 30, 2012 and 2011.	(31,625)	(31,625)	(31,625)
Retained earnings (substantially restricted)	38,510	38,224	35,631
Accumulated other comprehensive income	913	1,283	2,253
Total stockholders' equity	60,180	59,831	57,452
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 479,103	$ 490,504	$ 499,537

CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Statement Of Financial Position [Abstract]
Investment and mortgage-backed securities available for sale, amortized cost (in dollars)	$ 61,330	$ 64,030	$ 71,955
Investment and mortgage-backed securities held to maturity, fair value (in dollars)	90,182	66,401	112,721
Allowance for loan losses on loans receivable (in dollars)	$ 2,512	$ 1,881	$ 3,364
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	40,000,000	40,000,000	40,000,000
Common stock, shares issued	12,563,750	12,563,750	12,563,750
Common stock, shares outstanding	10,023,495	10,023,495	10,023,495
Treasury stock, shares	2,540,255	2,540,255	2,540,255

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
INTEREST INCOME:
Interest and fees on loans	$ 6,388	$ 6,519	$ 13,008	$ 13,724
Interest on mortgage-backed securities	1,178	2,019	3,726	4,300
Interest and dividends on investments	1,028	1,203	2,102	3,569
Interest on interest-bearing deposits	56	55	143	92
Total interest income	8,650	9,796	18,979	21,685
INTEREST EXPENSE:
Interest on deposits	2,359	3,005	5,775	7,091
Interest on borrowings		2	4	6
Total interest expense	2,359	3,007	5,779	7,097
NET INTEREST INCOME	6,291	6,789	13,200	14,588
PROVISION FOR LOAN LOSSES		250	725	4,630
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	6,291	6,539	12,475	9,958
NON-INTEREST INCOME:
Gain on sale of mortgage-backed securities available for sale	16		2,122	15
Fees and other service charges	195	223	428	459
Total other-than-temporary impairment losses	(25)	(150)	(195)	(277)
Portion of loss recognized in other comprehensive income, before taxes	5	47	41	73
Net impairment losses recognized in earnings	(20)	(103)	(154)	(204)
Other	223	186	672	668
Total non-interest income	414	306	3,068	938
NON-INTEREST EXPENSES:
Salaries and employee benefits	2,958	3,098	5,953	5,607
Data processing	223	220	439	459
Professional services	444	571	985	716
Office occupancy	192	199	419	396
Depreciation	172	171	345	342
Payroll taxes	188	167	303	280
Director compensation	172	195	389	308
Federal Deposit Insurance Corporation premiums	319	326	654	850
Real estate owned expense	386	231	725	298
Other	828	685	1,456	1,740
Total non-interest expenses	5,882	5,863	11,668	10,996
INCOME (LOSS) BEFORE INCOME TAXES	823	982	3,875	(100)
INCOME TAXES (BENEFIT):
Current	(435)	505	321	1,536
Deferred expense (benefit)	972	(11)	961	(1,748)
Total income taxes (benefit)	537	494	1,282	(212)
NET INCOME	$ 286	$ 488	$ 2,593	$ 112
BASIC EARNINGS PER SHARE (in dollars per share)	$ 0.03	$ 0.05	$ 0.27	$ 0.01
DILUTED EARNINGS PER SHARE (in dollars per share)	$ 0.03	$ 0.05	$ 0.27	$ 0.01
DIVIDENDS PER SHARE (in dollars per share)				$ 0.1

CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Statement Of Other Comprehensive Income [Abstract]
Net income	$ 286	$ 488	$ 2,593	$ 112
Unrealized holding (losses) gains on available-for-sale securities	(564)	(115)	498	686
Tax effect	192	39	(169)	(230)
Reclassification adjustment for net gains realized in net income	(16)		(2,122)	(15)
Tax effect	5		721	5
Reclassification adjustment for other than temporary impairment losses on debt securities	20	103	154	204
Tax effect	(7)	(35)	(52)	(69)
Total Other Comprehensive (Loss) Income	(370)	(8)	(970)	581
Comprehensive (Loss) Income	$ (84)	$ 480	$ 1,623	$ 693

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Common Stock	Additional Paid-In Capital	Unearned ESOP Shares	Treasury Stock	Retained Earnings	Accumulated Other Comprehensive Income	Total
BALANCE at Sep. 30, 2010	$ 126	$ 53,528	$ (3,234)	$ (31,576)	$ 36,483	$ 1,672	$ 56,999
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income					112		112
Other comprehensive income (loss)						581	581
Cash dividends ($ 0.10 per share)					(964)		(964)
Treasury stock purchased (7,977 shares)				(49)			(49)
Excess tax benefit from stock compensation plans		95					95
Stock option expense		220					220
Recognition and Retention Plan expense		319					319
ESOP shares committed to be released (22,620 shares for September 30, 2011 and 2012 and 11,310 shares for March 31, 2013)		(84)	223				139
BALANCE at Sep. 30, 2011	126	54,078	(3,011)	(31,625)	35,631	2,253	57,452
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income					2,593		2,593
Other comprehensive income (loss)						(970)	(970)
Excess tax benefit from stock compensation plans		88					88
Stock option expense		220					220
Recognition and Retention Plan expense		326					326
ESOP shares committed to be released (22,620 shares for September 30, 2011 and 2012 and 11,310 shares for March 31, 2013)		(102)	224				122
BALANCE at Sep. 30, 2012	126	54,610	(2,787)	(31,625)	38,224	1,283	59,831
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income					286		286
Other comprehensive income (loss)						(370)	(370)
Excess tax benefit from stock compensation plans		43					43
Stock option expense		116					116
Recognition and Retention Plan expense		195					195
ESOP shares committed to be released (22,620 shares for September 30, 2011 and 2012 and 11,310 shares for March 31, 2013)		(32)	111				79
BALANCE at Mar. 31, 2013	$ 126	$ 54,932	$ (2,676)	$ (31,625)	$ 38,510	$ 913	$ 60,180

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parentheticals) (USD $)	12 Months Ended
	Sep. 30, 2011	Mar. 31, 2013	Sep. 30, 2012
Statement Of Stockholders Equity [Abstract]
Cash dividend declared, per share (in dollars per share)	$ 0.1
Shares purchased (in shares)	7,977
ESOP shares committed to be released, shares (in shares)	22,620	11,310	22,620

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
OPERATING ACTIVITIES:
Net income	$ 286	$ 488	$ 2,593	$ 112
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses		250	725	4,630
Depreciation	172	171	345	342
Net accretion of premiums/discounts	(67)	(188)	(321)	(334)
Income from bank owned life insurance	(103)	(88)	(469)	(190)
Accretion of deferred loan fees	(53)	(102)	(338)	(122)
Compensation expense of ESOP	79	60	122	139
Loss on sale of real estate owned	16	123	123	135
Gain on sale of mortgage-backed securities	(16)		(2,122)	(15)
Impairment charge on investment and mortgage-backed securities	20	103	154	204
Impairment charge on real estate owned	306		210	77
Share-based compensation expense	354	316	634	634
Deferred income tax expense (benefit)	972	(11)	961	(1,748)
Excess tax benefit related to stock compensation	(43)	(9)	(88)	(95)
Changes in assets and liabilities which (used) provided cash:
Accounts payable and accrued expenses	(460)	(1,463)	(1,058)	(42)
Accrued interest payable	(1,635)	(1,404)	(38)	(941)
Prepaid expenses and other assets	977	407	248	652
Accrued interest receivable	(172)	236	365	643
Net cash provided by (used in) operating activities	633	(1,111)	2,046	4,081
INVESTING ACTIVITIES:
Purchase of investment and mortgage-backed securities held to maturity	(33,454)	(33,962)	(58,438)	(106,956)
Purchase of investment and mortgage-backed securities available for sale	(7,968)	(18,897)	(35,822)	(24,609)
Principal collected on loans	16,521	28,470	53,302	52,914
Principal payments received on investment and mortgage-backed securities:
Held-to-maturity	8,606	45,721	104,321	110,702
Available for sale	10,407	11,770	24,351	22,555
Loans originated or acquired	(43,497)	(26,537)	(74,085)	(43,303)
Proceeds from redemption of Federal Home Loan Bank stock	580	281	648	658
Proceeds from sale of mortgage-backed securities	304		21,650	105
Proceeds from sale of loans	9,240
Proceeds from sale of real estate owned	628	186	186	1,178
Purchase of bank owned life insurance			(1,147)
Proceeds from bank owned life insurance claim			877
Purchases of equipment	(49)	(144)	(217)	(89)
Net cash (used in) provided by investing activities	(38,682)	6,888	35,626	13,155
FINANCING ACTIVITIES:
Net increase (decrease) in demand deposits, NOW accounts, and savings accounts	1,689	(2,083)	(1,589)	5,412
Net (decrease) increase in certificates of deposit	(11,194)	4,432	(8,823)	(33,853)
Repayment of borrowing from Federal Home Loan Bank	(143)	(19)	(87)	(45)
(Decrease) increase in advances from borrowers for taxes and insurance	(7)	(54)	183	(25)
Cash dividends paid				(1,466)
Excess tax benefit related to stock compensation	43	9	88	95
Purchase of treasury stock				(49)
Net cash (used in) provided by financing activities	(9,612)	2,285	(10,228)	(29,931)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(47,661)	8,062	27,444	(12,695)
CASH AND CASH EQUIVALENTS - Beginning of year	81,273	53,829	53,829	66,524
CASH AND CASH EQUIVALENTS - End of year	33,612	61,891	81,273	53,829
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid on deposits and advances from Federal Home Loan Bank	3,994	4,411	5,817	8,038
Income taxes paid		1,305	1,405	1,325
SUPPLEMENTAL DISCLOSURES OF NONCASH ITEMS:
Real estate acquired in settlement of loans	$ 236	$ 199	$ 223	$ 461

NATURE OF OPERATIONS AND BASIS OF PRESENTATION	6 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
NATURE OF OPERATIONS AND BASIS OF PRESENTATION
1.
  NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Prudential Bancorp, Inc. of Pennsylvania (the “Company”) is a Pennsylvania corporation, which was organized to be the mid-tier holding company for Prudential Savings Bank (the “Bank”), which is a Pennsylvania-chartered, FDIC-insured savings bank with seven full service branches in the Philadelphia area. The Bank’s primary federal banking regulator is the Federal Deposit Insurance Corporation. The Bank is principally in the business of attracting deposits from its community through its branch offices and investing those deposits, together with funds from borrowings and operations, primarily in single-family residential loans. The Bank’s sole subsidiary as of March 31, 2013 (unaudited) was PSB Delaware, Inc. (“PSB”), a Delaware-chartered company established to hold certain investments. As of March 31, 2013, PSB had assets of $110.6 million primarily consisting of investment and mortgage-backed securities. The interim financial data at March 31, 2013 and for the six months ended March 31, 2013 and 2012 are unaudited.

The Company’s primary market area is Philadelphia, in particular South Philadelphia and Center City, as well as Delaware County. The Company also conducts business in Bucks, Chester and Montgomery Counties which, along with Delaware County, comprise the suburbs of Philadelphia. We also make loans in contiguous counties in southern New Jersey.

Prudential Mutual Holding Company (the “MHC”), a Pennsylvania corporation, is the mutual holding company parent of the Company. As of March 31, 2013 (unaudited), Prudential Mutual Holding Company owned 74.6% (7,478,062 shares) of the Company’s outstanding common stock and must always own at least a majority of the voting stock of the Company. In addition to the 6,910,062 shares of the Company received in connection with the reorganization in March 2005, the MHC was concurrently therewith initially capitalized with $100,000 in cash from the Bank. Subsequent to the completion of the reorganization, the MHC has purchased 568,000 shares of the Company’s common stock from other shareholders.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
2.
  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Consolidation — The accompanying consolidated financial statements include the accounts of the Company and the Bank. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates in the Preparation of Financial Statements  —  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. The most significant estimates and assumptions in the Company’s financial statements are recorded in the allowance for loan losses, the fair value of financial instruments, other than temporary impairment of securities and valuation of deferred tax assets. Actual results could differ from those estimates.

Cash and Cash Equivalents  —  For purposes of reporting cash flows, cash and cash equivalents include cash and amounts due from depository institutions and interest-bearing deposits with original maturities of less than 90 days.

Investment Securities and Mortgage-Backed Securities  —  The Company classifies and accounts for debt and equity securities as follows:

Held to Maturity  —  Debt securities that management has the positive intent and ability to hold until maturity are classified as held to maturity and are carried at their remaining unpaid principal balance, net of unamortized premiums or unaccreted discounts. Premiums are amortized and discounts are accreted using the interest method over the estimated remaining term of the underlying security.

Available for Sale  —  Debt and equity securities that will be held for indefinite periods of time, including securities that may be sold in response to changes in market interest or prepayment rates, needs for liquidity, and changes in the availability and the yield of alternative investments, are classified as available for sale. These assets are carried at fair value. Fair value is determined using public market prices, dealer quotes, and prices obtained from independent pricing services that may be derivable from observable and unobservable market inputs. Unrealized gains and losses are excluded from earnings and are reported net of tax as a separate component of stockholders’ equity until realized. Realized gains or losses on the sale of investment and mortgage-backed securities are reported in earnings as of the trade date and determined using the adjusted cost of the specific security sold.

Other-than-temporary impairment  —  Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market conditions warrant such evaluation. For all securities that are in an unrealized loss position for an extended period of time and for all securities whose fair value is significantly below amortized cost, the Company performs an evaluation of the specific events attributable to the market decline of the security. The Company considers the length of time and extent to which the security’s market value has been below cost as well as the general market conditions, industry characteristics, and the fundamental operating results of the issuer to determine if the decline is other-than-temporary. The Company also considers as part of the evaluation its intention whether or not to sell the security until its market value has recovered to a level at least equal to the amortized cost. When the Company determines that a security’s unrealized loss is other-than-temporary, a realized loss is recognized in the period in which the decline in value is determined to be other-than-temporary. The write-down is measured based on public market prices of the security at the time the Company determines the decline in value was other-than-temporary.

Loans Receivable  —  Lending consists of various loan types including single-family residential mortgage loans, construction and land development loans, non-residential or commercial real estate mortgage loans, home equity loans and lines of credit, commercial business loans, and consumer loans and are stated at their unpaid principal balances net of unamortized net fees/costs. Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off generally are reported at their outstanding unpaid principal balance adjusted for unearned income, the allowance for loan losses and any unamortized deferred fees or costs.

Loan Origination and Commitment Fees  —  The Company defers loan origination and commitment fees, net of certain direct loan origination costs. The balance is accreted into income as a yield adjustment over the life of the loan using the level-yield method.

Interest on Loans  —  The Company recognizes interest on loans on the accrual basis. Income recognition is discontinued when a loan becomes 90 days or more delinquent. Any interest previously accrued is deducted from interest income. Such interest ultimately collected is credited to income when loans are no longer 90 days or more delinquent.

Allowance for Loan Losses  —  The allowance for loan losses represents the amount which management estimates is adequate to provide for probable losses inherent in its loan portfolio as of the Consolidated Statement of Financial Condition date. The allowance method is used in providing for loan losses. Accordingly, all loan losses are charged to the allowance, and all recoveries are credited to it. The allowance for loan losses is established through a provision for loan losses charged to operations. The provision for loan losses is based on management’s periodic evaluation of individual loans, economic factors, past loan loss experience, changes in the composition and volume of the portfolio, and other relevant factors. The estimates used in determining the adequacy of the allowance for loan losses, including the amounts and timing of future cash flows expected on impaired loans, are particularly susceptible to changes in the near term.

Impaired loans are loans for which it is probable that the Company will not be able to collect all amounts due according to the contractual terms of the loan agreements. The Company individually evaluates such loans for impairment and does not aggregate loans by major risk classifications. Factors considered by management in determining impairment include payment status and collateral value. The amount of impairment for impaired loans is determined by the difference between the present value of the expected cash flows related to the loans, using the original interest rate, and their recorded value, or as a practical expedient in the case of collateralized loans, the difference between the fair value of the collateral and the recorded amount of the loans. When foreclosure is probable, impairment is measured based on the fair value of the collateral.

Mortgage loans and consumer loans are comprised of large groups of smaller balance homogeneous loans which are evaluated for impairment collectively. Loans that experience insignificant payment delays, which are defined as less than 90 days, generally are not classified as impaired. Management determines the significance of payment delays on a case-by-case basis taking into consideration all of the circumstances surrounding the loan and the borrower including the length of the delay, the borrower’s prior payment record, and the amount of shortfall in relation to the principal and interest owed.

Real Estate Owned  —  Real estate acquired through, or in lieu of, loan foreclosure is initially recorded at the lower of book value or the estimated fair value at the date of acquisition, less estimated selling costs, establishing a new cost basis. Costs related to the development and improvement of real estate owned properties are capitalized and those relating to holding the properties are charged to expense. After foreclosure, a valuation is periodically performed by management and a write-down is recorded, if necessary, by a charge to operations if the carrying value of a property exceeds its estimated fair value less estimated costs to sell.

Federal Home Loan Bank of Pittsburgh (“FHLB”) Stock  —  FHLB stock is classified as a restricted equity security because ownership is restricted and there is not an established market for its resale. FHLB stock is carried at cost and is evaluated for impairment when certain conditions warrant further consideration.

The Company is a member of the Federal Home Loan Bank of Pittsburgh and as such, is required to maintain a minimum investment in stock of the Federal Home Loan Bank that varies with the level of advances outstanding with the Federal Home Loan Bank. The stock is bought from and sold to the Federal Home Loan Bank based upon its $100 par value. The stock does not have a readily determinable fair value and as such is classified as restricted stock, carried at cost and evaluated for impairment by management. The stock’s value is determined by the ultimate recoverability of the par value rather than by recognizing temporary declines. The determination of whether the par value will ultimately be recovered is influenced by criteria such as the following: (a) the significance of the decline in net assets of the Federal Home Loan Bank as compared to the capital stock amount and the length of time this situation has persisted; (b) commitments by the Federal Home Loan Bank to make payments required by law or regulation and the level of such payments in relation to the operating performance; (c) the impact of legislative and regulatory changes on the customer base of the Federal Home Loan Bank; and (d) the liquidity position of the Federal Home Loan Bank.

While the Federal Home Loan Banks have been negatively impacted by the current economic conditions, the Federal Home Loan Bank of Pittsburgh reported profits, remains in compliance with regulatory capital and liquidity requirements, continues to pay dividends on its stock and make redemptions at the par value. With consideration given to these factors, management concluded that the stock was not impaired at March 31, 2013 (unaudited), September 30, 2012 or September 30, 2011.

Office Properties and Equipment  —  Land is carried at cost. Office properties and equipment are recorded at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the expected useful lives of the assets. The costs of maintenance and repairs are expensed as they are incurred, and renewals and betterments are capitalized and depreciated over their useful lives.

Cash Surrender Value of Life Insurance  —  The Company funds the policy premiums for the lives of certain officers and directors of the Bank. The Bank owned life insurance policies (“BOLI”) provide an attractive tax-exempt return to the Company and is being used by the Company to fund various employee benefit plans. The BOLI is recorded at its cash surrender value.

Dividend Payable  —  Upon declaration of a dividend, a payable is established with a corresponding reduction to retained earnings at the declaration date. There was no dividend payable as of March 31, 2013 (unaudited), September 30, 2012 and September 30, 2011.

Employee Stock Ownership Plan  —  The Bank established an employee stock ownership plan (“ESOP”) for substantially all of its full-time employees. In 2005, the ESOP purchased 452,295 shares of the Company’s common stock on the open market for approximately $4.5 million with a loan from the Company. Shares of the Company’s common stock purchased by the ESOP are held in a suspense account until released for allocation to participants as the loan is repaid. Shares released are allocated to each eligible participant based on the ratio of each such participant’s compensation, as defined in the ESOP, to the total compensation of all eligible plan participants in the ESOP. As the unearned shares are released from suspense, the Company recognizes compensation expense equal to the fair value of the ESOP shares during the periods in which they become committed to be released. To the extent that the fair value of the ESOP shares released differs from the cost of such shares, the difference is recorded to equity as an adjustment to additional paid-in capital.

Share-Based Compensation  —  The Company accounts for stock-based compensation issued to employees, directors, and where appropriate non-employees, in accordance with U.S. GAAP. Under fair value provisions, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense over the appropriate vesting period using the straight-line method. The amount of stock-based compensation recognized at any date must at least equal the portion of the grant date fair value of the award that is vested at that date and as a result it may be necessary to recognize the expense using a ratable method. Determining the fair value of stock-based awards at the date of grant requires judgment, including estimating the expected term of the stock options and the expected volatility of the Company’s stock. In addition, judgment is required in estimating the amount of stock-based awards that are expected to be forfeited. If actual results differ significantly from these estimates or different key assumptions were used, it could have a material effect on the Company’s Consolidated Financial Statements. See Note 12 of the Notes to Consolidated Financial Statements for additional information regarding stock-based compensation.

Treasury Stock  —  Common stock held in treasury by the Company is accounted for using the cost method, which treats stock held in treasury as a reduction to total stockholders’ equity. The average cost per share of the approximately 2.5 million shares which have been repurchased by the Company was $12.45 for purchases through March 31, 2013 (unaudited). The repurchased shares held by the Company are available for general corporate purposes. As of March 31, 2013 (unaudited) and September 30, 2012, the MHC had purchased 568,000 shares at an average cost of $10.30 per share. As of March 31, 2013 (unaudited), September 30, 2012 and September 30, 2011, 7,478,062 shares were owned by the MHC and 2,540,255 shares had been repurchased by the Company and held as treasury stock which results in 2,545,433 shares being owned by public shareholders.

Comprehensive Income  —  The Company presents in the consolidated statement of comprehensive income those amounts arising from transactions and other events which currently are excluded from the statements of operations and are recorded directly to stockholders’ equity. For the six-months ended March 31, 2013 and 2012 (unaudited), and for the years ended September 30, 2012 and 2011, the only components of comprehensive income were net income, unrealized holding gains, net of income tax expense, on available for sale securities and reclassifications related to realized gains on sale of securities recognized in earnings, net of tax and realized losses due to other than temporary impairment, net of tax. Reclassifications are made to avoid double counting in comprehensive income items which are displayed as part of net income for the period.

Income Taxes  —  The Company records deferred income taxes that reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Management exercises significant judgment in the evaluation of the amount and timing of the recognition of the resulting tax assets and liabilities. The judgments and estimates required for the evaluation are updated based upon changes in business factors and the tax laws. If actual results differ from the assumptions and other considerations used in estimating the amount and timing of tax recognized, there can be no assurance that additional expense will not be required in future periods.

In evaluating the Company’s ability to recover deferred tax assets, management considers all available positive and negative evidence, including past operating results and forecast of future taxable income. In determining future taxable income, management makes assumptions for the amount of taxable income, the reversal of temporary differences and the implementation of feasible and prudent tax planning strategies. These assumptions require us to make judgments about future taxable income and are consistent with the plans and estimates the Company uses to manage the business. Any reduction in estimated future taxable income may require us to record an additional valuation allowance against our deferred tax assets. An increase in the valuation allowance would result in additional income tax expense in the period and could have a significant impact on our future earnings.

Transfers and Servicing of Financial Assets and Extinguishments of Liabilities  —  The Company recognizes the financial and servicing assets it controls and the liabilities it has incurred, and will derecognize financial assets when control has been surrendered, and derecognize liabilities when extinguished. Servicing assets and other retained interests in the transferred assets are measured by allocating the previous carrying amount between the asset sold, if any, and retained interests, if any, based on their relative fair values at the date of transfer.

Advertising Costs  —  Advertising costs are expensed as incurred. The Company recognized advertising expense of $156,000 and $92,000 for the six-months ended March 31, 2013 and 2012 (unaudited), respectively. For the years ended September 30, 2012 and 2011, the expenses incurred were $275,000 and $425,000, respectively.

Recent Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. The amendments in this Update improve the comparability, clarity, consistency, and transparency of financial reporting and increase the prominence of items reported in other comprehensive income. To increase the prominence of items reported in other comprehensive income and to facilitate convergence of U.S. GAAP and International Financial Reporting Standards, the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity was eliminated. The amendments require that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. All entities that report items of comprehensive income, in any period presented, will be affected by the changes in this Update. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The amendments in this Update should be applied retrospectively, and early adoption is permitted. The consolidated statement of comprehensive income is included in the financial statement presented herein.

In September 2011, the FASB issued ASU 2011-09, Compensation — Retirement Benefits — Multiemployer Plans (Subtopic 715-80): Disclosures about an Employer’s Participation in a Multiemployer Plan. The amendments in this Update will require additional disclosures about an employer’s participation in a multiemployer pension plan to enable users of financial statements to assess the potential cash flow implications relating to an employer’s participation in multiemployer pension plans. The disclosures also will indicate the financial health of all of the significant plans in which the employer participates and assist a financial statement user to access additional information that is available outside the financial statements. For public entities, the amendments in this Update are effective for annual periods for fiscal years ending after December 15, 2011, with early adoption permitted. The amendments are to be applied retrospectively for all prior periods presented. See the enhanced disclosure presented in Note 11 of the Notes to Consolidated Financial Statements.

In December 2011, the FASB issued ASU 2011-10, Property, Plant, and Equipment (Topic 360): Derecognition of in Substance Real Estate — a Scope Clarification. The amendments in this Update affect entities that cease to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s nonrecourse debt. Under the amendments in this Update, when a parent (reporting entity) ceases to have a controlling financial interest in a subsidiary that is in-substance real estate as a result of default on the subsidiary’s nonrecourse debt, the reporting entity should apply the guidance in Subtopic 360-20 to determine whether it should derecognize the in-substance real estate. Generally, a reporting entity would not satisfy the requirements to derecognize the in-substance real estate before the legal transfer of the real estate to the lender and the extinguishment of the related nonrecourse indebtedness. That is, even if the reporting entity ceases to have a controlling financial interest under Subtopic 810-10, the reporting entity would continue to include the real estate, debt, and the results of the subsidiary’s operations in its consolidated financial statements until legal title to the real estate is transferred to legally satisfy the debt. The amendments in this Update should be applied on a prospective basis to deconsolidation events occurring after the effective date. Prior periods should not be adjusted even if the reporting entity has continuing involvement with previously derecognized in substance real estate entities. For public entities, the amendments in this Update are effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012. Early adoption is permitted. This ASU did not have a significant impact on the Company’s financial statements.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in this Update affect all entities that have financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement. The requirements amend the disclosure requirements on offsetting in Section 210-20-50. This information will enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of this Update. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. This ASU is not expected to have a significant impact on the Company’s financial statements.

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The amendments in this Update require an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under GAAP to be reclassified in its entirety to net income. For other amounts that are not required under GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under GAAP that provide additional detail about those amounts. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. For nonpublic entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2013. Early adoption is permitted. The required disclosure is presented in Note 4.

EARNINGS PER SHARE	6 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
EARNINGS PER SHARE
3.
  EARNINGS PER SHARE

Basic earnings per share is computed based on the weighted average number of common shares outstanding. Diluted earnings per share is computed based on the weighted average number of common shares outstanding and common share equivalents (“CSEs”) that would arise from the exercise of dilutive securities.

The calculated basic and diluted earnings per share are as follows:

	Six Month Ended March 31,				Year Ended September 30,
	2013		2012		2012		2011
	(unaudited)
	(Dollars in Thousands Except Per Share Data)
	Basic	Diluted	Basic	Diluted	Basic	Diluted	Basic	Diluted
Net income	$286	$286	$488	$488	$2,593	$2,593	$112	$112
Weighted average shares outstanding	9,642,156	9,642,156	9,584,075	9,584,075	9,599,222	9,599,222	9,542,298	9,542,298
Effect of CSEs	—	92,389	—	11,363	—	24,524	—	86,892
Adjusted weighted average shares used in earnings per share computation	9,642,156	9,734,545	9,584,075	9,595,438	9,599,222	9,623,746	9,542,298	9,629,190
Earnings per share – basic and diluted	$0.03	$0.03	$0.05	$0.05	$0.27	$0.27	$0.01	$0.01

At March 31, 2013 and 2012 (unaudited), there were anti-dilutive shares of 554,596 and 442,400, respectively. Options to purchase 442,400 shares of common stock were outstanding at September 30, 2012 and 2011, but were not included in the computation of diluted earnings per share because to do so would have been anti-dilutive. The exercise price for the stock options representing the anti-dilutive shares ranged from $7.25 to $11.17.

ACCUMULATED OTHER COMPREHENSIVE INCOME	6 Months Ended
Mar. 31, 2013
Accumulated Other Comprehensive Income [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME
4.
  ACCUMULATED OTHER COMPREHENSIVE INCOME

The following table presents the changes in accumulated other comprehensive income by component net of tax for the six months ended March 31, 2013 (unaudited).

Unrealized gains on available for sale securities (a)
(unaudited)
(Dollars in Thousands)
Balance as of September 30, 2012	$1,945
Other comprehensive loss before reclassification	(564)
Amount reclassified from accumulated other comprehensive income	4
Total other comprehensive loss	(560)
Balance as of March 31, 2013 (unaudited)	$1,385

(a)
  All amounts are net of tax. Amounts in parentheses indicate debits.

The following table presents significant amounts reclassified out of each component of accumulated other comprehensive income for the six months ended March 31, 2013 (unaudited).

Details about other comprehensive income	Amount Reclassified from Accumulated Other Comprehensive Income (a)	Affected Line Item in the Statement Where Net Income is Presented
(unaudited)
(Dollars in Thousands)
Unrealized gains on available for sale securities	$16	Gain on sale of securities available for sale
	(5)	Income taxes
	(20)	Net impairment losses recognized in earnings
	7	Income taxes
	$(2)	Net of tax

(a)
  Amounts in parentheses indicate debits for net income.

INVESTMENT AND MORTGAGE-BACKED SECURITIES	6 Months Ended
Mar. 31, 2013
Investments, Debt and Equity Securities [Abstract]
INVESTMENT AND MORTGAGE-BACKED SECURITIES
5.
  INVESTMENT AND MORTGAGE-BACKED SECURITIES

The amortized cost and fair value of securities, with gross unrealized gains and losses, are as follows:

	March 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(unaudited)
	(Dollars in Thousands)
Securities Available for Sale:
U.S. government and agency obligations	$19,985	$69	$(97)	$19,957
Mortgage-backed securities – U.S. government agencies	37,632	1,355	(39)	38,948
Mortgage-backed securities – non-agency	3,707	215	(130)	3,792
Total debt securities available for sale	61,324	1,639	(266)	62,697

FHLMC preferred stock	6	12	—	18

Total securities available for sale	$61,330	$1,651	$(266)	$62,715

Securities Held to Maturity:
U.S. government and agency obligations	$71,932	$1,064	$(364)	$72,632
Mortgage-backed securities – U.S. government agencies	16,044	1,511	(5)	17,550
Total securities held to maturity	$87,976	$2,575	$(369)	$90,182

	September 30, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
Securities Available for Sale:
U.S. government and agency obligations	$13,994	$110	$(1)	$14,103
Mortgage-backed securities – U.S. government agencies	45,722	2,040	—	47,762
Mortgage-backed securities – non-agency	4,308	137	(342)	4,103
Total debt securities available for sale	64,024	2,287	(343)	65,968
FHLMC preferred stock	6	1	—	7
Total securities available for sale	$64,030	$2,288	$(343)	$65,975
Securities Held to Maturity:
U.S. government and agency obligations	$44,475	$1,333	$(9)	$45,799
Mortgage-backed securities – U.S. government agencies	18,635	1,967	—	20,602
Total securities held to maturity	$63,110	$3,300	$(9)	$66,401

	September 30, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
Securities Available for Sale:
U.S. government and agency obligations	$9,360	$100	$(36)	$9,424
Mortgage-backed securities – U.S. government agencies	57,340	4,243	—	61,583
Mortgage-backed securities – non-agency	5,249	29	(921)	4,357
Total debt securities	71,949	4,372	(957)	75,364
FHLMC preferred stock	6	—	—	6
Total securities available for sale	$71,955	$4,372	$(957)	$75,370
Securities Held to Maturity:
U.S. government and agency obligations	$87,708	$1,457	$(81)	$89,084
Mortgage-backed securities – U.S. government agencies	21,248	2,389	—	23,637
Total securities held to maturity	$108,956	$3,846	$(81)	$112,721

The following tables show the gross unrealized losses and related fair values of the Company’s investment securities, aggregated by investment category and length of time that individual securities have been in a continuous loss position at March 31, 2013 (unaudited) and at September 30, 2012 and 2011:

March 31, 2013 (unaudited)

	Less than 12 months		More than 12 months		Total
	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value
	(unaudited)
	(Dollars in Thousands)
Securities Available for Sale:
U.S. government and agency obligations	$(97)	$8,894	$—	$—	$(97)	$8,894
Mortgage-backed securities U.S. government agencies	(39)	1,941	—	—	(39)	1,941
Mortgage-backed securities – non-agency	(4)	—	(126)	867	(130)	867
Total securities available for sale	$(140)	$10,835	$(126)	$867	$(266)	$11,702
Securities Held to Maturity:
U.S. government and agency obligations	$(364)	$36,597	$—	$—	$(364)	$36,597
Mortgage-backed securities U.S. government agencies	(5)	2,471	—	—	(5)	2,471
Total securities held to maturity	$(369)	$39,068	$—	$—	$(369)	$39,068
Total	$(509)	$49,903	$(126)	$867	$(635)	$50,770

September 30, 2012

	Less than 12 months		More than 12 months		Total
	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
Securities Available for Sale:
U.S. government and agency obligations	$(1)	$2,999	$—	$—	$(1)	$2,999
Mortgage-backed securities – non-agency	(21)	144	(321)	2,343	(342)	2,487
Total securities available for sale	$(22)	$3,143	$(321)	$2,343	$(343)	$5,486
Securities Held to Maturity:
U.S. government and agency obligations	$(9)	$10,982	$—	$—	$(9)	$10,982
Total securities held to maturity	$(9)	$10,982	$—	$—	$(9)	$10,982
Total	$(31)	$14,125	$(321)	$2,343	$(352)	$16,468

September 30, 2011

	Less than 12 months		More than 12 months		Total
	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
Securities Available for Sale:
U.S. government and agency obligations	$(36)	$4,961	$—	$—	$(36)	$4,961
Mortgage-backed securities – non-agency	(50)	1,108	(871)	2,663	(921)	3,771
Total securities available for sale	$(86)	$6,069	$(871)	$2,663	$(957)	$8,732
Securities Held to Maturity:
U.S. government and agency obligations	$(81)	$18,911	$—	$—	$(81)	$18,911
Total securities held to maturity	$(81)	$18,911	$—	$—	$(81)	$18,911
Total	$(167)	$24,980	$(871)	$2,663	$(1,038)	$27,643

The equity securities and U.S. government agency mortgage-backed securities were not in an unrealized loss position as of September 30, 2012 and 2011.

Management evaluates securities for other-than-temporary impairment (“OTTI”) at least once each quarter, and more frequently when economic or market concerns warrant such evaluation. The Company determines whether the unrealized losses are temporary. The evaluation is based upon factors such as the creditworthiness of the issuers/guarantors, the underlying collateral, if applicable, and the continuing performance of the securities. Management also evaluates other facts and circumstances that may be indicative of an OTTI condition. This includes, but is not limited to, an evaluation of the type of security, the length of time and extent to which the fair value of the security has been less than cost, and the near-term prospects of the issuer.

The Company assesses whether a credit loss existed with respect to a security by considering whether (1) the Company has the intent to sell the security, (2) it is more likely than not that it will be required to sell the security before recovery, or (3) it does not expect to recover the entire amortized cost basis of the security. The Company bifurcates the OTTI impact on impaired securities where impairment in value was deemed to be other than temporary between the component representing credit loss and the component representing loss related to other factors. The portion of the fair value decline attributable to credit loss must be recognized through a charge to earnings. The credit component is determined by comparing the present value of the cash flows expected to be collected, discounted at the rate in effect before recognizing any OTTI, with the amortized cost basis of the debt security. The Company uses the cash flow expected to be realized from the security, which includes assumptions about interest rates, timing and severity of defaults, estimates of potential recoveries, the cash flow distribution from the bond indenture and other factors, then applies a discount rate equal to the effective yield of the security. The difference between the present value of the expected cash flows and the amortized book value is considered a credit loss. The fair market value of the security is determined using the same expected cash flows; the discount rate is a rate the Company determines from open market and other sources as appropriate for the particular security. The difference between the fair market value and the security’s remaining amortized cost is recognized in other comprehensive income.

Management has reviewed its investment securities and determined that for the six months ended March 31, 2013 (unaudited) and years ended September 30, 2012 and 2011, unrealized losses of $25,000, $195,000 and $277,000, respectively, on a pre-tax basis for certain securities in the non-agency mortgage-backed portfolio classified as available for sale were deemed other than temporarily impaired.

The following is a rollforward for the six-months ended March 31, 2013 (unaudited) and for the year ended September 30, 2012 of the amounts recognized in earnings related to credit losses on securities which the Company has recorded OTTI charges through earnings and comprehensive income.

Six months ended March 31, 2013 (unaudited)

(Dollars in Thousands)
Credit component of OTTI as of October 1, 2012	$2,103
Additions for credit-related OTTI charges on previously unimpaired securities	—
Additional increases as a result of impairment charges recognized on investments for which an OTTI was previously recognized	20
Credit component of OTTI as of March 31, 2013	$2,123

Year ended September 30, 2012

(Dollars in Thousands)
Credit component of OTTI as of October 1, 2011	$2,404
Additions for credit-related OTTI charges on previously unimpaired securities	—
Reductions for securities liquidated	(455)
Additional increases as a result of impairment charges recognized on investments for which an OTTI was previously recognized	154
Credit component of OTTI as of September 30, 2012	$2,103

U.S. Government Agency Obligations — The Company’s investments reflected in the tables above in U.S. Government sponsored enterprise notes consist of debt obligations of the FHLB and Federal Farm Credit System (“FFCS”). These securities are typically rated AAA by one of the internationally recognized credit rating services. At March 31, 2013 (unaudited), U.S. Government and agency obligations in a gross unrealized loss position for less than twelve months consisted of 18 securities having an aggregate depreciation of $461,000 or 0.5% from the Company’s amortized cost basis. At September 30, 2012, U.S. Government and agency obligations in a gross unrealized loss position for less than twelve months consisted of five securities having an aggregate depreciation of $10,000 or 0.02% from the Company’s amortized cost basis. There were no securities in a gross unrealized loss position for more than twelve months at such date. The unrealized losses on these debt securities relates principally to the changes in market interest rates and a lack of liquidity currently in the financial markets and are not as a result of projected shortfall of cash flows. In addition, the Company does not intend to sell these securities and it is more likely than not that the Company will not be required to sell the securities. As such, the Company anticipates it will recover the entire amortized cost basis of the securities. As a result, the Company does not consider these investments to be other-than-temporarily impaired at March 31, 2013 (unaudited) or September 30, 2012.

U.S. Agency Issued Mortgage-Backed Securities — At March 31, 2013 (unaudited), the gross unrealized loss in U.S. agency issued mortgage-backed securities in the category of experiencing a gross unrealized loss for less than 12 months was $44,000 or 0.08% from the Company’s amortized cost basis and consisted of two securities. There were no securities in a gross unrealized loss position in the category of experiencing a gross unrealized loss for less than 12 months at September 30, 2012 or more than 12 months at March 31, 2013 (unaudited) or September 30, 2012. These securities represent asset-backed issues that are issued or guaranteed by a U.S. Government sponsored agency or carry the full faith and credit of the United States through a government agency and are currently rated AAA by at least one bond credit rating agency. In September 2008, the U.S. Department of the Treasury announced the establishment of the Government Sponsored Enterprise Credit Facility to ensure credit availability to Fannie Mae and Freddie Mac. The U.S. Department of the Treasury also entered into senior preferred stock purchase agreements, which ensure that each entity maintains a positive net worth and effectively support the holders of debt and mortgage-backed securities issued or guaranteed by Fannie Mae and Freddie Mac. The preferred stock agreements enhance market stability by providing additional security to debt holders, senior and subordinated, thereby alleviating the concern of the credit driven impairment of the securities.

Non-Agency Issued Mortgage-Backed Securities and Collateralized Mortgage Obligations — This portfolio was acquired through the redemption-in-kind during 2008 of the Company’s entire investment in a mutual fund and included 50 and 55 collateralized mortgage obligations (“CMO”) and mortgage-backed securities issued by large commercial financial institutions at March 31, 2013 (unaudited) and September 30, 2012, respectively. For the six months ended March 31, 2013 (unaudited) and year ended September 30, 2012, management recognized an OTTI charge related to a portion of the portfolio securities in the amount of $25,000 and $195,000, respectively, on a pre-tax basis due to the fact that, in management’s judgment, the credit quality of the collateral pool underlying such securities had deteriorated during recent periods to the point that full recovery of the entire amortized cost of the investment was considered to be uncertain. This portfolio consists primarily of securities with underlying collateral consisting of Alt-A loans and those collateralized by home equity lines of credit and other receivables as well as whole loans with more significant exposure to depressed real estate markets in the United States. For the overall portfolio of the securities, there was exposure to the declining real estate markets such as California, Nevada, Arizona and Florida and consequently, an additional OTTI charge was deemed to be warranted as of March 31, 2013 (unaudited) and September 30, 2012. Of the recorded charge, a total of $20,000 and $154,000, respectively, was concluded to be credit related and recognized currently in earnings and $5,000 and $41,000, respectively, was concluded to be attributable to other factors and recognized in accumulated other comprehensive income.

As of March 31, 2013 (unaudited) and September 30, 2012, with the exception of securities discussed above, there are no securities for which the Company currently believes it is not probable that it will collect all amounts due according to the contractual terms of the investment. Management concluded that an other-than-temporary impairment did not exist and the decline in value was attributed to the illiquidity in the financial markets. With respect to the $130,000 in gross unrealized losses related to this part of the portfolio as of March 31, 2013 (unaudited), 13 securities had been in a loss position for longer than 12 months while one security had been in a loss position for less than 12 months. With respect to the $342,000 in gross unrealized losses related to this part of the portfolio as of September 30, 2012, 18 securities had been in a loss position for longer than 12 months while five securities had been in a loss position for less than 12 months. However, the Company does not intend to sell these securities and it is more likely than not that the Company will not be required to sell these securities.

The amortized cost and estimated fair value of U.S. government and agency obligations by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because of call provisions in the securities. Mortgage-backed securities were not included as the contractual maturity thereof is generally irrelevant due to the borrowers’ right to prepay without pre-payment penalty which results in significant prepayments.

	March 31, 2013
	Held to Maturity		Available for Sale
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(unaudited)
	(Dollars in Thousands)
Due within one year	$3,000	$3,021	$—	$—
Due after one through five years	2,000	2,007	—	—
Due after five through ten years	11,498	12,028	2,998	3,062
Due after ten years	55,434	55,576	16,987	16,895
Total	$71,932	$72,632	$19,985	$19,957
	September 30, 2012
	Held to Maturity		Available for Sale
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(Dollars in Thousands)
Due within one year	$1,000	$1,006	$—	$—
Due after one through five years	4,000	4,050	—	—
Due after five through ten years	13,498	14,177	2,999	3,081
Due after ten years	25,977	26,566	10,995	11,022
Total	$44,475	$45,799	$13,994	$14,103

	September 30, 2011
	Held to Maturity		Available for Sale
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(Dollars in Thousands)
Due after one through five years	$11,000	$11,110	$—	$—
Due after five through ten years	49,960	50,658	2,999	3,098
Due after ten years	26,748	27,316	6,361	6,326
Total	$87,708	$89,084	$9,360	$9,424

For the six-month periods ended March 31, 2013 and 2012 (unaudited) the Company realized gross gains of $16,000 and $0, respectively, and gross proceeds from the sale of mortgage-backed securities of $304,000 and $0, respectively. For the years ended September 30, 2012 and 2011, the Company realized gross gains of $2.1 million and $15,000, respectively, and gross proceeds from the sale of mortgage-backed securities of $21.6 million and $105,000, respectively.

LOANS RECEIVABLE	6 Months Ended
Mar. 31, 2013
Receivables [Abstract]
LOANS RECEIVABLE
6.
  LOANS RECEIVABLE

Loans receivable consist of the following:

	March 31, 2013	September 30,
		2012	2011
	(unaudited)
	(Dollars in Thousands)
One-to four-family residential	$241,968	$222,793	$196,533
Multi-family residential	4,751	5,051	5,723
Commercial real estate	18,599	19,333	21,175
Construction and land development	14,800	14,873	22,226
Commercial business	593	632	814
Consumer	421	523	613
Total loans	281,132	263,205	247,084
Undisbursed portion of loans-in-process	(1,872)	(1,629)	(3,773)
Deferred loan costs	1,489	989	564
Allowance for loan losses	(2,512)	(1,881)	(3,364)
Net loans	$278,237	$260,684	$240,511

The Company originates loans to customers located primarily in its local market area. The ultimate repayment of these loans at March 31, 2013 (unaudited) and September 30, 2012 and 2011 is dependent, to a certain degree, on the local economy and real estate market.

The Company originates both adjustable and fixed interest rate loans. At March 31, 2013 (unaudited), the Bank had $32.2 million and at September 30, 2012 and 2011, the Bank had $20.9 million and $36.8 million of adjustable-rate loans, respectively. The adjustable-rate loans have interest rate adjustment limitations and are generally indexed to the one-year U.S. Treasury note rate, Wall Street Journal prime rate or the Average Contract Interest Rate for previously occupied houses as reported by the Federal Housing Finance Board.

The following tables summarize the loans individually evaluated for impairment by loan segment at March 31, 2013 (unaudited) and September 30, 2012 and 2011:

March 31, 2013 (unaudited)

	One- to four- family residential	Multi-family residential	Commercial real estate	Construction and land development	Commercial business	Consumer	Total
	(unaudited)
	(Dollars in Thousands)
Individually evaluated for impairment	$15,959	$906	$2,623	$1,518	$—	$—	$21,006
Collectively evaluated for impairment	226,009	3,845	15,976	13,282	593	421	260,126
Total loans	$241,968	$4,751	$18,599	$14,800	$593	$421	$281,132

September 30, 2012

	One- to four- family residential	Multi-family residential	Commercial real estate	Construction and land development	Commercial business	Consumer	Total
	(Dollars in Thousands)
Individually evaluated for impairment	$25,440	$916	$1,679	$2,573	$—	$—	$30,608
Collectively evaluated for impairment	197,353	4,135	17,654	12,300	632	523	232,597
Total loans	$222,793	$5,051	$19,333	$14,873	$632	$523	$263,205

September 30, 2011

	One- to four- family residential	Multi-family residential	Commercial real estate	Construction and land development	Commercial business	Consumer	Total
	(Dollars in Thousands)
Individually evaluated for impairment	$7,652	$—	$545	$3,235	$—	$—	$11,432
Collectively evaluated for impairment	188,881	5,723	20,630	18,991	814	613	235,652
Total loans	$196,533	$5,723	$21,175	$22,226	$814	$613	$247,084

The loan portfolio is segmented at a level that allows management to monitor risk and performance. Management evaluates all loans classified as substandard or lower and loans delinquent 90 plus days for potential impairment. Loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.

Once the determination is made that a loan is impaired, the determination of whether a specific allocation of the allowance is necessary is generally measured by comparing the recorded investment in the loan to the fair value of the loan using one of the following three methods: (a) the present value of the expected future cash flows discounted at the loan’s effective interest rate; (b) the loan’s observable market price; or (c) the fair value of the collateral less selling costs. Management primarily utilizes the fair value of collateral method as a practically expedient alternative.

The following tables present impaired loans by class, segregated by those for which a specific allowance was required and those for which a specific allowance was not necessary as of March 31, 2013 (unaudited) and September 30, 2012 and 2011:

March 31, 2013 (unaudited)

	Impaired Loans with Specific Allowance		Loans with No Specific Allowance	Total Impaired Loans
	Recorded Investment	Related Allowance	Recorded Investment	Recorded Investment	Unpaid Principal Balance
	(unaudited)
	(Dollars in Thousands)
One-to-four family residential	$—	$—	$15,959	$15,959	$15,959
Multi-family residential	—	—	906	906	906
Commercial real estate	—	—	2,623	2,623	2,623
Construction and land development	—	—	1,518	1,518	1,518
Total Loans	$—	$—	$21,006	$21,006	$21,006

September 30, 2012

	Impaired Loans with Specific Allowance		Impaired Loans with No Specific Allowance	Total Impaired Loans
	Recorded Investment	Related Allowance	Recorded Investment	Recorded Investment	Unpaid Principal Balance
	(Dollars in Thousands)
One-to-four family residential	$—	$—	$25,440	$25,440	$25,440
Multi-family residential	—	—	916	916	916
Commercial real estate	—	—	1,679	1,679	1,679
Construction and land development	—	—	2,573	2,573	2,573
Commercial business	—	—	—	—	—
Consumer	—	—	—	—	—
Total Loans	$—	$—	$30,608	$30,608	$30,608

September 30, 2011

	Impaired Loans with Specific Allowance		Impaired Loans with No Specific Allowance	Total Impaired Loans
	Recorded Investment	Related Allowance	Recorded Investment	Recorded Investment	Unpaid Principal Balance
	(Dollars in Thousands)
One-to-four family residential	$7,652	$495	$—	$7,652	$8,402
Multi-family residential	—	—	—	—	—
Commercial real estate	—	—	545	545	545
Construction and land development	—	—	3,235	3,235	6,846
Commercial business	—	—	—	—	—
Consumer	—	—	—	—	—
Total Loans	$7,652	$495	$3,780	$11,432	$15,793

The following tables present the average investment in impaired loans and related interest income recognized for the periods indicated:

	Six Months Ended March 31, 2013
	Average Recorded Investment	Income Recognized on Accrual Basis	Income Recognized on Cash Basis
	(unaudited)
	(Dollars in Thousands)
One-to four-family residential	$18,865	$325	$69
Multi-family residential	909	33	—
Commercial real estate	1,569	30	12
Construction and land development	1,730	63	—
Total	$23,073	$451	$81

	Six Months Ended March 31, 2012
	Average Recorded Investment	Income Recognized on Accrual Basis	Income Recognized on Cash Basis
	(unaudited)
	(Dollars in Thousands)
One-to four-family residential	$11,295	$102	$161
Commercial real estate	852	8	—
Construction and land development	2,878	29	—
Total	$15,025	$139	$161

	Year Ended September 30, 2012
	Average Recorded Investment	Income Recognized on Accrual Basis	Income Recognized on Cash Basis
	(Dollars in Thousands)
One-to four-family residential	$14,232	$608	$406
Multi-family residential	394	46	—
Commercial real estate	1,913	54	—
Construction and land development	4,995	122	—
Total	$21,533	$830	$406

	Year Ended September 30, 2011
	Average Recorded Investment	Income Recognized on Accrual Basis	Income Recognized on Cash Basis
	(Dollars in Thousands)
One-to four-family residential	$5,184	$—	$251
Construction and land development	4,122	189	—
Total	$9,306	$189	$251

Federal banking regulations and our policies require that the Company utilize an internal asset classification system as a means of reporting problem and potential problem assets. The Company has incorporated an internal asset classification system, consistent with Federal banking regulations, as a part of the credit monitoring system. Management currently classifies problem and potential problem assets as “special mention,” “substandard,” “doubtful” or “loss” assets. An asset is considered “substandard” if it is inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. “Substandard” assets include those characterized by the “distinct possibility” that the insured institution will sustain “some loss” if the deficiencies are not corrected. Assets classified as “doubtful” have all of the weaknesses inherent in those classified “substandard” with the added characteristic that the weaknesses present make “collection or liquidation in full,” on the basis of currently existing facts, conditions, and values, “highly questionable and improbable.” Assets classified as “loss” are those considered “uncollectible” and of such little value that their continuance as assets without the establishment of a specific loss reserve is not warranted. Assets which do not currently expose the insured institution to sufficient risk to warrant classification in one of the aforementioned categories but possess weaknesses are required to be designated “special mention.”

The following tables present the classes of the loan portfolio in which a formal risk weighting system is utilized summarized by the aggregate “Pass” and the criticized category of “special mention,” and the classified categories of “substandard” and “doubtful” within the Company’s risk rating system. The Company had no loans classified as “loss” at the dates presented.

	March 31, 2013
	Pass	Special Mention	Substandard	Doubtful	Total Loans
	(unaudited)
	(Dollars in Thousands)
Multi-family residential	$3,845	$—	$906	$—	$4,751
Commercial real estate	15,976	—	2,623	—	18,599
Construction and land development	13,282	—	1,518	—	14,800
Commercial business	593	—	—	—	593
Total Loans	$33,696	$—	$5,047	$—	$38,743

	September 30, 2012
	Pass	Special Mention	Substandard	Doubtful	Total Loans
	(Dollars in Thousands)
Multi-family residential	$4,135	$—	$916	$—	$5,051
Commercial real estate	17,654	—	1,679	—	19,333
Construction and land development	12,300	—	2,573	—	14,873
Commercial business	632	—	—	—	632
Total Loans	$34,721	$—	$5,168	$—	$39,889

	September 30, 2011
	Pass	Special Mention	Substandard	Doubtful	Total Loans
	(Dollars in Thousands)
Multi-family residential	$5,723	$—	$—	$—	$5,723
Commercial real estate	20,630	—	545	—	21,175
Construction and land development	11,917	3,901	6,408	—	22,226
Commercial business	814	—	—	—	814
Total Loans	$39,084	$3,901	$6,953	$—	$49,938

The following tables present loans in which a formal risk rating system is not utilized, but loans are segregated between performing and non-performing based primarily on delinquency status:

	March 31, 2013
	Performing	Non-Performing	Total Loans
	(unaudited)
	(Dollars in Thousands)
One-to four-family residential	$237,840	$4,128	$241,968
Consumer	421	—	421
Total Loans	$238,261	$4,128	$242,389

	September 30, 2012
	Performing	Non-Performing	Total Loans
	(Dollars in Thousands)
One-to four-family residential	$209,889	$12,904	$222,793
Consumer	523	—	523
Total Loans	$210,412	$12,904	$223,316

	September 30, 2011
	Performing	Non-Performing	Total Loans
	(Dollars in Thousands)
One-to four-family residential	$186,219	$10,314	$196,533
Consumer	613	—	613
Total Loans	$186,832	$10,314	$197,146

Management further monitors the performance and credit quality of the loan portfolio by analyzing the age of the portfolio as determined by the length of time a recorded payment is due. The following tables present the classes of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans:

	March 31, 2013
	Current	30 – 89 Days Past Due	90 Days + Past Due	90 Days + Past Due and Accruing	Total Past Due and Accruing	Total Loans	Non- Accrual
	(unaudited)
	(Dollars in Thousands)
One-to four-family residential	$237,711	$129	$4,128	$—	$129	$241,968	$4,128
Multi-family residential	4,751	—	—	—	—	4,751	—
Commercial real estate	17,538	331	730	—	331	18,599	2,050
Construction and land development	14,800	—	—	—	—	14,800	—
Commercial business	593	—	—	—	—	593	—
Consumer	411	10	—	—	10	421	—
Total Loans	$275,804	$470	$4,858	$—	$470	$281,132	$6,178
	September 30, 2012
	Current	30 – 89 Days Past Due	90 Days + Past Due	90 Days + Past Due and Accruing	Total Past Due and Accruing	Total Loans	Non- Accrual
	(Dollars in Thousands)
One-to four-family residential	$217,061	$1,108	$4,624	$—	$1,108	$222,793	$12,904
Multi-family residential	5,051	—	—	—	—	5,051	—
Commercial real estate	18,859	233	241	—	233	19,333	597
Construction and land development	14,356	—	517	—	—	14,873	517
Commercial business	632	—	—	—	—	632	—
Consumer	522	1	—	—	1	523	—
Total Loans	$256,481	$1,342	$5,382	$—	$1,342	$263,205	$14,018

	September 30, 2011
	Current	30 – 89 Days Past Due	90 Days + Past Due	90 Days + Past Due and Accruing	Total Past Due and Accruing	Total Loans	Non- Accrual
	(Dollars in Thousands)
One-to four-family residential	$190,822	$3,048	$2,663	$—	$3,048	$196,533	$10,314
Multi-family residential	5,723	—	—	—	—	5,723	—
Commercial real estate	20,272	358	545	—	358	21,175	545
Construction and land development	20,454	—	1,772	—	—	22,226	1,772
Commercial business	814	—	—	—	—	814	—
Consumer	613	—	—	—	—	613	—
Total Loans	$238,698	$3,406	$4,980	$—	$3,406	$247,084	$12,631

The allowance for loan losses is established through a provision for loan losses charged to expense. The Company maintains the allowance at a level believed to cover all known and inherent losses in the portfolio that are both probable and reasonable to estimate at each reporting date. Management reviews the allowance for loan losses no less than quarterly in order to identify those inherent losses and to assess the overall collection probability for the loan portfolio in view of these inherent losses. For each primary type of loan, a loss factor is established reflecting an estimate of the known and inherent losses in such loan type using both a quantitative analysis as well as consideration of qualitative factors. The evaluation process includes, among other things, an analysis of delinquency trends, non-performing loan trends, the level of charge-offs and recoveries, prior loss experience, total loans outstanding, the volume of loan originations, the type, size and geographic concentration of our loans, the value of collateral securing the loan, the borrower’s ability to repay and repayment performance, the number of loans requiring heightened management oversight, local economic conditions and industry experience.

Commercial real estate loans entail significant additional credit risks compared to one-to four-family residential mortgage loans, as they generally involve large loan balances concentrated with single borrowers or groups of related borrowers. In addition, the payment experience on loans secured by income-producing properties typically depends on the successful operation of the related real estate project and/or business operation of the borrower who is also the primary occupant, and thus may be subject to a greater extent to the effects of adverse conditions in the real estate market and in the economy in general. Commercial business loans typically involve a higher risk of default than residential loans of like duration since their repayment is generally dependent on the successful operation of the borrower’s business and the sufficiency of collateral, if any. Land acquisition, development and construction lending exposes us to greater credit risk than permanent mortgage financing. The repayment of land acquisition, development and construction loans depends upon the sale of the property to third parties or the availability of permanent financing upon completion of all improvements. These events may adversely affect the borrower and the value of the collateral property.

The following tables summarize the primary segments of the allowance for loan losses, segmented into the amount required for loans individually evaluated for impairment and the amount required for loans collectively evaluated for impairment. Activity in the allowance is presented for the six-month period ended March 31, 2013 (unaudited) and for the years ended September 30, 2012 and 2011:

	Six Month Ended March 31, 2013
	One- to four- family residential	Multi-family residential	Commercial real estate	Construction and land development	Commercial business	Consumer	Unallocated	Total
	(unaudited)
	(Dollars in Thousands)
ALLL balance at September 30, 2012	$830	$7	$125	$745	$3	$1	$170	$1,881
Charge-offs	(154)	—	—	—	—	—	—	(154)
Recoveries	25	—	—	760	—	—	—	785
Provision	100	—	50	(208)	—	—	58	—
ALLL balance at March 31, 2013	$801	$7	$175	$1,297	$3	$1	$228	$2,512
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	$801	$7	$175	$1,297	$3	$1	$228	$2,512

	Six Month Ended March 31, 2012
	One- to four- family residential	Multi-family residential	Commercial real estate	Construction and land development	Commercial business	Consumer	Unallocated	Total
	(unaudited)
	(Dollars in Thousands)
ALLL balance at September 30, 2011	$1,651	$7	$221	$1,481	$3	$1	—	$3,364
Charge-offs	(261)	—	—	(303)	—	—	—	(564)
Recoveries	—	—	—	—	—	—	—	—
Provision	187	94	52	(256)	1	—	276	250
ALLL balance at March 31, 2012	$1,577	$101	$169	$922	$4	$1	$276	$3,050
Individually evaluated for impairment	$957	$—	$—	$—	$—	$—	$—	$957
Collectively evaluated for impairment	$620	$101	$169	$922	$4	$1	$276	$2,093

	Year Ended September 30, 2012
	One- to four- family residential	Multi-family residential	Commercial real estate	Construction and land development	Commercial business	Consumer	Unallocated	Total
	(Dollars in Thousands)
ALLL balance at September 30, 2011	$1,651	$7	$221	$1,481	$3	$1	$—	$3,364
Charge-offs	(1,905)	—	—	(303)	—	—	—	(2,208)
Recoveries	—	—	—	—	—	—	—	—
Provision	1,084	—	(96)	(433)	—	—	170	725
ALLL balance at September 30, 2012	$830	$7	$125	$745	$3	$1	$170	$1,881
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	$830	$7	$125	$745	$3	$1	$170	$1,881

	Year Ended September 30, 2011
	One- to four- family residential	Multi-family residential	Commercial real estate	Construction and land development	Commercial business	Consumer	Unallocated	Total
	(Dollars in Thousands)
ALLL balance at September 30, 2010	$672	$4	$560	$1,909	$3	$1	$2	$3,151
Charge-offs	(750)	—	—	(3,667)	—	—	—	(4,417)
Recoveries	—	—	—	—	—	—	—	—
Provision	1,729	3	(339)	3,239	—	—	(2)	4,630
ALLL balance at September 30, 2011	$1,651	$7	$221	$1,481	$3	$1	$—	$3,364
Individually evaluated for impairment	$495	$—	$—	$—	$—	$—	$—	$495
Collectively evaluated for impairment	$1,156	$7	$221	$1,481	$3	$1	$—	$2,869

The Company determined that no provision for loan losses was required for the six months ended March 31, 2013 (unaudited) as recoveries of $785,000 were recognized on a previously charged-off construction loan which led to an increase in the loan loss allowance sufficient to address the inherent risk and known losses in the loan portfolio. The Company established a provision for loan losses of $725,000 for the year ended September 30, 2012 as compared to $4.6 million for fiscal 2011. The higher level of provisions in the 2011 period reflected primarily the recognition of the decrease in the value of the collateral securing two construction development projects necessitating charge-offs aggregating $4.4 million. The allowance for loan losses totaled $2.5 million, or 0.9% of total loans and 40.7% of non-performing loans at March 31, 2013 (unaudited) as compared to $1.9 million, or 0.7% of total loans and 13.4% of non-performing loans at September 30, 2012 and $3.4 million, or 1.4% of total loans and 26.6% of non-performing loans at September 30, 2011. The decline in the allowance from the 2011 period resulted from the charge-off of $2.2 million, a portion of which were specific allocations established and charged to provision expense in prior periods.

Management will continue to monitor and modify the allowance for loan losses as conditions dictate. No assurances can be given that the level of allowance for loan losses will cover all of the inherent losses on the loans or that future adjustments to the allowance for loan losses will not be necessary if economic and other conditions differ substantially from the economic and other conditions used by management to determine the current level of the allowance for loan losses.

The following table summarizes information regarding troubled debt restructurings for the six months ended March 31, 2013 (unaudited). There were no other troubled debt restructuring modifications approved during the six months ended March 31, 2013 (unaudited) or for the years ended September 30, 2012 and 2011.

	Number of Contracts	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investments
(Dollars in Thousands)
One-to-four family residential	—	$—	$—
Multi-family residential	—	—	—
Commercial real estate	1	1,321	1,321
Construction and land development	—	—	—
Commercial business	—	—	—
Consumer	—	—	—

In January 2013, the Bank completed the sale of five one-to-four family residential loans classified as troubled debt restructurings related to a 133-unit condominium project located in Philadelphia in which the Bank was the lead lender and held a $9.2 million investment. In connection with the closing of the loan sale, the Bank and the other loan participants extended a loan to an affiliate of the borrower, the proceeds of which were used to reduce the principal balance due on the project. The Bank’s portion of such loan is approximately $1.3 million. The new loan is being reported as a troubled debt restructuring during the quarter ending March 31, 2013. The Bank did not incur any additional losses upon completion of the sale of the loans beyond the $968,000 loss already recognized in prior periods.

At September 30, 2012, the Company had five one-to four-family residential loans aggregating to $8.1 million classified as troubled debt restructurings. These loans are all to the same borrower and are related to the 133-unit completed condominium project in Philadelphia discussed above. The loans were originally classified as construction loans but reclassified as one-to four-family residential loans in fiscal 2011 upon the completion of construction due to the nature of the collateral securing the loans. There was a $140,000 decrease in interest income during the year ended September 30, 2012 as a result of the restructuring which involved reducing the interest rate. All of the troubled debt restructurings involved changes in the interest rates on the loans; no debt was forgiven. At September 30, 2012, the troubled debt restructurings were performing in accordance with the modified terms. However, they were on non-accrual. At September 30, 2011, the troubled debt restructurings totaled $7.7 million related to the loans described above.

No troubled debt restructurings defaulted during the six months ended March 31, 2013 and 2012 or during the years ended September 30, 2012 and 2011.

OFFICE PROPERTIES AND EQUIPMENT	6 Months Ended
Mar. 31, 2013
Property, Plant and Equipment [Abstract]
OFFICE PROPERTIES AND EQUIPMENT
7.
  OFFICE PROPERTIES AND EQUIPMENT

Office properties and equipment are summarized by major classifications as follows:

	March 31, 2013	September 30,
		2012	2011
	(unaudited)
	(Dollars in Thousands)
Land	$247	$247	$247
Buildings and improvements	2,577	2,565	2,565
Furniture and equipment	3,732	3,695	3,519
Automobiles	135	135	144
Total	6,691	6,642	6,475
Accumulated depreciation	(5,126)	(4,954)	(4,659)
Total office properties and equipment, net of accumulated depreciation	$1,565	$1,688	$1,816

Depreciation expense amounted to $172,000, $171,000, $345,000 and $342,000, for the six-months periods ended March 31, 2013 and 2012 (unaudited), and for the years ended September 30, 2012 and 2011, respectively.

DEPOSITS	6 Months Ended
Mar. 31, 2013
Deposits [Abstract]
DEPOSITS
8.
  DEPOSITS

Deposits consist of the following major classifications:

	March 31, 2013		September 30,
			2012		2011
	Amount	Percent	Amount	Percent	Amount	Percent
	(unaudited)
	(Dollars in Thousands)
Money market deposit accounts	$68,861	16.5%	$69,735	16.4%	$75,649	17.4%
Interest-bearing checking accounts	35,640	8.6	33,659	7.9	29,658	6.8
Non-interest-bearing checking accounts	3,116	0.7	3,711	0.9	3,847	0.9
Passbook, club and statement savings	72,260	17.4	71,083	16.7	70,623	16.2
Certificates maturing in six months or less	89,095	21.4	71,173	16.7	52,539	12.0
Certificates maturing in more than six months	147,125	35.4	176,241	41.4	203,698	46.7
Total	$416,097	100.0%	$425,602	100.0%	$436,014	100.0%

The amount of scheduled maturities of certificate accounts was as follows:

	March 31, 2013	September 30, 2012
	(unaudited)
	(Dollars in Thousands)
One year or less	$141,425	$145,367
One through two years	26,111	42,424
Two through three years	26,992	23,551
Three through four years	19,439	15,572
Four through five years	22,253	20,500
Total	$236,220	$247,414

Certificates of deposit of $100,000 or more at March 31, 2013 (unaudited), September 30, 2012 and 2011 totaled $90.7 million, $96.2 million and $97.4 million, respectively.

Interest expense on deposits was comprised of the following:

	Six Months Ended March 31,		Year Ended September 30,
	2013	2012	2012	2011
	(unaudited)
	(Dollars in Thousands)
Checking and money market deposit accounts	$181	$274	$490	$779
Passbook, club and statement savings accounts	121	227	401	701
Certificate accounts	2,057	2,504	4,884	5,611
Total	$2,359	$3,005	$5,775	$7,091

ADVANCES FROM FEDERAL HOME LOAN BANK	6 Months Ended
Mar. 31, 2013
Banking and Thrift [Abstract]
ADVANCES FROM FEDERAL HOME LOAN BANK
9.
  ADVANCES FROM FEDERAL HOME LOAN BANK

Advances from the FHLB totaled $340,000, $483,000 and $570,000 at March 31, 2013 (unaudited), September 30, 2012 and 2011, respectively. These advances were obtained in connection with the Bank’s participation in a community housing program and range in maturity from fiscal years 2012 through 2015.

The advances are collateralized by all of the Bank’s holdings of FHLB stock, U.S. government and agency investment securities held by the Bank and substantially all qualifying first mortgage loans held by the Bank. At March 31, 2013 (unaudited) and September 30, 2012, the Bank had the ability to obtain $135.0 million and $115.6 million, respectively, of additional FHLB advances.

INCOME TAXES	6 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
INCOME TAXES
10.
  INCOME TAXES

The Company files a consolidated federal income tax return. The Company uses the specific charge-off method for computing reserves for bad debts. Generally this method allows the Company to deduct an annual addition to the reserve for bad debt equal to its net charge-offs.

The provision for income taxes for the six-months ended March 31, 2013 and 2012 (unaudited) and the years ended September 30, 2012 and 2011 consists of the following:

	Six Months Ended March 31,		Year Ended September 30,
	2013	2012	2012	2011
	(unaudited)
	(Dollars in Thousands)
Current:
Federal (benefit) expense	$(435)	$505	$321	$1,536
Total current taxes	(435)	505	321	1,536
Deferred income tax expense (benefit)	972	(11)	961	(1,748)
Total income tax provision (benefit)	$537	$494	$1,282	$(212)

Items that gave rise to significant portions of deferred income taxes are as follows:

	March 31, 2013	September 30,
		2012	2011
	(unaudited)
	(Dollars in Thousands)
Deferred tax assets:
Deposit premium	$—	$20	$69
Allowance for loan losses	1,962	2,302	2,695
Real estate owned expenses	222	301	101
Non-accrual interest	119	196	128
Accrued vacation	94	95	78
Capital loss carryforward	1,718	1,262	1,986
Impairment loss	1,113	1,562	1,510
Post-retirement benefit plans	133	135	176
Split dollar life insurance	22	22	31
Employee benefit plans	352	386	345
Total deferred tax assets	5,735	6,281	7,119
Valuation allowance	(2,274)	(2,046)	(2,009)
Total deferred tax assets, net of valuation allowance	3,461	4,235	5,110
Deferred tax liabilities:
Unrealized gain on available for sale securities	470	661	1,161
Property	517	526	545
Mortgage servicing	—	—	1
Deferred loan fees	506	299	192
Total deferred tax liabilities	1,493	1,486	1,899
Net deferred tax asset	$1,968	$2,749	$3,211

The Company establishes a valuation allowance for deferred tax assets when management believes that the deferred tax assets are not likely to be realized either through a carry back to taxable income in prior years, future reversals of existing taxable temporary differences, and, to a lesser extent, future taxable income. The tax deduction generated by the redemption of the shares of the mutual fund and the subsequent impairment charge on the assets acquired through the redemption in kind are considered a capital loss and can only be utilized to the extent of capital gains over a five year period, resulting in the establishment of a valuation allowance for the carryforward period which expires beginning in 2013. The valuation allowance totaled $2.3 million March 31, 2013 (unaudited) and $2.0 million at both September 30, 2012 and 2011.

The income tax expense differs from that computed at the statutory federal corporate tax rate as follows:

	Six Months Ended March 31,
	2013		2012
	Amount	Percentage of Pretax Income	Amount	Percentage of Pretax Income (Loss)
	(unaudited)
	(Dollars in Thousands)
Tax at statutory rate	$280	34.0%	$334	34.0%
Adjustments resulting from:
Valuation allowance	228	27.7	102	10.4
Income from bank owned life insurance	(35)	(4.3)	(30)	(3.0)
Employee benefit plans	64	7.8	80	8.1
Other	—	—	8	0.8
Income tax expense per statements of income	$537	65.2%	$494	50.3%

	Year Ended September 30,
	2012		2011
	Amount	Percentage of Pretax Income	Amount	Percentage of Pretax Income (Loss)
	(Dollars in Thousands)
Tax at statutory rate	$1,318	34.0%	$(34)	(34.0)%
Adjustments resulting from:
Valuation allowance	37	0.9	(200)	(200.0)
Income from bank owned life insurance	(160)	(4.1)	(65)	(65.0)
Employee benefit plans	92	2.4	84	84.0
Other	(5)	(0.1)	3	3.0
Income tax expense (benefit) per statements of income	$1,282	33.1%	$(212)	(212.0)%

There is currently no liability for uncertain tax positions and no known unrecognized tax benefits. The Company recognizes, when applicable, interest and penalties related to unrecognized tax benefits in the provision for income taxes in the Consolidated Statements of Operations as a component of income tax expense. As of March 31, 2013, the Internal Revenue Service conducted an audit of the Company’s tax returns for the year ended September 30, 2010, and no adverse findings were reported. The Company’s federal and state income tax returns for taxable years through September 30, 2008 have been closed for purposes of examination by the Internal Revenue Service and the Pennsylvania Department of Revenue.

REGULATORY CAPITAL REQUIREMENTS	6 Months Ended
Mar. 31, 2013
Banking and Thrift [Abstract]
REGULATORY CAPITAL REQUIREMENTS
11.
  REGULATORY CAPITAL REQUIREMENTS

The Company and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory —  and possibly additional discretionary — actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Company’s and the Bank’s capital amounts and the Bank’s classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the table below) of Tier 1 capital (as defined in the regulations) to average assets (as defined) and risk-weighted assets (as defined), and of total capital (as defined) to risk-weighted assets. Management believes, as of March 31, 2013 (unaudited), September 30, 2012 and 2011, that the Company and the Bank met all regulatory capital adequacy requirements to which they each are subject.

To be categorized as well capitalized, the Bank must maintain the minimum Tier 1 capital, Tier 1 risk-based and total risk-based ratios as set forth in the table below.

The Company’s and the Bank’s actual capital amounts and ratios are also presented in the following table:

	Actual		Required for Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
March 31, 2013 (unaudited):
Tier 1 capital (to average assets)
Company	$56,267	12.24%	$19,363	4.0%	N/A	N/A
Bank	55,535	11.47	19,363	4.0	$25,204	5.0%
Tier 1 capital (to risk-weighted assets)
Company	59,267	26.74	8,866	4.0	N/A	N/A
Bank	55,535	25.06	8,866	4.0	13,299	6.0
Total capital (to risk-weighted assets)
Company	61,779	27.87	17,732	8.0	N/A	N/A
Bank	58,047	26.19	17,732	8.0	22,165	10.0
September 30, 2012:
Tier 1 capital (to average assets)
Company	$58,548	11.73%	$19,965	4.0%	N/A	N/A
Bank	54,668	10.95	19,965	4.0	$24,956	5.0%
Tier 1 capital (to risk-weighted assets)
Company	58,548	27.51	8,513	4.0	N/A	N/A
Bank	54,668	25.69	8,513	4.0	12,770	6.0
Total capital (to risk-weighted assets)
Company	60,429	28.39	17,027	8.0	N/A	N/A
Bank	56,549	26.57	17,027	8.0	21,284	10.0
September 30, 2011:
Tier 1 capital (to average assets)
Company	$55,199	11.06%	$19,961	4.0%	N/A	N/A
Bank	51,051	10.23	19,961	4.0	$24,951	5.0%
Tier 1 capital (to risk-weighted assets)
Company	55,199	25.54	8,645	4.0	N/A	N/A
Bank	51,051	23.62	8,645	4.0	12,968	6.0
Total capital (to risk-weighted assets)
Company	57,909	26.79	17,290	8.0	N/A	N/A
Bank	53,761	24.87	17,290	8.0	21,613	10.0

EMPLOYEE BENEFITS	6 Months Ended
Mar. 31, 2013
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
EMPLOYEE BENEFITS
12.
  EMPLOYEE BENEFITS

The Bank is a member of a multi-employer (and multiple-employer plan under the provisions of the Employee Retirement Income Security Act of 1974 and the Internal Revenue Code of 1986) defined benefit pension plan covering all employees meeting certain eligibility requirements. The Bank’s policy is to fund pension costs accrued. The expense relating to this plan for the six months ended March 31, 2013 and 2012 (unaudited) was $187,000 and $496,000, respectively. The expense relating to this plan for the years ended September 30, 2012 and 2011 was $841,000 and $730,000, respectively. There are no collective bargaining agreements in place that require contributions to the plan. Additional information regarding the plan as of September 30, 2012 is noted below:

Legal Name of Plan	Pentegra Defined Benefit Plan for Financial Institutions
Plan Employer Identification Number	13-5645888
The Company’s Contribution for the year ended September 30, 2012	$980,000
Are Company’s Contributions more than 5% of total contributions?	No
Funded Status	100.09%

The Pentegra Defined Benefits Plan for Financial Institutions is a single plan under Internal Revenue Code Section 413(c) and, as a result, all of the assets stand behind all of the liabilities. Accordingly, under the plan, contributions made by a participating employer may be used to provide benefits to participants of other participating employers.

The Bank also has a defined contribution plan for employees meeting certain eligibility requirements. The defined contribution plan may be terminated at any time at the discretion of the Bank. There was no expense relating to this plan for the six months ended March 31, 2013 and 2012 (unaudited) or years ended September 30, 2012 and 2011. The Company eliminated the employer match in conjunction with the establishment of the employee stock ownership plan (“ESOP”) discussed below.

The Bank maintains an ESOP for substantially all of its full-time employees meeting certain eligibility requirements. The purchase of shares of the Company’s common stock by the ESOP was funded by a loan from the Company. The loan will be repaid principally from the Bank’s contributions to the ESOP. Shares of the Company’s common stock purchased by the ESOP are held in a suspense account and released for allocation to participants on a pro rata basis as debt service payments are made on the loan. Shares released are allocated to each eligible participant based on the ratio of each such participant’s base compensation, as defined in the ESOP, to the total base compensation of all eligible plan participants. As the unearned shares are released and allocated among participants, the Bank recognizes compensation expense based on the current market price of the shares released. The ESOP purchased 452,295 shares of the Company’s common stock on the open market for a total cost of approximately $4.5 million. The average purchase price was $9.86 per share. As of March 31, 2013 (unaudited) and September 30, 2012, the Company had allocated a total of 175,305 shares and 152,685, respectively, from the suspense account to participants and committed to release an additional 5,655 shares and 16,965 shares, respectively. The expense relating to the ESOP for the six months ended March 31, 2013 and 2012 (unaudited) was $79,000 and $59,000, respectively. The expense relating to the ESOP for the years ended September 30, 2012 and 2011 was $122,000 and $139,000, respectively.

The Company maintains a Recognition and Retention Plan (“RRP”) which is administered by a committee of the Board of Directors. The RRP provides for the grant of shares of common stock of the Company to certain officers, employees and directors of the Company. In order to fund the grant of shares under the RRP, the RRP Trust purchased 226,148 shares of the Company’s common stock in the open market for approximately $2.5 million at an average price per share of $10.85. The Company made sufficient contributions to the RRP Trust to fund these purchases. No additional purchases are expected to be made by the RRP Trust under the RRP. As of March 31, 2013 (unaudited), substantially all the shares had been awarded as part of the RRP. Shares subject to awards under the RRP generally vest at the rate of 20% per year over five years. As of March 31, 2013 (unaudited) and September 30, 2012, 141,975 shares and 106,198 shares, respectively, had become fully vested and 3,900 shares and none, respectively, had been forfeited. The forfeited shares are available for future awards.

Compensation expense related to the shares subject to awards granted is recognized ratably over the five-year vesting period in an amount per share equal to the fair value at the grant date. During the six months ended March 31, 2013 (unaudited), $225,000 was recognized in compensation expense for the RRP. Income tax benefit of $30,000 was recognized for the six months ended March 31, 2013 (unaudited). During the six months ended March 31, 2012 (unaudited), 195,000 was recognized in compensation expense for the RRP. Tax expense of $2,000 was recognized during the six months ended March 31, 2012 (unaudited). During the year ended September 30, 2012, approximately $390,000 was recognized in compensation expense for the RRP. Tax benefits of $64,000 were recognized during the year ended September 30, 2012. During the year ended September 30, 2011, approximately $390,000 was recognized in compensation expense for the RRP. Tax benefits of $71,000 were recognized during the year ended September 30, 2011. At March 31, 2013 (unaudited) and September 30, 2012, approximately $623,000 and $502,000, respectively, in additional compensation expense for the shares awarded related to the RRP remained unrecognized.

A summary of the Company’s nonvested stock award activity for the six months ended March 31, 2013 (unaudited) and year ended September 30, 2012 is presented in the following tables:

	Six Months Ended March 31, 2013
	Number of Shares	Weighted Average Grant Date Fair Value
	(unaudited)
Nonvested stock awards at October 1, 2012	72,684	$11.10
Issued	47,266	7.38
Forfeited	(3,900)	8.96
Vested	(35,776)	11.12
Nonvested stock awards at the March 31, 2013	80,274	$9.00

	Year Ended September 30, 2012
	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested stock awards at beginning of year	108,460	$11.10
Issued	—	—
Vested	(35,776)	11.12
Nonvested stock awards at the end of the period	72,684	$11.10

The Company also maintains a Stock Option Plan. The Stock Option Plan authorizes the grant of stock options to officers, employees and directors of the Company to acquire shares of common stock with an exercise price at least equal to the market value of the common stock on the grant date. Options will generally become vested and exercisable at the rate of 20% per year over five years and are generally exercisable for a period of ten years after the grant date. A total of 565,369 shares of common stock are available for issuance pursuant to the Stock Option Plan. As of March 31, 2013 (unaudited) and September 30, 2012, 565,369 and 442,400, respectively, of the options had been awarded under the Plan. As of March 31, 2013 (unaudited) and September 30, 2012, 351,093 and 262,613 options, respectively, were vested and 10,773 and none, respectively, had been forfeited.
A summary of the status of the Company’s stock options under the Stock Option Plan as of March 31, 2013 and September 30, 2012 and changes during the six month period ended March 31, 2013 (unaudited) and year ended September 30, 2012 are presented below:

	Six Months Ended March 31, 2013
	Number of Shares	Weighted Average Exercise Price
	(unaudited)
Options outstanding at October 1, 2012	442,400	$11.12
Granted	122,969	7.37
Exercised	—	—
Forfeited	(10,773)	8.90
Outstanding at March 31, 2013	554,596	$10.33
Exercisable at March 31, 2013	351,093	$11.13

	Year Ended September 30, 2012
	Number of Shares	Weighted Average Exercise Price
Options outstanding at beginning of year	442,400	$11.12
Granted	—	—
Exercised	—	—
Forfeited	—	—
Outstanding at the end of the period	442,400	$11.12
Exercisable at the end of the period	262,613	$11.13

The weighted average remaining contractual term was approximately 6.6 years and 6.25 years for options outstanding as of March 31, 2013 (unaudited) and September 30, 2012, respectively.

The estimated fair value of options granted during fiscal 2009 was $2.81 per share, $2.76 for options granted during fiscal 2010 and $3.15 for options granted during 2013. The fair value was estimated on the date of grant using the Black-Scholes pricing model. No options were granted in fiscal years 2011 and 2012.

During the years ended September 30, 2012 and 2011, $244,000 was recognized in compensation expense for the Stock Option Plan in both periods. A tax benefit of $24,000 was recognized during each of the years ended September 30, 2011 and 2012. During the six months ended March 31, 2013 (unaudited) $129,000 was recognized in compensation expense for the Stock Option Plan. A tax benefit $13,000 was recognized for the six months ended March 31, 2013 (unaudited). During the six months ended March 31, 2012 (unaudited) $122,000 was recognized in compensation expense. A tax benefit of $12,000 was recognized during the six months ended March 31, 2012. At March 31, 2013 (unaudited) and September 30, 2012, approximately $533,000 and $315,000, respectively, in additional compensation expense for awarded options remained unrecognized. The weighted average period over which this expense will be recognized is approximately 1.6 years and 1.25 years at each respective period.

COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
13.
  COMMITMENTS AND CONTINGENT LIABILITIES
At March 31, 2013 (unaudited), the Company had $7.5 million in outstanding commitments to originate fixed and variable-rate loans with market interest rates ranging from 2.50% to 6.00%. At September 30, 2012, the Company had $14.1 million in outstanding commitments to originate fixed and variable-rate loans with market interest rates ranging from 2.75% to 6.00%. At September 30, 2011, the Company had $7.2 million in outstanding commitments to originate fixed and variable-rate loans with market interest rates ranging from 4.125% to 7.25%. The aggregate undisbursed portion of loans-in-process amounted to $1.9 million, $1.6 million and $3.8 million, respectively, at March 31, 2013 (unaudited), September 30, 2012 and 2011.

The Company also had commitments under unused lines of credit of $6.1 million, $6.5 million and $7.8 million, respectively, and letters of credit outstanding of $187,000, $167,000 and $676,000, respectively, at March 31, 2013 (unaudited), September 30, 2012 and 2011, respectively.

The Company is subject to various pending claims and contingent liabilities arising in the normal course of business which are not reflected in the accompanying consolidated financial statements. Management considers that the aggregate liability, if any, resulting from such matters will not be material.

Among the Company’s contingent liabilities are exposures to limited recourse arrangements with respect to the Company’s sales of whole loans and participation interests. At both March 31, 2013 (unaudited) and September 30, 2012, the exposure, which represents a portion of credit risk associated with the sold interests, amounted to $64,000. This exposure is for the life of the related loans and payables, on the Company’s proportionate share, as actual losses are incurred.

FAIR VALUE MEASUREMENT	6 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT
14.
  FAIR VALUE MEASUREMENT

The fair value estimates presented herein are based on pertinent information available to management as of March 31, 2013 (unaudited), September 30, 2012 and 2011, respectively. Although management is not aware of any factors that would significantly affect the fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date and, therefore, current estimates of fair value may differ significantly from the amounts presented herein.

Generally accepted accounting principles used in the United States establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value.

The three broad levels of hierarchy are as follows:

Level 1
  Quoted prices in active markets for identical assets or liabilities.
Level 2
  Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3
  Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Those assets as of March 31, 2013 (unaudited) and September 30, 3012 and 2011, which are to be measured at fair value on a recurring basis are as follows:

March 31, 2013

	Category Used for Fair Value Measurement
	Level 1	Level 2	Level 3	Total
	(unaudited)
	(Dollars in Thousands)
Assets:
Securities available for sale:
U.S. Government and agency obligations	$—	$19,957	$—	$19,957
Mortgage-backed securities – U.S. Government agencies	—	38,948	—	38,948
Mortgage-backed securities – Non-agency	—	3,792	—	3,792
FHLMC preferred stock	18	—	—	18
Total	$18	$62,697	$—	$62,715

September 30, 2012

	Category Used for Fair Value Measurement
	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)
Assets:
Securities available for sale:
U.S. Government and agency obligations	$—	$14,103	$—	$14,103
Mortgage-backed securities – U.S. Government agencies	—	47,762	—	47,762
Mortgage-backed securities – Non-agency	—	4,103	—	4,103
FHLMC preferred stock	7	—	—	7
Total	$7	$65,968	$—	$65,975

September 30, 2011

	Category Used for Fair Value Measurement
	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)
Assets:
Securities available for sale:
U.S. Government and agency obligations	$—	$9,424	$—	$9,424
Mortgage-backed securities – U.S. Government agencies	—	61,583	—	61,583
Mortgage-backed securities – Non-agency	—	4,357	—	4,357
FHLMC preferred stock	6	—	—	6
Total	$6	$75,364	$—	$75,370

Certain assets are measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). The Company measures impaired loans and real estate owned at fair value on a non-recurring basis.

Impaired Loans

The Company considers loans to be impaired when it becomes more likely than not that the Company will be unable to collect all amounts due in accordance with the contractual terms of the loan agreements. Collateral dependent impaired loans are based on the fair value of the collateral which is based on appraisals and would be categorized as Level 2 measurement. In some cases, adjustments are made to the appraised values for various factors including the age of the appraisal, age of the comparables included in the appraisal, and known changes in the market and in the collateral. These adjustments are based upon unobservable inputs, and therefore, the fair value measurement has been categorized as a Level 3 measurement. These loans are reviewed for impairment and written down to their net realizable value by charges against the allowance for loan losses. The collateral underlying these loans had a fair value of $21.0 million at March 31, 2013 (unaudited) and $30.6 million at September 30, 2012.

Real Estate Owned

Once an asset is determined to be uncollectible, the underlying collateral is generally repossessed and reclassified to foreclosed real estate and repossessed assets. Once repossessed, these assets are carried at the lower of cost or fair value of the collateral, based on independent appraisals, less cost to sell and would be categorized as Level 2 measurement. In some cases, adjustments are made to the appraised values for various factors including age of the appraisal, age of the comparables included in the appraisal, and known changes in the market and in the collateral. Thus the evaluations are based upon unobservable inputs, and therefore, the fair value measurement has been categorized as a Level 3 measurement.
Summary of Non-Recurring Fair Value Measurements
	At March 31, 2013
	Level 1	Level 2	Level 3	Total
	(unaudited)
	(Dollars in Thousands)
Impaired loans	$—	$—	$21,006	$21,006
Real estate owned	—	—	1,258	$1,258
Total	$—	$—	$22,264	$22,264

	At September 30, 2012
	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)
Impaired loans	$—	$—	$30,608	$30,608
Real estate owned	—	—	1,972	$1,972
Total	$—	$—	$32,580	$32,580

	At September 30, 2011
	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)
Impaired loans	$—	$—	$10,937	10,937
Real estate owned	—	2,268	—	2,268
Total	$—	$2,268	$10,937	$13,205

The following tables provide information describing the valuation processes used to determine nonrecurring fair value measurements categorized within level 3 of the fair value hierarchy:

	At March 31, 2013
	Fair Value	Valuation Technique	Unobservable Input	Range
	(unaudited)
	(Dollars in Thousands)
Impaired loans	$21,006	Property appraisals	Management discount for selling costs, property type and market volatility	10% – 20% discount
Real estate owned	$1,258	Property appraisals	Management discount for selling costs, property type and market volatility	10% – 20% discount

	At September 30, 2012
	Fair Value	Valuation Technique	Unobservable Input	Range
	(Dollars in Thousands)
Impaired loans	$30,608	Property appraisals	Management discount for selling costs, property type and market volatility	10% – 20%discount
Real estate owned	$1,972	Property appraisals	Management discount for selling costs, property type and market volatility	10% – 20%discount

The fair value amounts have been determined by the Company using available market information and appropriate valuation methodologies. However, considerable judgment is necessarily required to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

			Fair Value Measurements at March 31, 2013
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(unaudited)
	(Dollars in Thousands)
Assets:
Cash and cash equivalents	$33,612	$33,612	$33,612	$—	$—
Investment and mortgage-backed securities available for sale	62,715	62,715	18	62,697	—
Investment and mortgage-backed securities held to maturity	87,976	90,182	—	90,182	—
Loans receivable, net	278,237	283,817	—	—	283,817
Accrued interest receivable	1,833	1,833	1,833	—	—
Federal Home Loan Bank stock	1,659	1,659	1,659	—	—
Bank owned life insurance	7,022	7,022	7,022	—	—
Liabilities:
Checking accounts	38,756	38,756	38,756	—	—
Money market deposit accounts	68,861	68,861	68,861	—	—
Passbook, club and statement savings accounts	72,260	72,260	72,260	—	—
Certificates of deposit	236,220	240,855	—	240,855	—
Advances from Federal Home Loan Bank	340	340	340	—	—
Accrued interest payable	747	747	747	—	—
Advances from borrowers for taxes and insurance	1,266	1,266	1,266	—	—

			Fair Value Measurements at September 30, 2012
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(Dollars in Thousands)
Assets:
Cash and cash equivalents	$81,273	$81,273	$81,273	$—	$—
Investment and mortgage-backed securities available for sale	65,975	65,975	7	65,968	—
Investment and mortgage-backed securities held to maturity	63,110	66,401	—	66,401	—
Loans receivable, net	260,684	266,699	—	—	266,699
Accrued interest receivable	1,661	1,661	1,661	—	—
Federal Home Loan Bank stock	2,239	2,239	2,239	—	—
Bank owned life insurance	6,919	6,919	6,919	—	—
Liabilities:
Checking accounts	37,370	37,370	37,370	—	—
Money market deposit accounts	69,735	69,735	69,735	—	—
Passbook, club and statement savings accounts	71,083	71,083	71,083	—	—
Certificates of deposit	247,414	252,479	—	252,479	—
Advances from Federal Home Loan Bank	483	484	484	—	—
Accrued interest payable	2,382	2,382	2,382	—	—
Advances from borrowers for taxes and insurance	1,273	1,273	1,273	—	—

	September 30, 2011
	Carrying Amount	Fair Value
	(Dollars in Thousands)
Assets:
Cash and cash equivalents	$53,829	$53,829
Investment and mortgage-backed securities available for sale	75,370	75,370
Investment and mortgage-backed securities held to maturity	108,956	112,721
Loans receivable, net	240,511	248,382
Accrued interest receivable	2,026	2,026
Federal Home Loan Bank stock	2,887	2,887
Bank owned life insurance	6,180	6,180
Liabilities:
Checking accounts	33,505	33,505
Money market deposit accounts	75,649	75,649
Passbook, club and statement savings accounts	70,623	70,623
Certificates of deposit	256,237	262,489
Advances from Federal Home Loan Bank	570	570
Accrued interest payable	2,420	2,420
Advances from borrowers for taxes and insurance	1,090	1,090

Cash and Cash Equivalents — For cash and cash equivalents, the carrying amount is a reasonable estimate of fair value.

Investments and Mortgage-Backed Securities — The fair value of investment securities and mortgage-backed securities is based on quoted market prices, dealer quotes, and prices obtained from independent pricing services.

Loans Receivable — The fair value of loans is estimated based on present value using the current market rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. The carrying value that fair value is compared to is net of the allowance for loan losses and other associated premiums and discounts. Due to the significant judgment involved in evaluating credit quality, loans are classified within level 3 of the fair value hierarchy.

Accrued Interest Receivable — For accrued interest receivable, the carrying amount is a reasonable estimate of fair value.

Federal Home Loan Bank (FHLB) Stock — Although FHLB stock is an equity interest in an FHLB, it is carried at cost because it does not have a readily determinable fair value as its ownership is restricted and it lacks a market. The estimated fair value approximates the carrying amount.

Bank Owned Life Insurance — The fair value of bank owned life insurance is based on the cash surrender value obtained from an independent advisor that are be derivable from observable market inputs.

Checking Accounts, Money Market Deposit Accounts, Passbook Accounts, Club Accounts, Statement Savings Accounts, and Certificates of Deposit — The fair value of passbook accounts, club accounts, statement savings accounts, checking accounts, and money market deposit accounts is the amount reported in the financial statements. The fair value of certificates of deposit is based on market rates currently offered for deposits of similar remaining maturity.

Advances from Federal Home Loan Bank — The fair value of advances from FHLB is the amount payable on demand at the reporting date.

Accrued Interest Payable — For accrued interest payable, the carrying amount is a reasonable estimate of fair value.

Advances from borrowers for taxes and insurance — For advances from borrowers for taxes and insurance, the carrying amount is a reasonable estimate of fair value.

Commitments to Extend Credit and Letters of Credit — The majority of the Bank’s commitments to extend credit and letters of credit carry current market interest rates if converted to loans. Because commitments to extend credit and letters of credit are generally unassignable by either the Bank or the borrower, they only have value to the Bank and the borrower. The estimated fair value approximates the recorded deferred fee amounts, which are not significant.

PRUDENTIAL BANCORP, INC. OF PENNSYLVANIA (PARENT COMPANY ONLY)	6 Months Ended
Mar. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
PRUDENTIAL BANCORP, INC. OF PENNSYLVANIA (PARENT COMPANY ONLY)
15.
  PRUDENTIAL BANCORP, INC. OF PENNSYLVANIA (PARENT COMPANY ONLY)

STATEMENT OF FINANCIAL CONDITION

	March 31, 2013	September 30,
		2012	2011
	(unaudited)
	(Dollars in Thousands)
Assets:
Cash	$105	$254	$500
ESOP loan receivable	3,249	3,342	3,521
Investment in Bank	56,448	55,952	53,304
Other assets	378	283	127
Total assets	$60,180	$59,831	$57,452
Stockholders’ equity:
Preferred stock	—	—	—
Common stock	126	126	126
Additional paid-in-capital	54,932	54,610	54,078
Unearned ESOP shares	(2,676)	(2,787)	(3,011)
Treasury stock	(31,625)	(31,625)	(31,625)
Retained earnings	38,510	38,224	35,631
Accumulated other comprehensive income	913	1,283	2,253
Total stockholders’ equity	60,180	59,831	57,452
Total liabilities and stockholders’ equity	$60,180	$59,831	$57,452

INCOME STATEMENT

	Six Months Ended March 31,		Year Ended September 30,
	2013	2012	2012	2011
	(unaudited)
	(Dollars in Thousands)
Interest on ESOP loan	$95	$101	$199	$209
Equity in the undistributed earnings (loss) of the Bank	432	679	2,863	(642)
Dividends from Bank	—	—	—	1,000
Other income	—	3	3	16
Total income	527	783	3,065	583
Professional services	121	200	215	236
Other expense	206	193	396	362
Total expense	327	393	611	598
Income (loss) before income taxes	200	390	2,454	(15)
Income tax benefit	(86)	(98)	(139)	(127)
Net income	$286	$488	$2,593	$112

CASH FLOWS

	Six Months Ended March 31,		Year Ended September 30,
	2013	2012	2012	2011
	(unaudited)
	(Dollars in Thousands)
Operating activities:
Net income	$286	$488	$2,593	$112
(Increase) decrease in assets	(95)	(124)	(155)	31
Equity in the undistributed (earnings) loss of the Bank	(432)	(679)	(2,863)	642
Net cash (used in) provided by operating activities	(241)	(315)	(425)	785
Investing activities:
Repayments received on ESOP loan	92	88	179	168
Net cash provided by investing activities	92	88	179	168
Financing activities:
Cash dividends paid	—	—	—	(1,466)
Payment to repurchase common stock	—	—	—	(49)
Net cash used in financing activities	—	—	—	(1,515)
Net decrease in cash and cash equivalents	(149)	(227)	(246)	(562)
Cash and cash equivalents, beginning of year	254	500	500	1,062
Cash and cash equivalents, end of year	$105	$273	$254	$500

CONSOLIDATED QUARTERLY FINANCIAL DATA (UNAUDITED)	6 Months Ended
Mar. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
CONSOLIDATED QUARTERLY FINANCIAL DATA (UNAUDITED)

16.
  CONSOLIDATED QUARTERLY FINANCIAL DATA (UNAUDITED)

Unaudited quarterly financial data for the six months ended March 31, 2013 and the years ended September 30, 2012 and 2011 is as follows:

	March 31, 2013		September 30, 2012				September 30, 2011
	1st Qtr	2nd Qtr	1st Qtr	2nd Qtr	3rd Qtr	4th Qtr	1st Qtr	2nd Qtr	3rd Qtr	4th Qtr
	(unaudited)
	(Dollars in Thousands)
Interest income	$4,397	$4,253	$4,983	$4,813	$4,828	$4,354	$5,653	$5,446	$5,454	$5,132
Interest expense	1,220	1,139	1,514	1,493	1,432	1,339	2,022	1,816	1,683	1,576
Net interest income	3,177	3,114	3,469	3,320	3,396	3,015	3,631	3,630	3,771	3,556
Provision for loan losses	—	—	150	100	100	375	580	3,600	—	450
Net interest income after provision for loan losses	3,177	3,114	3,319	3,220	3,296	2,640	3,051	30	3,771	3,106
Non-interest income	224	199	173	133	188	2,572	134	175	241	329
Non-interest expense	2,778	3,113	2,867	2,996	2,936	2,867	2,863	2,807	2,614	2,653
Income (loss) before income tax expense (benefit)	623	200	625	357	548	2,345	322	(2,602)	1,398	782
Income tax expense (benefit)	351	186	221	273	88	700	416	(740)	227	(115)
Net income (loss)	$272	$14	$404	$84	$460	$1,645	$(94)	$(1,862)	$1,171	$897
Per share:
Earnings per share – basic	$0.03	$0.00	$0.04	$0.01	$0.05	$0.17	$(0.01)	$(0.20)	$0.12	$0.09
Earnings per share – diluted	0.03	0.00	0.04	0.01	0.05	0.17	(0.01)	(0.20)	0.12	0.09
Dividends per share	—	—	—	—	—	—	0.05	0.05	—	—

Due to rounding, the sum of the earnings per share in individual quarters may differ from reported amounts.

SUBSEQUENT EVENTS	6 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
17.
  SUBSEQUENT EVENTS

The Company has evaluated events and transactions occurring subsequent to March 31, 2013, for items that should potentially be recognized or disclosed in these financial statements. The evaluation was conducted through the date these financial statements were issued.

On June 13, 2013, the Company announced that it has adopted a plan of conversion and reorganization (the “Plan”) pursuant to which Prudential Savings Bank will reorganize from the two tier mutual holding company structure to the stock holding company structure and will undertake a “second step” offering of shares of common stock of a new Pennsylvania corporation formed in connection with the conversion.

The MHC, which owns approximately 74.6% of the outstanding common stock of the Company, will merge with and into the Company as part of the reorganization and its shares in the Company will be extinguished. The Company will then merge with and into the new Pennsylvania corporation. The new holding company will offer and sell shares of common stock in an amount representing the percentage ownership interest currently held by the MHC, based on an independent appraisal. The new holding company will offer shares of its common stock for sale to the Bank’s eligible depositors and others in a subscription and community offering in the manner and subject to the priorities set forth in the Plan. In addition, in connection with the conversion of the MHC, shares of the Company’s common stock held by shareholders other than the MHC will be exchanged for shares of common stock of the new Pennsylvania corporation pursuant to an “exchange ratio” designed to preserve their aggregate percentage ownership interest. The exchange ratio will be determined based upon the independent appraisal of the new holding company and the results of the offering.

At the time of the conversion and reorganization, liquidation accounts will be established for the benefit of certain depositors of the MHC (the Bank’s depositors as of certain specified dates) by the new holding company and the Bank in an amount equal to the percentage ownership in the Company owned by the MHC multiplied by the Company’s shareholders’ equity as reflected in the latest statement of financial condition used in the final offering prospectus for the conversion plus the value of the net assets of the Company as reflected in the latest statement of financial condition of the Company prior to the effective date of the conversion and reorganization.

The conversion and reorganization is subject to approval of the Company’s shareholders (including the approval of a majority of the shares held by persons other than the MHC), voting depositors of the Bank and regulatory agencies.

The costs associated with the stock offering will be deferred and will be deducted from the proceeds upon sale of the stock. To date, no stock offering expenses have been expensed. Approximately $ 32,300 of costs have been incurred and deferred. If the stock offering is unsuccessful, these costs will be expensed.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Consolidation
Consolidation — The accompanying consolidated financial statements include the accounts of the Company and the Bank. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates in the Preparation of Financial Statements
Use of Estimates in the Preparation of Financial Statements —  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. The most significant estimates and assumptions in the Company’s financial statements are recorded in the allowance for loan losses, the fair value of financial instruments, other than temporary impairment of securities and valuation of deferred tax assets. Actual results could differ from those estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents —  For purposes of reporting cash flows, cash and cash equivalents include cash and amounts due from depository institutions and interest-bearing deposits with original maturities of less than 90 days.

Investment Securities and Mortgage-Backed Securities

Investment Securities and Mortgage-Backed Securities —  The Company classifies and accounts for debt and equity securities as follows:

Held to Maturity —  Debt securities that management has the positive intent and ability to hold until maturity are classified as held to maturity and are carried at their remaining unpaid principal balance, net of unamortized premiums or unaccreted discounts. Premiums are amortized and discounts are accreted using the interest method over the estimated remaining term of the underlying security.
Available for Sale —  Debt and equity securities that will be held for indefinite periods of time, including securities that may be sold in response to changes in market interest or prepayment rates, needs for liquidity, and changes in the availability and the yield of alternative investments, are classified as available for sale. These assets are carried at fair value. Fair value is determined using public market prices, dealer quotes, and prices obtained from independent pricing services that may be derivable from observable and unobservable market inputs. Unrealized gains and losses are excluded from earnings and are reported net of tax as a separate component of stockholders’ equity until realized. Realized gains or losses on the sale of investment and mortgage-backed securities are reported in earnings as of the trade date and determined using the adjusted cost of the specific security sold.

Other-than-temporary impairment
Other-than-temporary impairment —  Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market conditions warrant such evaluation. For all securities that are in an unrealized loss position for an extended period of time and for all securities whose fair value is significantly below amortized cost, the Company performs an evaluation of the specific events attributable to the market decline of the security. The Company considers the length of time and extent to which the security’s market value has been below cost as well as the general market conditions, industry characteristics, and the fundamental operating results of the issuer to determine if the decline is other-than-temporary. The Company also considers as part of the evaluation its intention whether or not to sell the security until its market value has recovered to a level at least equal to the amortized cost. When the Company determines that a security’s unrealized loss is other-than-temporary, a realized loss is recognized in the period in which the decline in value is determined to be other-than-temporary. The write-down is measured based on public market prices of the security at the time the Company determines the decline in value was other-than-temporary.

Loans Receivable
Loans Receivable —  Lending consists of various loan types including single-family residential mortgage loans, construction and land development loans, non-residential or commercial real estate mortgage loans, home equity loans and lines of credit, commercial business loans, and consumer loans and are stated at their unpaid principal balances net of unamortized net fees/costs. Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off generally are reported at their outstanding unpaid principal balance adjusted for unearned income, the allowance for loan losses and any unamortized deferred fees or costs.

Loan Origination and Commitment Fees
Loan Origination and Commitment Fees —  The Company defers loan origination and commitment fees, net of certain direct loan origination costs. The balance is accreted into income as a yield adjustment over the life of the loan using the level-yield method.

Interest on Loans
Interest on Loans —  The Company recognizes interest on loans on the accrual basis. Income recognition is discontinued when a loan becomes 90 days or more delinquent. Any interest previously accrued is deducted from interest income. Such interest ultimately collected is credited to income when loans are no longer 90 days or more delinquent.

Allowance for Loan Losses

Allowance for Loan Losses —  The allowance for loan losses represents the amount which management estimates is adequate to provide for probable losses inherent in its loan portfolio as of the Consolidated Statement of Financial Condition date. The allowance method is used in providing for loan losses. Accordingly, all loan losses are charged to the allowance, and all recoveries are credited to it. The allowance for loan losses is established through a provision for loan losses charged to operations. The provision for loan losses is based on management’s periodic evaluation of individual loans, economic factors, past loan loss experience, changes in the composition and volume of the portfolio, and other relevant factors. The estimates used in determining the adequacy of the allowance for loan losses, including the amounts and timing of future cash flows expected on impaired loans, are particularly susceptible to changes in the near term.

Impaired loans are loans for which it is probable that the Company will not be able to collect all amounts due according to the contractual terms of the loan agreements. The Company individually evaluates such loans for impairment and does not aggregate loans by major risk classifications. Factors considered by management in determining impairment include payment status and collateral value. The amount of impairment for impaired loans is determined by the difference between the present value of the expected cash flows related to the loans, using the original interest rate, and their recorded value, or as a practical expedient in the case of collateralized loans, the difference between the fair value of the collateral and the recorded amount of the loans. When foreclosure is probable, impairment is measured based on the fair value of the collateral.

Mortgage loans and consumer loans are comprised of large groups of smaller balance homogeneous loans which are evaluated for impairment collectively. Loans that experience insignificant payment delays, which are defined as less than 90 days, generally are not classified as impaired. Management determines the significance of payment delays on a case-by-case basis taking into consideration all of the circumstances surrounding the loan and the borrower including the length of the delay, the borrower’s prior payment record, and the amount of shortfall in relation to the principal and interest owed.

Real Estate Owned
Real Estate Owned —  Real estate acquired through, or in lieu of, loan foreclosure is initially recorded at the lower of book value or the estimated fair value at the date of acquisition, less estimated selling costs, establishing a new cost basis. Costs related to the development and improvement of real estate owned properties are capitalized and those relating to holding the properties are charged to expense. After foreclosure, a valuation is periodically performed by management and a write-down is recorded, if necessary, by a charge to operations if the carrying value of a property exceeds its estimated fair value less estimated costs to sell.

Federal Home Loan Bank of Pittsburgh ("FHLB") Stock
Federal Home Loan Bank of Pittsburgh (“FHLB”) Stock —  FHLB stock is classified as a restricted equity security because ownership is restricted and there is not an established market for its resale. FHLB stock is carried at cost and is evaluated for impairment when certain conditions warrant further consideration.

The Company is a member of the Federal Home Loan Bank of Pittsburgh and as such, is required to maintain a minimum investment in stock of the Federal Home Loan Bank that varies with the level of advances outstanding with the Federal Home Loan Bank. The stock is bought from and sold to the Federal Home Loan Bank based upon its $100 par value. The stock does not have a readily determinable fair value and as such is classified as restricted stock, carried at cost and evaluated for impairment by management. The stock’s value is determined by the ultimate recoverability of the par value rather than by recognizing temporary declines. The determination of whether the par value will ultimately be recovered is influenced by criteria such as the following: (a) the significance of the decline in net assets of the Federal Home Loan Bank as compared to the capital stock amount and the length of time this situation has persisted; (b) commitments by the Federal Home Loan Bank to make payments required by law or regulation and the level of such payments in relation to the operating performance; (c) the impact of legislative and regulatory changes on the customer base of the Federal Home Loan Bank; and (d) the liquidity position of the Federal Home Loan Bank.

While the Federal Home Loan Banks have been negatively impacted by the current economic conditions, the Federal Home Loan Bank of Pittsburgh reported profits, remains in compliance with regulatory capital and liquidity requirements, continues to pay dividends on its stock and make redemptions at the par value. With consideration given to these factors, management concluded that the stock was not impaired at March 31, 2013 (unaudited), September 30, 2012 or September 30, 2011.

Office Properties and Equipment
Office Properties and Equipment —  Land is carried at cost. Office properties and equipment are recorded at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the expected useful lives of the assets. The costs of maintenance and repairs are expensed as they are incurred, and renewals and betterments are capitalized and depreciated over their useful lives.

Cash Surrender Value of Life Insurance
Cash Surrender Value of Life Insurance  —  The Company funds the policy premiums for the lives of certain officers and directors of the Bank. The Bank owned life insurance policies (“BOLI”) provide an attractive tax-exempt return to the Company and is being used by the Company to fund various employee benefit plans. The BOLI is recorded at its cash surrender value.

Dividend Payable
Dividend Payable —  Upon declaration of a dividend, a payable is established with a corresponding reduction to retained earnings at the declaration date. There was no dividend payable as of March 31, 2013 (unaudited), September 30, 2012 and September 30, 2011.

Employee Stock Ownership Plan
Employee Stock Ownership Plan —  The Bank established an employee stock ownership plan (“ESOP”) for substantially all of its full-time employees. In 2005, the ESOP purchased 452,295 shares of the Company’s common stock on the open market for approximately $4.5 million with a loan from the Company. Shares of the Company’s common stock purchased by the ESOP are held in a suspense account until released for allocation to participants as the loan is repaid. Shares released are allocated to each eligible participant based on the ratio of each such participant’s compensation, as defined in the ESOP, to the total compensation of all eligible plan participants in the ESOP. As the unearned shares are released from suspense, the Company recognizes compensation expense equal to the fair value of the ESOP shares during the periods in which they become committed to be released. To the extent that the fair value of the ESOP shares released differs from the cost of such shares, the difference is recorded to equity as an adjustment to additional paid-in capital.

Share-Based Compensation
Share-Based Compensation —  The Company accounts for stock-based compensation issued to employees, directors, and where appropriate non-employees, in accordance with U.S. GAAP. Under fair value provisions, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense over the appropriate vesting period using the straight-line method. The amount of stock-based compensation recognized at any date must at least equal the portion of the grant date fair value of the award that is vested at that date and as a result it may be necessary to recognize the expense using a ratable method. Determining the fair value of stock-based awards at the date of grant requires judgment, including estimating the expected term of the stock options and the expected volatility of the Company’s stock. In addition, judgment is required in estimating the amount of stock-based awards that are expected to be forfeited. If actual results differ significantly from these estimates or different key assumptions were used, it could have a material effect on the Company’s Consolidated Financial Statements. See Note 12 of the Notes to Consolidated Financial Statements for additional information regarding stock-based compensation.

Treasury Stock
Treasury Stock —  Common stock held in treasury by the Company is accounted for using the cost method, which treats stock held in treasury as a reduction to total stockholders’ equity. The average cost per share of the approximately 2.5 million shares which have been repurchased by the Company was $12.45 for purchases through March 31, 2013 (unaudited). The repurchased shares held by the Company are available for general corporate purposes. As of March 31, 2013 (unaudited) and September 30, 2012, the MHC had purchased 568,000 shares at an average cost of $10.30 per share. As of March 31, 2013 (unaudited), September 30, 2012 and September 30, 2011, 7,478,062 shares were owned by the MHC and 2,540,255 shares had been repurchased by the Company and held as treasury stock which results in 2,545,433 shares being owned by public shareholders.

Comprehensive Income
Comprehensive Income —  The Company presents in the consolidated statement of comprehensive income those amounts arising from transactions and other events which currently are excluded from the statements of operations and are recorded directly to stockholders’ equity. For the six-months ended March 31, 2013 and 2012 (unaudited), and for the years ended September 30, 2012 and 2011, the only components of comprehensive income were net income, unrealized holding gains, net of income tax expense, on available for sale securities and reclassifications related to realized gains on sale of securities recognized in earnings, net of tax and realized losses due to other than temporary impairment, net of tax. Reclassifications are made to avoid double counting in comprehensive income items which are displayed as part of net income for the period.

Income Taxes

Income Taxes —  The Company records deferred income taxes that reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Management exercises significant judgment in the evaluation of the amount and timing of the recognition of the resulting tax assets and liabilities. The judgments and estimates required for the evaluation are updated based upon changes in business factors and the tax laws. If actual results differ from the assumptions and other considerations used in estimating the amount and timing of tax recognized, there can be no assurance that additional expense will not be required in future periods.

In evaluating the Company’s ability to recover deferred tax assets, management considers all available positive and negative evidence, including past operating results and forecast of future taxable income. In determining future taxable income, management makes assumptions for the amount of taxable income, the reversal of temporary differences and the implementation of feasible and prudent tax planning strategies. These assumptions require us to make judgments about future taxable income and are consistent with the plans and estimates the Company uses to manage the business. Any reduction in estimated future taxable income may require us to record an additional valuation allowance against our deferred tax assets. An increase in the valuation allowance would result in additional income tax expense in the period and could have a significant impact on our future earnings.

Transfers and Servicing of Financial Assets and Extinguishments of Liabilities
Transfers and Servicing of Financial Assets and Extinguishments of Liabilities —  The Company recognizes the financial and servicing assets it controls and the liabilities it has incurred, and will derecognize financial assets when control has been surrendered, and derecognize liabilities when extinguished. Servicing assets and other retained interests in the transferred assets are measured by allocating the previous carrying amount between the asset sold, if any, and retained interests, if any, based on their relative fair values at the date of transfer.

Advertising Costs
Advertising Costs —  Advertising costs are expensed as incurred. The Company recognized advertising expense of $156,000 and $92,000 for the six-months ended March 31, 2013 and 2012 (unaudited), respectively. For the years ended September 30, 2012 and 2011, the expenses incurred were $275,000 and $425,000, respectively.

Recent Accounting Pronouncements
Recent Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. The amendments in this Update improve the comparability, clarity, consistency, and transparency of financial reporting and increase the prominence of items reported in other comprehensive income. To increase the prominence of items reported in other comprehensive income and to facilitate convergence of U.S. GAAP and International Financial Reporting Standards, the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity was eliminated. The amendments require that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. All entities that report items of comprehensive income, in any period presented, will be affected by the changes in this Update. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The amendments in this Update should be applied retrospectively, and early adoption is permitted. The consolidated statement of comprehensive income is included in the financial statement presented herein.

In September 2011, the FASB issued ASU 2011-09, Compensation — Retirement Benefits — Multiemployer Plans (Subtopic 715-80): Disclosures about an Employer’s Participation in a Multiemployer Plan. The amendments in this Update will require additional disclosures about an employer’s participation in a multiemployer pension plan to enable users of financial statements to assess the potential cash flow implications relating to an employer’s participation in multiemployer pension plans. The disclosures also will indicate the financial health of all of the significant plans in which the employer participates and assist a financial statement user to access additional information that is available outside the financial statements. For public entities, the amendments in this Update are effective for annual periods for fiscal years ending after December 15, 2011, with early adoption permitted. The amendments are to be applied retrospectively for all prior periods presented. See the enhanced disclosure presented in Note 11 of the Notes to Consolidated Financial Statements.

In December 2011, the FASB issued ASU 2011-10, Property, Plant, and Equipment (Topic 360): Derecognition of in Substance Real Estate — a Scope Clarification. The amendments in this Update affect entities that cease to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s nonrecourse debt. Under the amendments in this Update, when a parent (reporting entity) ceases to have a controlling financial interest in a subsidiary that is in-substance real estate as a result of default on the subsidiary’s nonrecourse debt, the reporting entity should apply the guidance in Subtopic 360-20 to determine whether it should derecognize the in-substance real estate. Generally, a reporting entity would not satisfy the requirements to derecognize the in-substance real estate before the legal transfer of the real estate to the lender and the extinguishment of the related nonrecourse indebtedness. That is, even if the reporting entity ceases to have a controlling financial interest under Subtopic 810-10, the reporting entity would continue to include the real estate, debt, and the results of the subsidiary’s operations in its consolidated financial statements until legal title to the real estate is transferred to legally satisfy the debt. The amendments in this Update should be applied on a prospective basis to deconsolidation events occurring after the effective date. Prior periods should not be adjusted even if the reporting entity has continuing involvement with previously derecognized in substance real estate entities. For public entities, the amendments in this Update are effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012. Early adoption is permitted. This ASU did not have a significant impact on the Company’s financial statements.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in this Update affect all entities that have financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement. The requirements amend the disclosure requirements on offsetting in Section 210-20-50. This information will enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of this Update. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. This ASU is not expected to have a significant impact on the Company’s financial statements.

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The amendments in this Update require an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under GAAP to be reclassified in its entirety to net income. For other amounts that are not required under GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under GAAP that provide additional detail about those amounts. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. For nonpublic entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2013. Early adoption is permitted. The required disclosure is presented in Note 4.

EARNINGS PER SHARE (Tables)	6 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Schedule of basic and diluted earnings per share
Six Month Ended March 31,					Year Ended September 30,
	2013		2012		2012		2011
	(unaudited)
	(Dollars in Thousands Except Per Share Data)
	Basic	Diluted	Basic	Diluted	Basic	Diluted	Basic	Diluted
Net income	$286	$286	$488	$488	$2,593	$2,593	$112	$112
Weighted average shares outstanding	9,642,156	9,642,156	9,584,075	9,584,075	9,599,222	9,599,222	9,542,298	9,542,298
Effect of CSEs	—	92,389	—	11,363	—	24,524	—	86,892
Adjusted weighted average shares used in earnings per share computation	9,642,156	9,734,545	9,584,075	9,595,438	9,599,222	9,623,746	9,542,298	9,629,190
Earnings per share – basic and diluted	$0.03	$0.03	$0.05	$0.05	$0.27	$0.27	$0.01	$0.01

ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	6 Months Ended
Mar. 31, 2013
Accumulated Other Comprehensive Income [Abstract]
Schedule of changes in accumulated other comprehensive income

Unrealized gains on available for sale securities (a)
(unaudited)
(Dollars in Thousands)
Balance as of September 30, 2012	$1,945
Other comprehensive loss before reclassification	(564)
Amount reclassified from accumulated other comprehensive income	4
Total other comprehensive loss	(560)
Balance as of March 31, 2013 (unaudited)	$1,385

(a)
All amounts are net of tax. Amounts in parentheses indicate debits.

Schedule of reclassified out of each component of accumulated other comprehensive income
Details about other comprehensive income	Amount Reclassified from Accumulated Other Comprehensive Income (a)	Affected Line Item in the Statement Where Net Income is Presented
(unaudited)
(Dollars in Thousands)
Unrealized gains on available for sale securities	$16	Gain on sale of securities available for sale
	(5)	Income taxes
	(20)	Net impairment losses recognized in earnings
	7	Income taxes
	$(2)	Net of tax

(a)
  Amounts in parentheses indicate debits for net income.

INVESTMENT AND MORTGAGE-BACKED SECURITIES (Tables)	6 Months Ended
Mar. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Schedule of amortized cost and fair value of investment and mortgage-backed securities, with gross unrealized gains and losses

	March 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(unaudited)
	(Dollars in Thousands)
Securities Available for Sale:
U.S. government and agency obligations	$19,985	$69	$(97)	$19,957
Mortgage-backed securities – U.S. government agencies	37,632	1,355	(39)	38,948
Mortgage-backed securities – non-agency	3,707	215	(130)	3,792
Total debt securities available for sale	61,324	1,639	(266)	62,697

FHLMC preferred stock	6	12	—	18

Total securities available for sale	$61,330	$1,651	$(266)	$62,715

Securities Held to Maturity:
U.S. government and agency obligations	$71,932	$1,064	$(364)	$72,632
Mortgage-backed securities – U.S. government agencies	16,044	1,511	(5)	17,550
Total securities held to maturity	$87,976	$2,575	$(369)	$90,182

	September 30, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
Securities Available for Sale:
U.S. government and agency obligations	$13,994	$110	$(1)	$14,103
Mortgage-backed securities – U.S. government agencies	45,722	2,040	—	47,762
Mortgage-backed securities – non-agency	4,308	137	(342)	4,103
Total debt securities available for sale	64,024	2,287	(343)	65,968
FHLMC preferred stock	6	1	—	7
Total securities available for sale	$64,030	$2,288	$(343)	$65,975
Securities Held to Maturity:
U.S. government and agency obligations	$44,475	$1,333	$(9)	$45,799
Mortgage-backed securities – U.S. government agencies	18,635	1,967	—	20,602
Total securities held to maturity	$63,110	$3,300	$(9)	$66,401

	September 30, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
Securities Available for Sale:
U.S. government and agency obligations	$9,360	$100	$(36)	$9,424
Mortgage-backed securities – U.S. government agencies	57,340	4,243	—	61,583
Mortgage-backed securities – non-agency	5,249	29	(921)	4,357
Total debt securities	71,949	4,372	(957)	75,364
FHLMC preferred stock	6	—	—	6
Total securities available for sale	$71,955	$4,372	$(957)	$75,370
Securities Held to Maturity:
U.S. government and agency obligations	$87,708	$1,457	$(81)	$89,084
Mortgage-backed securities – U.S. government agencies	21,248	2,389	—	23,637
Total securities held to maturity	$108,956	$3,846	$(81)	$112,721

Schedule of gross unrealized losses and related fair values of investment securities

                                                                               March 31, 2013 (unaudited)

	Less than 12 months		More than 12 months		Total
	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value
	(unaudited)
	(Dollars in Thousands)
Securities Available for Sale:
U.S. government and agency obligations	$(97)	$8,894	$—	$—	$(97)	$8,894
Mortgage-backed securities U.S. government agencies	(39)	1,941	—	—	(39)	1,941
Mortgage-backed securities – non-agency	(4)	—	(126)	867	(130)	867
Total securities available for sale	$(140)	$10,835	$(126)	$867	$(266)	$11,702
Securities Held to Maturity:
U.S. government and agency obligations	$(364)	$36,597	$—	$—	$(364)	$36,597
Mortgage-backed securities U.S. government agencies	(5)	2,471	—	—	(5)	2,471
Total securities held to maturity	$(369)	$39,068	$—	$—	$(369)	$39,068
Total	$(509)	$49,903	$(126)	$867	$(635)	$50,770

                                                                                  September 30, 2012

	Less than 12 months		More than 12 months		Total
	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
Securities Available for Sale:
U.S. government and agency obligations	$(1)	$2,999	$—	$—	$(1)	$2,999
Mortgage-backed securities – non-agency	(21)	144	(321)	2,343	(342)	2,487
Total securities available for sale	$(22)	$3,143	$(321)	$2,343	$(343)	$5,486
Securities Held to Maturity:
U.S. government and agency obligations	$(9)	$10,982	$—	$—	$(9)	$10,982
Total securities held to maturity	$(9)	$10,982	$—	$—	$(9)	$10,982
Total	$(31)	$14,125	$(321)	$2,343	$(352)	$16,468

                                                                                 September 30, 2011

	Less than 12 months		More than 12 months		Total
	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
Securities Available for Sale:
U.S. government and agency obligations	$(36)	$4,961	$—	$—	$(36)	$4,961
Mortgage-backed securities – non-agency	(50)	1,108	(871)	2,663	(921)	3,771
Total securities available for sale	$(86)	$6,069	$(871)	$2,663	$(957)	$8,732
Securities Held to Maturity:
U.S. government and agency obligations	$(81)	$18,911	$—	$—	$(81)	$18,911
Total securities held to maturity	$(81)	$18,911	$—	$—	$(81)	$18,911
Total	$(167)	$24,980	$(871)	$2,663	$(1,038)	$27,643

Schedule of roll forward of the amounts recognized in earnings related to credit losses on securities

                                                                              Six months ended March 31, 2013 (unaudited)

(Dollars in Thousands)
Credit component of OTTI as of October 1, 2012	$2,103
Additions for credit-related OTTI charges on previously unimpaired securities	—
Additional increases as a result of impairment charges recognized on investments for which an OTTI was previously recognized	20
Credit component of OTTI as of March 31, 2013	$2,123

                                                                              Year ended September 30, 2012

(Dollars in Thousands)
Credit component of OTTI as of October 1, 2011	$2,404
Additions for credit-related OTTI charges on previously unimpaired securities	—
Reductions for securities liquidated	(455)
Additional increases as a result of impairment charges recognized on investments for which an OTTI was previously recognized	154
Credit component of OTTI as of September 30, 2012	$2,103

Schedule of amortized cost and fair value of debt securities by contractual maturity
March 31, 2013
	Held to Maturity		Available for Sale
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(unaudited)
	(Dollars in Thousands)
Due within one year	$3,000	$3,021	$—	$—
Due after one through five years	2,000	2,007	—	—
Due after five through ten years	11,498	12,028	2,998	3,062
Due after ten years	55,434	55,576	16,987	16,895
Total	$71,932	$72,632	$19,985	$19,957

September 30, 2012
	Held to Maturity		Available for Sale
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(Dollars in Thousands)
Due within one year	$1,000	$1,006	$—	$—
Due after one through five years	4,000	4,050	—	—
Due after five through ten years	13,498	14,177	2,999	3,081
Due after ten years	25,977	26,566	10,995	11,022
Total	$44,475	$45,799	$13,994	$14,103

	September 30, 2011
	Held to Maturity		Available for Sale
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(Dollars in Thousands)
Due after one through five years	$11,000	$11,110	$—	$—
Due after five through ten years	49,960	50,658	2,999	3,098
Due after ten years	26,748	27,316	6,361	6,326
Total	$87,708	$89,084	$9,360	$9,424

LOANS RECEIVABLE (Tables)	6 Months Ended
Mar. 31, 2013
Receivables [Abstract]
Schedule of summary of loans receivable
March 31, 2013	September 30,
		2012		2011
	(unaudited)
	(Dollars in Thousands)
One-to four-family residential	$241,968		$222,793		$196,533
Multi-family residential	4,751		5,051		5,723
Commercial real estate	18,599		19,333		21,175
Construction and land development	14,800		14,873		22,226
Commercial business	593		632		814
Consumer	421		523		613
Total loans	281,132		263,205		247,084
Undisbursed portion of loans-in-process	(1,872)		(1,629)		(3,773)
Deferred loan costs	1,489		989		564
Allowance for loan losses	(2,512)		(1,881)		(3,364)
Net loans	$278,237		$260,684		$240,511

Schedule of loans individually evaluated for impairment by loan segment

March 31, 2013 (unaudited)

	One- to four- family residential	Multi-family residential	Commercial real estate	Construction and land development	Commercial business	Consumer	Total
	(unaudited)
	(Dollars in Thousands)
Individually evaluated for impairment	$15,959	$906	$2,623	$1,518	$—	$—	$21,006
Collectively evaluated for impairment	226,009	3,845	15,976	13,282	593	421	260,126
Total loans	$241,968	$4,751	$18,599	$14,800	$593	$421	$281,132

September 30, 2012

	One- to four- family residential	Multi-family residential	Commercial real estate	Construction and land development	Commercial business	Consumer	Total
	(Dollars in Thousands)
Individually evaluated for impairment	$25,440	$916	$1,679	$2,573	$—	$—	$30,608
Collectively evaluated for impairment	197,353	4,135	17,654	12,300	632	523	232,597
Total loans	$222,793	$5,051	$19,333	$14,873	$632	$523	$263,205

September 30, 2011

	One- to four- family residential	Multi-family residential	Commercial real estate	Construction and land development	Commercial business	Consumer	Total
	(Dollars in Thousands)
Individually evaluated for impairment	$7,652	$—	$545	$3,235	$—	$—	$11,432
Collectively evaluated for impairment	188,881	5,723	20,630	18,991	814	613	235,652
Total loans	$196,533	$5,723	$21,175	$22,226	$814	$613	$247,084

Schedule of impaired loans by class segregated by specific allowance was required and those for which a specific allowance was not necessary

                                                                                  March 31, 2013 (unaudited)

	Impaired Loans with Specific Allowance		Loans with No Specific Allowance	Total Impaired Loans
	Recorded Investment	Related Allowance	Recorded Investment	Recorded Investment	Unpaid Principal Balance
	(unaudited)
	(Dollars in Thousands)
One-to-four family residential	$—	$—	$15,959	$15,959	$15,959
Multi-family residential	—	—	906	906	906
Commercial real estate	—	—	2,623	2,623	2,623
Construction and land development	—	—	1,518	1,518	1,518
Total Loans	$—	$—	$21,006	$21,006	$21,006

                                                                                    September 30, 2012

	Impaired Loans with Specific Allowance		Impaired Loans with No Specific Allowance	Total Impaired Loans
	Recorded Investment	Related Allowance	Recorded Investment	Recorded Investment	Unpaid Principal Balance
	(Dollars in Thousands)
One-to-four family residential	$—	$—	$25,440	$25,440	$25,440
Multi-family residential	—	—	916	916	916
Commercial real estate	—	—	1,679	1,679	1,679
Construction and land development	—	—	2,573	2,573	2,573
Commercial business	—	—	—	—	—
Consumer	—	—	—	—	—
Total Loans	$—	$—	$30,608	$30,608	$30,608

                                                                                 September 30, 2011

	Impaired Loans with Specific Allowance		Impaired Loans with No Specific Allowance	Total Impaired Loans
	Recorded Investment	Related Allowance	Recorded Investment	Recorded Investment	Unpaid Principal Balance
	(Dollars in Thousands)
One-to-four family residential	$7,652	$495	$—	$7,652	$8,402
Multi-family residential	—	—	—	—	—
Commercial real estate	—	—	545	545	545
Construction and land development	—	—	3,235	3,235	6,846
Commercial business	—	—	—	—	—
Consumer	—	—	—	—	—
Total Loans	$7,652	$495	$3,780	$11,432	$15,793

Schedule of average recorded investment in impaired loans and related interest income recognized for the periods
	Six Months Ended March 31, 2013
	Average Recorded Investment	Income Recognized on Accrual Basis	Income Recognized on Cash Basis
	(unaudited)
	(Dollars in Thousands)
One-to four-family residential	$18,865	$325	$69
Multi-family residential	909	33	—
Commercial real estate	1,569	30	12
Construction and land development	1,730	63	—
Total	$23,073	$451	$81

	Six Months Ended March 31, 2012
	Average Recorded Investment	Income Recognized on Accrual Basis	Income Recognized on Cash Basis
	(unaudited)
	(Dollars in Thousands)
One-to four-family residential	$11,295	$102	$161
Commercial real estate	852	8	—
Construction and land development	2,878	29	—
Total	$15,025	$139	$161

	Year Ended September 30, 2012
	Average Recorded Investment	Income Recognized on Accrual Basis	Income Recognized on Cash Basis
	(Dollars in Thousands)
One-to four-family residential	$14,232	$608	$406
Multi-family residential	394	46	—
Commercial real estate	1,913	54	—
Construction and land development	4,995	122	—
Total	$21,533	$830	$406

	Year Ended September 30, 2011
	Average Recorded Investment	Income Recognized on Accrual Basis	Income Recognized on Cash Basis
	(Dollars in Thousands)
One-to four-family residential	$5,184	$—	$251
Construction and land development	4,122	189	—
Total	$9,306	$189	$251

Schedule of classes of the loan portfolio in which a formal risk weighting system is utilized

	March 31, 2013
	Pass	Special Mention	Substandard	Doubtful	Total Loans
	(unaudited)
	(Dollars in Thousands)
Multi-family residential	$3,845	$—	$906	$—	$4,751
Commercial real estate	15,976	—	2,623	—	18,599
Construction and land development	13,282	—	1,518	—	14,800
Commercial business	593	—	—	—	593
Total Loans	$33,696	$—	$5,047	$—	$38,743

	September 30, 2012
	Pass	Special Mention	Substandard	Doubtful	Total Loans
	(Dollars in Thousands)
Multi-family residential	$4,135	$—	$916	$—	$5,051
Commercial real estate	17,654	—	1,679	—	19,333
Construction and land development	12,300	—	2,573	—	14,873
Commercial business	632	—	—	—	632
Total Loans	$34,721	$—	$5,168	$—	$39,889

	September 30, 2011
	Pass	Special Mention	Substandard	Doubtful	Total Loans
	(Dollars in Thousands)
Multi-family residential	$5,723	$—	$—	$—	$5,723
Commercial real estate	20,630	—	545	—	21,175
Construction and land development	11,917	3,901	6,408	—	22,226
Commercial business	814	—	—	—	814
Total Loans	$39,084	$3,901	$6,953	$—	$49,938

Schedule of loans in which a formal risk rating system is not utilized, but loans are segregated between performing and non-performing
March 31, 2013
	Performing	Non-Performing	Total Loans
	(unaudited)
	(Dollars in Thousands)
One-to four-family residential	$237,840	$4,128	$241,968
Consumer	421	—	421
Total Loans	$238,261	$4,128	$242,389

	September 30, 2012
	Performing	Non-Performing	Total Loans
	(Dollars in Thousands)
One-to four-family residential	$209,889	$12,904	$222,793
Consumer	523	—	523
Total Loans	$210,412	$12,904	$223,316

	September 30, 2011
	Performing	Non-Performing	Total Loans
	(Dollars in Thousands)
One-to four-family residential	$186,219	$10,314	$196,533
Consumer	613	—	613
Total Loans	$186,832	$10,314	$197,146

Schedule of loan categories of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans
March 31, 2013
	Current	30 – 89 Days Past Due	90 Days + Past Due	90 Days + Past Due and Accruing	Total Past Due and Accruing	Total Loans	Non- Accrual
	(unaudited)
	(Dollars in Thousands)
One-to four-family residential	$237,711	$129	$4,128	$—	$129	$241,968	$4,128
Multi-family residential	4,751	—	—	—	—	4,751	—
Commercial real estate	17,538	331	730	—	331	18,599	2,050
Construction and land development	14,800	—	—	—	—	14,800	—
Commercial business	593	—	—	—	—	593	—
Consumer	411	10	—	—	10	421	—
Total Loans	$275,804	$470	$4,858	$—	$470	$281,132	$6,178
September 30, 2012
	Current	30 – 89 Days Past Due	90 Days + Past Due	90 Days + Past Due and Accruing	Total Past Due and Accruing	Total Loans	Non- Accrual
	(Dollars in Thousands)
One-to four-family residential	$217,061	$1,108	$4,624	$—	$1,108	$222,793	$12,904
Multi-family residential	5,051	—	—	—	—	5,051	—
Commercial real estate	18,859	233	241	—	233	19,333	597
Construction and land development	14,356	—	517	—	—	14,873	517
Commercial business	632	—	—	—	—	632	—
Consumer	522	1	—	—	1	523	—
Total Loans	$256,481	$1,342	$5,382	$—	$1,342	$263,205	$14,018

	September 30, 2011
	Current	30 – 89 Days Past Due	90 Days + Past Due	90 Days + Past Due and Accruing	Total Past Due and Accruing	Total Loans	Non- Accrual
	(Dollars in Thousands)
One-to four-family residential	$190,822	$3,048	$2,663	$—	$3,048	$196,533	$10,314
Multi-family residential	5,723	—	—	—	—	5,723	—
Commercial real estate	20,272	358	545	—	358	21,175	545
Construction and land development	20,454	—	1,772	—	—	22,226	1,772
Commercial business	814	—	—	—	—	814	—
Consumer	613	—	—	—	—	613	—
Total Loans	$238,698	$3,406	$4,980	$—	$3,406	$247,084	$12,631

Schedule of primary segments of the allowance for loan losses, segmented into the amount required for loans individually evaluated for impairment and collectively evaluated for impairment
Six Month Ended March 31, 2013
	One- to four- family residential	Multi-family residential	Commercial real estate	Construction and land development	Commercial business	Consumer	Unallocated	Total
	(unaudited)
	(Dollars in Thousands)
ALLL balance at September 30, 2012	$830	$7	$125	$745	$3	$1	$170	$1,881
Charge-offs	(154)	—	—	—	—	—	—	(154)
Recoveries	25	—	—	760	—	—	—	785
Provision	100	—	50	(208)	—	—	58	—
ALLL balance at March 31, 2013	$801	$7	$175	$1,297	$3	$1	$228	$2,512
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	$801	$7	$175	$1,297	$3	$1	$228	$2,512

	Six Month Ended March 31, 2012
	One- to four- family residential	Multi-family residential	Commercial real estate	Construction and land development	Commercial business	Consumer	Unallocated	Total
	(unaudited)
	(Dollars in Thousands)
ALLL balance at September 30, 2011	$1,651	$7	$221	$1,481	$3	$1	—	$3,364
Charge-offs	(261)	—	—	(303)	—	—	—	(564)
Recoveries	—	—	—	—	—	—	—	—
Provision	187	94	52	(256)	1	—	276	250
ALLL balance at March 31, 2012	$1,577	$101	$169	$922	$4	$1	$276	$3,050
Individually evaluated for impairment	$957	$—	$—	$—	$—	$—	$—	$957
Collectively evaluated for impairment	$620	$101	$169	$922	$4	$1	$276	$2,093

Year Ended September 30, 2012
	One- to four- family residential	Multi-family residential	Commercial real estate	Construction and land development	Commercial business	Consumer	Unallocated	Total
	(Dollars in Thousands)
ALLL balance at September 30, 2011	$1,651	$7	$221	$1,481	$3	$1	$—	$3,364
Charge-offs	(1,905)	—	—	(303)	—	—	—	(2,208)
Recoveries	—	—	—	—	—	—	—	—
Provision	1,084	—	(96)	(433)	—	—	170	725
ALLL balance at September 30, 2012	$830	$7	$125	$745	$3	$1	$170	$1,881
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	$830	$7	$125	$745	$3	$1	$170	$1,881

	Year Ended September 30, 2011
	One- to four- family residential	Multi-family residential	Commercial real estate	Construction and land development	Commercial business	Consumer	Unallocated	Total
	(Dollars in Thousands)
ALLL balance at September 30, 2010	$672	$4	$560	$1,909	$3	$1	$2	$3,151
Charge-offs	(750)	—	—	(3,667)	—	—	—	(4,417)
Recoveries	—	—	—	—	—	—	—	—
Provision	1,729	3	(339)	3,239	—	—	(2)	4,630
ALLL balance at September 30, 2011	$1,651	$7	$221	$1,481	$3	$1	$—	$3,364
Individually evaluated for impairment	$495	$—	$—	$—	$—	$—	$—	$495
Collectively evaluated for impairment	$1,156	$7	$221	$1,481	$3	$1	$—	$2,869

Schedule of troubled debt restructurings
	Number of Contracts		Pre-modification Outstanding Recorded Investment		Post-modification Outstanding Recorded Investments
(Dollars in Thousands)
One-to-four family residential		—		$—		$—
Multi-family residential		—		—		—
Commercial real estate		1		1,321		1,321
Construction and land development		—		—		—
Commercial business		—		—		—
Consumer		—		—		—

OFFICE PROPERTIES AND EQUIPMENT (Tables)	6 Months Ended
Mar. 31, 2013
Property, Plant and Equipment [Abstract]
Schedule of office properties and equipment
	March 31, 2013	September 30,
		2012	2011
	(unaudited)
	(Dollars in Thousands)
Land	$247	$247	$247
Buildings and improvements	2,577	2,565	2,565
Furniture and equipment	3,732	3,695	3,519
Automobiles	135	135	144
Total	6,691	6,642	6,475
Accumulated depreciation	(5,126)	(4,954)	(4,659)
Total office properties and equipment, net of accumulated depreciation	$1,565	$1,688	$1,816

DEPOSITS (Tables)	6 Months Ended
Mar. 31, 2013
Deposits [Abstract]
Schedule of classification of deposits
March 31, 2013		September 30,
			2012		2011
	Amount	Percent	Amount	Percent	Amount	Percent
	(unaudited)
	(Dollars in Thousands)
Money market deposit accounts	$68,861	16.5%	$69,735	16.4%	$75,649	17.4%
Interest-bearing checking accounts	35,640	8.6	33,659	7.9	29,658	6.8
Non-interest-bearing checking accounts	3,116	0.7	3,711	0.9	3,847	0.9
Passbook, club and statement savings	72,260	17.4	71,083	16.7	70,623	16.2
Certificates maturing in six months or less	89,095	21.4	71,173	16.7	52,539	12.0
Certificates maturing in more than six months	147,125	35.4	176,241	41.4	203,698	46.7
Total	$416,097	100.0%	$425,602	100.0%	$436,014	100.0%

Schedule of maturities of certificate accounts

	March 31, 2013	September 30, 2012
	(unaudited)
	(Dollars in Thousands)
One year or less	$141,425	$145,367
One through two years	26,111	42,424
Two through three years	26,992	23,551
Three through four years	19,439	15,572
Four through five years	22,253	20,500
Total	$236,220	$247,414

Schedule of interest expense on deposits
	Six Months Ended March 31,		Year Ended September 30,
	2013	2012	2012	2011
	(unaudited)
	(Dollars in Thousands)
Checking and money market deposit accounts	$181	$274	$490	$779
Passbook, club and statement savings accounts	121	227	401	701
Certificate accounts	2,057	2,504	4,884	5,611
Total	$2,359	$3,005	$5,775	$7,091

INCOME TAXES (Tables)	6 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense (Benefit)
	Six Months Ended March 31,		Year Ended September 30,
	2013	2012	2012	2011
	(unaudited)
	(Dollars in Thousands)
Current:
Federal (benefit) expense	$(435)	$505	$321	$1,536
Total current taxes	(435)	505	321	1,536
Deferred income tax expense (benefit)	972	(11)	961	(1,748)
Total income tax provision (benefit)	$537	$494	$1,282	$(212)

Schedule of deferred income taxes
	March 31, 2013	September 30,
		2012	2011
	(unaudited)
	(Dollars in Thousands)
Deferred tax assets:
Deposit premium	$—	$20	$69
Allowance for loan losses	1,962	2,302	2,695
Real estate owned expenses	222	301	101
Non-accrual interest	119	196	128
Accrued vacation	94	95	78
Capital loss carryforward	1,718	1,262	1,986
Impairment loss	1,113	1,562	1,510
Post-retirement benefit plans	133	135	176
Split dollar life insurance	22	22	31
Employee benefit plans	352	386	345
Total deferred tax assets	5,735	6,281	7,119
Valuation allowance	(2,274)	(2,046)	(2,009)
Total deferred tax assets, net of valuation allowance	3,461	4,235	5,110
Deferred tax liabilities:
Unrealized gain on available for sale securities	470	661	1,161
Property	517	526	545
Mortgage servicing	—	—	1
Deferred loan fees	506	299	192
Total deferred tax liabilities	1,493	1,486	1,899
Net deferred tax asset	$1,968	$2,749	$3,211

Schedule of effective income tax rate reconciliation
Six Months Ended March 31,
	2013		2012
	Amount	Percentage of Pretax Income	Amount	Percentage of Pretax Income (Loss)
	(unaudited)
	(Dollars in Thousands)
Tax at statutory rate	$280	34.0%	$334	34.0%
Adjustments resulting from:
Valuation allowance	228	27.7	102	10.4
Income from bank owned life insurance	(35)	(4.3)	(30)	(3.0)
Employee benefit plans	64	7.8	80	8.1
Other	—	—	8	0.8
Income tax expense per statements of income	$537	65.2%	$494	50.3%

	Year Ended September 30,
	2012		2011
	Amount	Percentage of Pretax Income	Amount	Percentage of Pretax Income (Loss)
	(Dollars in Thousands)
Tax at statutory rate	$1,318	34.0%	$(34)	(34.0)%
Adjustments resulting from:
Valuation allowance	37	0.9	(200)	(200.0)
Income from bank owned life insurance	(160)	(4.1)	(65)	(65.0)
Employee benefit plans	92	2.4	84	84.0
Other	(5)	(0.1)	3	3.0
Income tax expense (benefit) per statements of income	$1,282	33.1%	$(212)	(212.0)%

REGULATORY CAPITAL REQUIREMENTS (Tables)	6 Months Ended
Mar. 31, 2013
Banking and Thrift [Abstract]
Schedule of company's and the bank's actual capital amounts and ratios
	Actual		Required for Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
March 31, 2013 (unaudited):
Tier 1 capital (to average assets)
Company	$56,267	12.24%	$19,363	4.0%	N/A	N/A
Bank	55,535	11.47	19,363	4.0	$25,204	5.0%
Tier 1 capital (to risk-weighted assets)
Company	59,267	26.74	8,866	4.0	N/A	N/A
Bank	55,535	25.06	8,866	4.0	13,299	6.0
Total capital (to risk-weighted assets)
Company	61,779	27.87	17,732	8.0	N/A	N/A
Bank	58,047	26.19	17,732	8.0	22,165	10.0
September 30, 2012:
Tier 1 capital (to average assets)
Company	$58,548	11.73%	$19,965	4.0%	N/A	N/A
Bank	54,668	10.95	19,965	4.0	$24,956	5.0%
Tier 1 capital (to risk-weighted assets)
Company	58,548	27.51	8,513	4.0	N/A	N/A
Bank	54,668	25.69	8,513	4.0	12,770	6.0
Total capital (to risk-weighted assets)
Company	60,429	28.39	17,027	8.0	N/A	N/A
Bank	56,549	26.57	17,027	8.0	21,284	10.0
September 30, 2011:
Tier 1 capital (to average assets)
Company	$55,199	11.06%	$19,961	4.0%	N/A	N/A
Bank	51,051	10.23	19,961	4.0	$24,951	5.0%
Tier 1 capital (to risk-weighted assets)
Company	55,199	25.54	8,645	4.0	N/A	N/A
Bank	51,051	23.62	8,645	4.0	12,968	6.0
Total capital (to risk-weighted assets)
Company	57,909	26.79	17,290	8.0	N/A	N/A
Bank	53,761	24.87	17,290	8.0	21,613	10.0

EMPLOYEE BENEFITS (Tables)	6 Months Ended
Mar. 31, 2013
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of multiemployer plans
Legal Name of Plan	Pentegra Defined Benefit Plan for Financial Institutions
Plan Employer Identification Number	13-5645888
The Company’s Contribution for the year ended September 30, 2012	$980,000
Are Company’s Contributions more than 5% of total contributions?	No
Funded Status	100.09%

Schedule of nonvested share activity
	Six Months Ended March 31, 2013
	Number of Shares	Weighted Average Grant Date Fair Value
	(unaudited)
Nonvested stock awards at October 1, 2012	72,684	$11.10
Issued	47,266	7.38
Forfeited	(3,900)	8.96
Vested	(35,776)	11.12
Nonvested stock awards at the March 31, 2013	80,274	$9.00

	Year Ended September 30, 2012
	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested stock awards at beginning of year	108,460	$11.10
Issued	—	—
Vested	(35,776)	11.12
Nonvested stock awards at the end of the period	72,684	$11.10

Schedule of share-based compensation, stock options, activity
	Six Months Ended March 31, 2013
	Number of Shares	Weighted Average Exercise Price
	(unaudited)
Options outstanding at October 1, 2012	442,400	$11.12
Granted	122,969	7.37
Exercised	—	—
Forfeited	(10,773)	8.90
Outstanding at March 31, 2013	554,596	$10.33
Exercisable at March 31, 2013	351,093	$11.13

	Year Ended September 30, 2012
	Number of Shares	Weighted Average Exercise Price
Options outstanding at beginning of year	442,400	$11.12
Granted	—	—
Exercised	—	—
Forfeited	—	—
Outstanding at the end of the period	442,400	$11.12
Exercisable at the end of the period	262,613	$11.13

FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of assets measured at fair value on recurring basis

                                                                                  March 31, 2013

	Category Used for Fair Value Measurement
	Level 1	Level 2	Level 3	Total
	(unaudited)
	(Dollars in Thousands)
Assets:
Securities available for sale:
U.S. Government and agency obligations	$—	$19,957	$—	$19,957
Mortgage-backed securities – U.S. Government agencies	—	38,948	—	38,948
Mortgage-backed securities – Non-agency	—	3,792	—	3,792
FHLMC preferred stock	18	—	—	18
Total	$18	$62,697	$—	$62,715

                                                                                  September 30, 2012

	Category Used for Fair Value Measurement
	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)
Assets:
Securities available for sale:
U.S. Government and agency obligations	$—	$14,103	$—	$14,103
Mortgage-backed securities – U.S. Government agencies	—	47,762	—	47,762
Mortgage-backed securities – Non-agency	—	4,103	—	4,103
FHLMC preferred stock	7	—	—	7
Total	$7	$65,968	$—	$65,975

                                                                                September 30, 2011

	Category Used for Fair Value Measurement
	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)
Assets:
Securities available for sale:
U.S. Government and agency obligations	$—	$9,424	$—	$9,424
Mortgage-backed securities – U.S. Government agencies	—	61,583	—	61,583
Mortgage-backed securities – Non-agency	—	4,357	—	4,357
FHLMC preferred stock	6	—	—	6
Total	$6	$75,364	$—	$75,370

Schedule of summary of non-recurring fair value measurements
	At March 31, 2013
	Level 1	Level 2	Level 3	Total
	(unaudited)
	(Dollars in Thousands)
Impaired loans	$—	$—	$21,006	$21,006
Real estate owned	—	—	1,258	$1,258
Total	$—	$—	$22,264	$22,264

	At September 30, 2012
	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)
Impaired loans	$—	$—	$30,608	$30,608
Real estate owned	—	—	1,972	$1,972
Total	$—	$—	$32,580	$32,580

	At September 30, 2011
	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)
Impaired loans	$—	$—	$10,937	10,937
Real estate owned	—	2,268	—	2,268
Total	$—	$2,268	$10,937	$13,205

Schedule of valuation processes used to determine nonrecurring fair value measurements
At March 31, 2013
	Fair Value	Valuation Technique	Unobservable Input	Range
	(unaudited)
	(Dollars in Thousands)
Impaired loans	$21,006	Property appraisals	Management discount for selling costs, property type and market volatility	10% – 20% discount
Real estate owned	$1,258	Property appraisals	Management discount for selling costs, property type and market volatility	10% – 20% discount

	At September 30, 2012
	Fair Value	Valuation Technique	Unobservable Input	Range
	(Dollars in Thousands)
Impaired loans	$30,608	Property appraisals	Management discount for selling costs, property type and market volatility	10% – 20% discount
Real estate owned	$1,972	Property appraisals	Management discount for selling costs, property type and market volatility	10% – 20% discount

Schedule of fair value, by balance sheet grouping

			Fair Value Measurements at March 31, 2013
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(unaudited)
	(Dollars in Thousands)
Assets:
Cash and cash equivalents	$33,612	$33,612	$33,612	$—	$—
Investment and mortgage-backed securities available for sale	62,715	62,715	18	62,697	—
Investment and mortgage-backed securities held to maturity	87,976	90,182	—	90,182	—
Loans receivable, net	278,237	283,817	—	—	283,817
Accrued interest receivable	1,833	1,833	1,833	—	—
Federal Home Loan Bank stock	1,659	1,659	1,659	—	—
Bank owned life insurance	7,022	7,022	7,022	—	—
Liabilities:
Checking accounts	38,756	38,756	38,756	—	—
Money market deposit accounts	68,861	68,861	68,861	—	—
Passbook, club and statement savings accounts	72,260	72,260	72,260	—	—
Certificates of deposit	236,220	240,855	—	240,855	—
Advances from Federal Home Loan Bank	340	340	340	—	—
Accrued interest payable	747	747	747	—	—
Advances from borrowers for taxes and insurance	1,266	1,266	1,266	—	—

			Fair Value Measurements at September 30, 2012
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(Dollars in Thousands)
Assets:
Cash and cash equivalents	$81,273	$81,273	$81,273	$—	$—
Investment and mortgage-backed securities available for sale	65,975	65,975	7	65,968	—
Investment and mortgage-backed securities held to maturity	63,110	66,401	—	66,401	—
Loans receivable, net	260,684	266,699	—	—	266,699
Accrued interest receivable	1,661	1,661	1,661	—	—
Federal Home Loan Bank stock	2,239	2,239	2,239	—	—
Bank owned life insurance	6,919	6,919	6,919	—	—
Liabilities:
Checking accounts	37,370	37,370	37,370	—	—
Money market deposit accounts	69,735	69,735	69,735	—	—
Passbook, club and statement savings accounts	71,083	71,083	71,083	—	—
Certificates of deposit	247,414	252,479	—	252,479	—
Advances from Federal Home Loan Bank	483	484	484	—	—
Accrued interest payable	2,382	2,382	2,382	—	—
Advances from borrowers for taxes and insurance	1,273	1,273	1,273	—	—

	September 30, 2011
	Carrying Amount	Fair Value
	(Dollars in Thousands)
Assets:
Cash and cash equivalents	$53,829	$53,829
Investment and mortgage-backed securities available for sale	75,370	75,370
Investment and mortgage-backed securities held to maturity	108,956	112,721
Loans receivable, net	240,511	248,382
Accrued interest receivable	2,026	2,026
Federal Home Loan Bank stock	2,887	2,887
Bank owned life insurance	6,180	6,180
Liabilities:
Checking accounts	33,505	33,505
Money market deposit accounts	75,649	75,649
Passbook, club and statement savings accounts	70,623	70,623
Certificates of deposit	256,237	262,489
Advances from Federal Home Loan Bank	570	570
Accrued interest payable	2,420	2,420
Advances from borrowers for taxes and insurance	1,090	1,090

PRUDENTIAL BANCORP, INC. OF PENNSYLVANIA (PARENT COMPANY ONLY) (Tables)	6 Months Ended
Mar. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule of condensed balance sheet

                                                                                STATEMENT OF FINANCIAL CONDITION

	March 31, 2013	September 30,
		2012	2011
	(unaudited)
	(Dollars in Thousands)
Assets:
Cash	$105	$254	$500
ESOP loan receivable	3,249	3,342	3,521
Investment in Bank	56,448	55,952	53,304
Other assets	378	283	127
Total assets	$60,180	$59,831	$57,452
Stockholders’ equity:
Preferred stock	—	—	—
Common stock	126	126	126
Additional paid-in-capital	54,932	54,610	54,078
Unearned ESOP shares	(2,676)	(2,787)	(3,011)
Treasury stock	(31,625)	(31,625)	(31,625)
Retained earnings	38,510	38,224	35,631
Accumulated other comprehensive income	913	1,283	2,253
Total stockholders’ equity	60,180	59,831	57,452
Total liabilities and stockholders’ equity	$60,180	$59,831	$57,452

Schedule of condensed income statement

                                                                                     INCOME STATEMENT

	Six Months Ended March 31,		Year Ended September 30,
	2013	2012	2012	2011
	(unaudited)
	(Dollars in Thousands)
Interest on ESOP loan	$95	$101	$199	$209
Equity in the undistributed earnings (loss) of the Bank	432	679	2,863	(642)
Dividends from Bank	—	—	—	1,000
Other income	—	3	3	16
Total income	527	783	3,065	583
Professional services	121	200	215	236
Other expense	206	193	396	362
Total expense	327	393	611	598
Income (loss) before income taxes	200	390	2,454	(15)
Income tax benefit	(86)	(98)	(139)	(127)
Net income	$286	$488	$2,593	$112

Schedule of condensed cash flow statement

                                                                                    CASH FLOWS

	Six Months Ended March 31,		Year Ended September 30,
	2013	2012	2012	2011
	(unaudited)
	(Dollars in Thousands)
Operating activities:
Net income	$286	$488	$2,593	$112
(Increase) decrease in assets	(95)	(124)	(155)	31
Equity in the undistributed (earnings) loss of the Bank	(432)	(679)	(2,863)	642
Net cash (used in) provided by operating activities	(241)	(315)	(425)	785
Investing activities:
Repayments received on ESOP loan	92	88	179	168
Net cash provided by investing activities	92	88	179	168
Financing activities:
Cash dividends paid	—	—	—	(1,466)
Payment to repurchase common stock	—	—	—	(49)
Net cash used in financing activities	—	—	—	(1,515)
Net decrease in cash and cash equivalents	(149)	(227)	(246)	(562)
Cash and cash equivalents, beginning of year	254	500	500	1,062
Cash and cash equivalents, end of year	$105	$273	$254	$500

CONSOLIDATED QUARTERLY FINANCIAL DATA (UNAUDITED) (Tables)	6 Months Ended
Mar. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of quarterly financial information
March 31, 2013		September 30, 2012				September 30, 2011
	1st Qtr	2nd Qtr	1st Qtr	2nd Qtr	3rd Qtr	4th Qtr	1st Qtr	2nd Qtr	3rd Qtr	4th Qtr
	(unaudited)
	(Dollars in Thousands)
Interest income	$4,397	$4,253	$4,983	$4,813	$4,828	$4,354	$5,653	$5,446	$5,454	$5,132
Interest expense	1,220	1,139	1,514	1,493	1,432	1,339	2,022	1,816	1,683	1,576
Net interest income	3,177	3,114	3,469	3,320	3,396	3,015	3,631	3,630	3,771	3,556
Provision for loan losses	—	—	150	100	100	375	580	3,600	—	450
Net interest income after provision for loan losses	3,177	3,114	3,319	3,220	3,296	2,640	3,051	30	3,771	3,106
Non-interest income	224	199	173	133	188	2,572	134	175	241	329
Non-interest expense	2,778	3,113	2,867	2,996	2,936	2,867	2,863	2,807	2,614	2,653
Income (loss) before income tax expense (benefit)	623	200	625	357	548	2,345	322	(2,602)	1,398	782
Income tax expense (benefit)	351	186	221	273	88	700	416	(740)	227	(115)
Net income (loss)	$272	$14	$404	$84	$460	$1,645	$(94)	$(1,862)	$1,171	$897
Per share:
Earnings per share – basic	$0.03	$0.00	$0.04	$0.01	$0.05	$0.17	$(0.01)	$(0.20)	$0.12	$0.09
Earnings per share – diluted	0.03	0.00	0.04	0.01	0.05	0.17	(0.01)	(0.20)	0.12	0.09
Dividends per share	—	—	—	—	—	—	0.05	0.05	—	—

NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Details Textuals) (USD $)	12 Months Ended			6 Months Ended
	Sep. 30, 2011	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2013 Prudential Mutual Holding Company	Mar. 31, 2013 Prudential Savings Bank Branch	Mar. 31, 2013 PSB Delaware Inc
Related Party Transaction [Line Items]
Number of branches					7
Assets	$ 499,537,000	$ 479,103,000	$ 490,504,000			$ 110,600,000
Percentage owned of the company's outstanding common stock				74.60%
Number of shares owned				7,478,062
Number of shares received				6,910,062
Amount of initial capital				$ 100,000
Shares purchased (in shares)	7,977			568,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) (USD $)	6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2005
Equity, Class of Treasury Stock [Line Items]
Average cost per share of shares purchased (in dollars per share)	$ 12.45
Shares repurchased and held as treasury stock	2,540,255		2,540,255	2,540,255
Shares owned by public shareholders	2,545,433		2,545,433	2,545,433
Number of common shares purchased under employee stock ownership plan (ESOP)					452,295
Aggregate cost of common stock purchased under employee stock ownership plan (ESOP)					$ 4,500,000
Par value of stock bought from and sold to the Federal Home Loan Bank	$ 100
Advertising expense	$ 156,000	$ 92,000	$ 275,000	$ 425,000
Prudential Mutual Holding Company
Equity, Class of Treasury Stock [Line Items]
Average cost per share of shares purchased (in dollars per share)	$ 10.3		$ 10.3
Shares owned by Prudential Mutual Holding Company (MHC)	7,478,062		7,478,062	7,478,062
Shares repurchased and held as treasury stock	568,000		568,000

EARNINGS PER SHARE - Summary of calculated basic and diluted earnings per share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended										6 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Earnings Per Share, Basic [Abstract]
Net income	$ 14	$ 272	$ 1,645	$ 460	$ 84	$ 404	$ 897	$ 1,171		$ (94)	$ 286	$ 488	$ 2,593	$ 112
Weighted average shares outstanding											9,642,156	9,584,075	9,599,222	9,542,298
Effect of CSEs
Adjusted weighted average shares used in earnings per share computation											9,642,156	9,584,075	9,599,222	9,542,298
BASIC EARNINGS PER SHARE (in dollars per share)	$ 0	$ 0.03	$ 0.17	$ 0.05	$ 0.01	$ 0.04	$ 0.09	$ 0.12	$ (0.2)	$ (0.01)	$ 0.03	$ 0.05	$ 0.27	$ 0.01
Earnings Per Share, Diluted [Abstract]
Net income	$ 14	$ 272	$ 1,645	$ 460	$ 84	$ 404	$ 897	$ 1,171		$ (94)	$ 286	$ 488	$ 2,593	$ 112
Weighted average shares outstanding											9,642,156	9,584,075	9,599,222	9,542,298
Effect of CSEs											92,389	11,363	24,524	86,892
Adjusted weighted average shares used in earnings per share computation											9,734,545	9,595,438	9,623,746	9,629,190
DILUTED EARNINGS PER SHARE (in dollars per share)	$ 0	$ 0.03	$ 0.17	$ 0.05	$ 0.01	$ 0.04	$ 0.09	$ 0.12	$ (0.2)	$ (0.01)	$ 0.03	$ 0.05	$ 0.27	$ 0.01

EARNINGS PER SHARE (Detail Textuals) (Stock Options, USD $)	6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	554,596	442,400	442,400	442,400
Minimum
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise price for the stock options	7.25
Maximum
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise price for the stock options	11.17

ACCUMULATED OTHER COMPREHENSIVE INCOME - Changes in accumulated other comprehensive income by component net of tax (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Mar. 31, 2013
Unrealized gains on available for sale securities
Balance as of September 30, 2012	$ 1,945	[1]
Other comprehensive loss before reclassification	(564)	[1]
Amount reclassified from accumulated other comprehensive income	4	[1]
Total other comprehensive loss	(560)	[1]
Balance as of March 31, 2013	$ 1,385	[1]

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.

ACCUMULATED OTHER COMPREHENSIVE INCOME - Significant amounts reclassified out of each component of accumulated other comprehensive income (Details 1) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Mar. 31, 2013
Accumulated Other Comprehensive Income [Abstract]
Gain on sale of securities available for sale	$ 16	[1]
Income taxes	(5)	[1]
Net impairment losses recognized in earnings	(20)	[1]
Income taxes	7	[1]
Net of tax	$ (2)	[1]

[1]	Amounts in parentheses indicate debits to net income.

INVESTMENT AND MORTGAGE-BACKED SECURITIES - Amortized cost and fair value of investment and mortgage-backed securities, with gross unrealized gains and losses (Details) (USD $)
In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Securities Available for Sale:
Amortized cost	$ 61,330	$ 64,030	$ 71,955
Gross unrealized gains	1,651	2,288	4,372
Gross unrealized losses	(266)	(343)	(957)
Fair Value	62,715	65,975	75,370
Securities Held to Maturity:
Amortized cost	87,976	63,110	108,956
Gross unrealized gains	2,575	3,300	3,846
Gross unrealized losses	(369)	(9)	(81)
Fair value	90,182	66,401	112,721
Debt Securities
Securities Available for Sale:
Amortized cost	61,324	64,024	71,949
Gross unrealized gains	1,639	2,287	4,372
Gross unrealized losses	(266)	(343)	(957)
Fair Value	62,697	65,968	75,364
U.S. government and agency obligations
Securities Available for Sale:
Amortized cost	19,985	13,994	9,360
Gross unrealized gains	69	110	100
Gross unrealized losses	(97)	(1)	(36)
Fair Value	19,957	14,103	9,424
Securities Held to Maturity:
Amortized cost	71,932	44,475	87,708
Gross unrealized gains	1,064	1,333	1,457
Gross unrealized losses	(364)	(9)	(81)
Fair value	72,632	45,799	89,084
Mortgage-backed securities - U.S. government agencies
Securities Available for Sale:
Amortized cost	37,632	45,722	57,340
Gross unrealized gains	1,355	2,040	4,243
Gross unrealized losses	(39)
Fair Value	38,948	47,762	61,583
Securities Held to Maturity:
Amortized cost	16,044	18,635	21,248
Gross unrealized gains	1,511	1,967	2,389
Gross unrealized losses	(5)
Fair value	17,550	20,602	23,637
Mortgage-backed securities - non-agency
Securities Available for Sale:
Amortized cost	3,707	4,308	5,249
Gross unrealized gains	215	137	29
Gross unrealized losses	(130)	(342)	(921)
Fair Value	3,792	4,103	4,357
FHLMC preferred stock
Securities Available for Sale:
Amortized cost	6	6	6
Gross unrealized gains	12	1
Gross unrealized losses
Fair Value	$ 18	$ 7	$ 6

INVESTMENT AND MORTGAGE-BACKED SECURITIES - Gross unrealized losses and related fair values of investment securities, aggregated by investment category and length of time (Details 1) (USD $)
In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Securities Available for Sale:
Less than 12 months - Gross unrealized losses	$ (140)	$ (22)	$ (86)
Less than 12 months - Fair value	10,835	3,143	6,069
More than 12 months - Gross unrealized losses	(126)	(321)	(871)
More than 12 months - Fair value	867	2,343	2,663
Gross unrealized losses, Total	(266)	(343)	(957)
Fair value, Total	11,702	5,486	8,732
Securities Held to Maturity:
Less than 12 months - Gross Unrealized Losses	(369)	(9)	(81)
Less than 12 months - Fair value	39,068	10,982	18,911
More than 12 months - Gross unrealized losses
More than 12 months - Fair value
Gross unrealized losses, Total	(369)	(9)	(81)
Fair value, Total	39,068	10,982	18,911
Less than 12 months Gross Unrealized Losses	(509)	(31)	(167)
Less than 12 months Fair Value	49,903	14,125	24,980
More than 12 months Gross Unrealized Losses	(126)	(321)	(871)
More than 12 months Fair Value	867	2,343	2,663
Gross Unrealized Losses, Total	(635)	(352)	(1,038)
Fair Value, Total	50,770	16,468	27,643
U.S. government and agency obligations
Securities Available for Sale:
Less than 12 months - Gross unrealized losses	(97)	(1)	(36)
Less than 12 months - Fair value	8,894	2,999	4,961
More than 12 months - Gross unrealized losses
More than 12 months - Fair value
Gross unrealized losses, Total	(97)	(1)	(36)
Fair value, Total	8,894	2,999	4,961
Securities Held to Maturity:
Less than 12 months - Gross Unrealized Losses	(364)	(9)	(81)
Less than 12 months - Fair value	36,597	10,982	18,911
More than 12 months - Gross unrealized losses
More than 12 months - Fair value
Gross unrealized losses, Total	(364)	(9)	(81)
Fair value, Total	36,597	10,982	18,911
Mortgage-backed securities - U.S. government agencies
Securities Available for Sale:
Less than 12 months - Gross unrealized losses	(39)
Less than 12 months - Fair value	1,941
More than 12 months - Gross unrealized losses
More than 12 months - Fair value
Gross unrealized losses, Total	(39)
Fair value, Total	1,941
Securities Held to Maturity:
Less than 12 months - Gross Unrealized Losses	(5)
Less than 12 months - Fair value	2,471
More than 12 months - Gross unrealized losses
More than 12 months - Fair value
Gross unrealized losses, Total	(5)
Fair value, Total	2,471
Mortgage-backed securities - non-agency
Securities Available for Sale:
Less than 12 months - Gross unrealized losses	(4)	(21)	(50)
Less than 12 months - Fair value		144	1,108
More than 12 months - Gross unrealized losses	(126)	(321)	(871)
More than 12 months - Fair value	867	2,343	2,663
Gross unrealized losses, Total	(130)	(342)	(921)
Fair value, Total	$ 867	$ 2,487	$ 3,771

INVESTMENT AND MORTGAGE-BACKED SECURITIES - Rollforward of amounts recognized in earnings related to credit losses on securities (Details 2) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Credit component of OTTI, Beginning balance	$ 2,103	$ 2,404
Additions for credit-related OTTI charges on previously unimpaired securities
Reductions for securities liquidated		(455)
Additional increases as a result of impairment charges recognized on investments for which an OTTI was previously recognized	20	154
Credit component of OTTI, Ending balance	$ 2,123	$ 2,103

INVESTMENT AND MORTGAGE-BACKED SECURITIES - Amortized cost and fair value of debt securities, by contractual maturity (Details 3) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Held To Maturity Securities, Debt Maturities, Amortized Cost Basis, Rolling Maturity [Abstract]
Due within one year	$ 3,000	$ 1,000
Due after one through five years	2,000	4,000	11,000
Due after five through ten years	11,498	13,498	49,960
Due after ten years	55,434	25,977	26,748
Total	71,932	44,475	87,708
Held-to-maturity Securities, Debt Maturities, Fair Value, Rolling Maturity [Abstract]
Due within one year	3,021	1,006
Due after one through five years	2,007	4,050	11,110
Due after five through ten years	12,028	14,177	50,658
Due after ten years	55,576	26,566	27,316
Total	72,632	45,799	89,084
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Rolling Maturity [Abstract]
Due within one year
Due after one through five years
Due after five through ten years	2,998	2,999	2,999
Due after ten years	16,987	10,995	6,361
Total	19,985	13,994	9,360
Available-for-sale Securities, Debt Maturities, Fair Value, Rolling Maturity [Abstract]
Due within one year
Due after one through five years
Due after five through ten years	3,062	3,081	3,098
Due after ten years	16,895	11,022	6,326
Total	$ 19,957	$ 14,103	$ 9,424

INVESTMENT AND MORTGAGE-BACKED SECURITIES (Detail Textuals) (USD $)	6 Months Ended		12 Months Ended
	Mar. 31, 2013 Security	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Marketable Securities [Line Items]
Proceeds from sale of mortgage-backed securities	$ 304,000		$ 21,650,000	$ 105,000
U.S. government and agency obligations
Marketable Securities [Line Items]
Number of investment securities in debt obligations in the category of loss position less than 12 months held by company	18		5
Securities continuous unrealized loss position less than 12 months aggregate losses	461,000		10,000
Percentage of reduction in amortized cost of debt securities in the category of loss position less than 12 months held by company	0.50%		0.02%
Mortgage-backed securities - U.S. government agencies
Marketable Securities [Line Items]
Number of investment securities in debt obligations in the category of loss position less than 12 months held by company	2
Securities continuous unrealized loss position less than 12 months aggregate losses	44,000
Percentage of reduction in amortized cost of debt securities in the category of loss position less than 12 months held by company	0.08%
Realized gross gains from the sale of mortgage-backed securities	16,000	0	2,100,000	15,000
Proceeds from sale of mortgage-backed securities	304,000	0	21,600,000	105,000
Mortgage-backed securities - non-agency
Marketable Securities [Line Items]
Number of investment securities in debt obligations in the category of loss position less than 12 months held by company	1
Number of collateralized mortgage obligations included in portfolio	50		55
OTTI charge related to non agency issued mortgage backed securities	25,000		195,000	277,000
OTTI charge related to non agency issued mortgage backed securities recognized in earnings	20,000		154,000
OTTI charge related to non agency issued mortgage backed securities recognized in other comprehensive income	5,000		41,000
Investment securities gross unrealized losses	$ 130,000		$ 342,000
Number of investment securities in debt obligations in the category of loss position more than 12 months held by company	13		18

LOANS RECEIVABLE - Summary of Loans receivable (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Sep. 30, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	$ (2,512)	$ (1,881)		$ (3,364)
Net loans	278,237	260,684		240,511
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
One-to-four family residential	241,968	222,793		196,533
Multi-family residential	4,751	5,051		5,723
Commercial real estate	18,599	19,333		21,175
Construction and land development	14,800	14,873		22,226
Commercial business	593	632		814
Consumer	421	523		613
Total loans	281,132	263,205		247,084
Undisbursed portion of loans-in-process	(1,872)	(1,629)		(3,773)
Deferred loan costs	1,489	989		564
Allowance for loan losses	(2,512)	(1,881)	(3,050)	(3,364)	(3,151)
Net loans	$ 278,237	$ 260,684		$ 240,511

LOANS RECEIVABLE - Summary of loans individually evaluated for impairment by loan segment (Details 1) (Loans Receivable, USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	$ 21,006	$ 30,608	$ 11,432
Collectively evaluated for impairment	260,126	232,597	235,652
Total loans	281,132	263,205	247,084
Residential Portfolio Segment | One-to-four family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	15,959	25,440	7,652
Collectively evaluated for impairment	226,009	197,353	188,881
Total loans	241,968	222,793	196,533
Residential Portfolio Segment | Multi-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	906	916
Collectively evaluated for impairment	3,845	4,135	5,723
Total loans	4,751	5,051	5,723
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	2,623	1,679	545
Collectively evaluated for impairment	15,976	17,654	20,630
Total loans	18,599	19,333	21,175
Construction and land development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	1,518	2,573	3,235
Collectively evaluated for impairment	13,282	12,300	18,991
Total loans	14,800	14,873	22,226
Commercial business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment
Collectively evaluated for impairment	593	632	814
Total loans	593	632	814
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment
Collectively evaluated for impairment	421	523	613
Total loans	$ 421	$ 523	$ 613

LOANS RECEIVABLE - Impaired loans by class, segregated by those for which specific allowance was required and those for which specific allowance was not necessary (Details 2) (Loans Receivable, USD $)
In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Impaired [Line Items]
Impaired loans with specific allowance - Recorded Investment			$ 7,652
Impaired loans with specific allowance - Related Allowance			495
Loans with No Specific Allowance - Recorded investment	21,006	30,608	3,780
Total Impaired Loans - Recorded Investment	21,006	30,608	11,432
Total Impaired Loans - Unpaid Principal Balance	21,006	30,608	15,793
Residential Portfolio Segment | One-to-four family residential
Financing Receivable, Impaired [Line Items]
Impaired loans with specific allowance - Recorded Investment			7,652
Impaired loans with specific allowance - Related Allowance			495
Loans with No Specific Allowance - Recorded investment	15,959	25,440
Total Impaired Loans - Recorded Investment	15,959	25,440	7,652
Total Impaired Loans - Unpaid Principal Balance	15,959	25,440	8,402
Residential Portfolio Segment | Multi-family residential
Financing Receivable, Impaired [Line Items]
Impaired loans with specific allowance - Recorded Investment
Impaired loans with specific allowance - Related Allowance
Loans with No Specific Allowance - Recorded investment	906	916
Total Impaired Loans - Recorded Investment	906	916
Total Impaired Loans - Unpaid Principal Balance	906	916
Commercial real estate
Financing Receivable, Impaired [Line Items]
Impaired loans with specific allowance - Recorded Investment
Impaired loans with specific allowance - Related Allowance
Loans with No Specific Allowance - Recorded investment	2,623	1,679	545
Total Impaired Loans - Recorded Investment	2,623	1,679	545
Total Impaired Loans - Unpaid Principal Balance	2,623	1,679	545
Construction and land development
Financing Receivable, Impaired [Line Items]
Impaired loans with specific allowance - Recorded Investment
Impaired loans with specific allowance - Related Allowance
Loans with No Specific Allowance - Recorded investment	1,518	2,573	3,235
Total Impaired Loans - Recorded Investment	1,518	2,573	3,235
Total Impaired Loans - Unpaid Principal Balance	1,518	2,573	6,846
Commercial business
Financing Receivable, Impaired [Line Items]
Impaired loans with specific allowance - Recorded Investment
Impaired loans with specific allowance - Related Allowance
Loans with No Specific Allowance - Recorded investment
Total Impaired Loans - Recorded Investment
Total Impaired Loans - Unpaid Principal Balance
Consumer
Financing Receivable, Impaired [Line Items]
Impaired loans with specific allowance - Recorded Investment
Impaired loans with specific allowance - Related Allowance
Loans with No Specific Allowance - Recorded investment
Total Impaired Loans - Recorded Investment
Total Impaired Loans - Unpaid Principal Balance

LOANS RECEIVABLE - Average recorded investment in impaired loans and related interest income recognized (Details 3) (Loans Receivable, USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	$ 23,073	$ 15,025	$ 21,533	$ 9,306
Income Recognized on Accrual Basis	451	139	830	189
Income Recognized on Cash Basis	81	161	406	251
Residential Portfolio Segment | One-to-four family residential
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	18,865	11,295	14,232	5,184
Income Recognized on Accrual Basis	325	102	608
Income Recognized on Cash Basis	69	161	406	251
Residential Portfolio Segment | Multi-family residential
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	909		394
Income Recognized on Accrual Basis	33		46
Income Recognized on Cash Basis
Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,569	852	1,913
Income Recognized on Accrual Basis	30	8	54
Income Recognized on Cash Basis	12
Construction and land development
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,730	2,878	4,995	4,122
Income Recognized on Accrual Basis	63	29	122	189
Income Recognized on Cash Basis

LOANS RECEIVABLE - Summary of classes of loan portfolio in which formal risk weighting system is used (Details 4) (Loans Receivable, USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 281,132	$ 263,205	$ 247,084
Residential Portfolio Segment | Multi-family residential
Financing Receivable, Recorded Investment [Line Items]
Total loans	4,751	5,051	5,723
Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total loans	18,599	19,333	21,175
Construction and land development
Financing Receivable, Recorded Investment [Line Items]
Total loans	14,800	14,873	22,226
Commercial business
Financing Receivable, Recorded Investment [Line Items]
Total loans	593	632	814
Risk Rating System
Financing Receivable, Recorded Investment [Line Items]
Total loans	38,743	39,889	49,938
Risk Rating System | Residential Portfolio Segment | Multi-family residential
Financing Receivable, Recorded Investment [Line Items]
Total loans	4,751	5,051	5,723
Risk Rating System | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total loans	18,599	19,333	21,175
Risk Rating System | Construction and land development
Financing Receivable, Recorded Investment [Line Items]
Total loans	14,800	14,873	22,226
Risk Rating System | Commercial business
Financing Receivable, Recorded Investment [Line Items]
Total loans	593	632	814
Risk Rating System | Pass
Financing Receivable, Recorded Investment [Line Items]
Total loans	33,696	34,721	39,084
Risk Rating System | Pass | Residential Portfolio Segment | Multi-family residential
Financing Receivable, Recorded Investment [Line Items]
Total loans	3,845	4,135	5,723
Risk Rating System | Pass | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total loans	15,976	17,654	20,630
Risk Rating System | Pass | Construction and land development
Financing Receivable, Recorded Investment [Line Items]
Total loans	13,282	12,300	11,917
Risk Rating System | Pass | Commercial business
Financing Receivable, Recorded Investment [Line Items]
Total loans	593	632	814
Risk Rating System | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total loans			3,901
Risk Rating System | Special Mention | Residential Portfolio Segment | Multi-family residential
Financing Receivable, Recorded Investment [Line Items]
Total loans
Risk Rating System | Special Mention | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total loans
Risk Rating System | Special Mention | Construction and land development
Financing Receivable, Recorded Investment [Line Items]
Total loans			3,901
Risk Rating System | Special Mention | Commercial business
Financing Receivable, Recorded Investment [Line Items]
Total loans
Risk Rating System | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans	5,047	5,168	6,953
Risk Rating System | Substandard | Residential Portfolio Segment | Multi-family residential
Financing Receivable, Recorded Investment [Line Items]
Total loans	906	916
Risk Rating System | Substandard | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,623	1,679	545
Risk Rating System | Substandard | Construction and land development
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,518	2,573	6,408
Risk Rating System | Substandard | Commercial business
Financing Receivable, Recorded Investment [Line Items]
Total loans
Risk Rating System | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total loans
Risk Rating System | Doubtful | Residential Portfolio Segment | Multi-family residential
Financing Receivable, Recorded Investment [Line Items]
Total loans
Risk Rating System | Doubtful | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total loans
Risk Rating System | Doubtful | Construction and land development
Financing Receivable, Recorded Investment [Line Items]
Total loans
Risk Rating System | Doubtful | Commercial business
Financing Receivable, Recorded Investment [Line Items]
Total loans

LOANS RECEIVABLE - Loans in which formal risk rating system is not utilized, but loans are segregated between performing and non-performing based primarily on delinquency status (Details 5) (Loans Receivable, USD $)
In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 281,132	$ 263,205	$ 247,084
Residential Portfolio Segment | One-to-four family residential
Financing Receivable, Recorded Investment [Line Items]
Total loans	241,968	222,793	196,533
Consumer
Financing Receivable, Recorded Investment [Line Items]
Total loans	421	523	613
Non Risk Rating System
Financing Receivable, Recorded Investment [Line Items]
Total loans	242,389	223,316	197,146
Non Risk Rating System | Residential Portfolio Segment | One-to-four family residential
Financing Receivable, Recorded Investment [Line Items]
Total loans	241,968	222,793	196,533
Non Risk Rating System | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total loans	421	523	613
Non Risk Rating System | Performing
Financing Receivable, Recorded Investment [Line Items]
Total loans	238,261	210,412	186,832
Non Risk Rating System | Performing | Residential Portfolio Segment | One-to-four family residential
Financing Receivable, Recorded Investment [Line Items]
Total loans	237,840	209,889	186,219
Non Risk Rating System | Performing | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total loans	421	523	613
Non Risk Rating System | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Total loans	4,128	12,904	10,314
Non Risk Rating System | Nonperforming | Residential Portfolio Segment | One-to-four family residential
Financing Receivable, Recorded Investment [Line Items]
Total loans	4,128	12,904	10,314
Non Risk Rating System | Nonperforming | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total loans

LOANS RECEIVABLE - Loan categories of loan portfolio summarized by aging categories of performing loans and nonaccrual loans (Details 6) (Loans Receivable, USD $)
In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 275,804	$ 256,481	$ 238,698
30-89 Days Past Due	470	1,342	3,406
90 Days + Past Due	4,858	5,382	4,980
90 Days+ Past Due and Accruing
Total Past Due and Accruing	470	1,342	3,406
Total Loans	281,132	263,205	247,084
Non- Accrual	6,178	14,018	12,631
Residential Portfolio Segment | One-to-four family residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	237,711	217,061	190,822
30-89 Days Past Due	129	1,108	3,048
90 Days + Past Due	4,128	4,624	2,663
90 Days+ Past Due and Accruing
Total Past Due and Accruing	129	1,108	3,048
Total Loans	241,968	222,793	196,533
Non- Accrual	4,128	12,904	10,314
Residential Portfolio Segment | Multi-family residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	4,751	5,051	5,723
30-89 Days Past Due
90 Days + Past Due
90 Days+ Past Due and Accruing
Total Past Due and Accruing
Total Loans	4,751	5,051	5,723
Non- Accrual
Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	17,538	18,859	20,272
30-89 Days Past Due	331	233	358
90 Days + Past Due	730	241	545
90 Days+ Past Due and Accruing
Total Past Due and Accruing	331	233	358
Total Loans	18,599	19,333	21,175
Non- Accrual	2,050	597	545
Construction and land development
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	14,800	14,356	20,454
30-89 Days Past Due
90 Days + Past Due		517	1,772
90 Days+ Past Due and Accruing
Total Past Due and Accruing
Total Loans	14,800	14,873	22,226
Non- Accrual		517	1,772
Commercial business
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	593	632	814
30-89 Days Past Due
90 Days + Past Due
90 Days+ Past Due and Accruing
Total Past Due and Accruing
Total Loans	593	632	814
Non- Accrual
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	411	522	613
30-89 Days Past Due	10	1
90 Days + Past Due
90 Days+ Past Due and Accruing
Total Past Due and Accruing	10	1
Total Loans	421	523	613
Non- Accrual

LOANS RECEIVABLE - Activity in allowance (Details 7) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Allowance for Loan and Lease Losses [Roll Forward]
ALLL balance	$ 1,881
Charge-offs	(154)			4,400
Recoveries	785
ALLL balance	2,512			3,364
Loans Receivable
Allowance for Loan and Lease Losses [Roll Forward]
ALLL balance	1,881	3,364	3,364	3,151
Charge-offs	(154)	(564)	(2,208)	(4,417)
Recoveries	785
Provision		250	725	4,630
ALLL balance	2,512	3,050	1,881	3,364
Individually evaluated for impairment		957		495
Collectively evaluated for impairment	2,512	2,093	1,881	2,869
Loans Receivable | Residential Portfolio Segment | One-to-four family residential
Allowance for Loan and Lease Losses [Roll Forward]
ALLL balance	830	1,651	1,651	672
Charge-offs	(154)	(261)	(1,905)	(750)
Recoveries	25
Provision	100	187	1,084	1,729
ALLL balance	801	1,577	830	1,651
Individually evaluated for impairment		957		495
Collectively evaluated for impairment	801	620	830	1,156
Loans Receivable | Residential Portfolio Segment | Multi-family residential
Allowance for Loan and Lease Losses [Roll Forward]
ALLL balance	7	7	7	4
Charge-offs
Recoveries
Provision		94		3
ALLL balance	7	101	7	7
Individually evaluated for impairment
Collectively evaluated for impairment	7	101	7	7
Loans Receivable | Commercial real estate
Allowance for Loan and Lease Losses [Roll Forward]
ALLL balance	125	221	221	560
Charge-offs
Recoveries
Provision	50	(52)	(96)	(339)
ALLL balance	175	169	125	221
Individually evaluated for impairment
Collectively evaluated for impairment	175	169	125	221
Loans Receivable | Construction and land development
Allowance for Loan and Lease Losses [Roll Forward]
ALLL balance	745	1,481	1,481	1,909
Charge-offs		(303)	(303)	(3,667)
Recoveries	760
Provision	(208)	(256)	(433)	3,239
ALLL balance	1,297	922	745	1,481
Individually evaluated for impairment
Collectively evaluated for impairment	1,297	922	745	1,481
Loans Receivable | Commercial business
Allowance for Loan and Lease Losses [Roll Forward]
ALLL balance	3	3	3	3
Charge-offs
Recoveries
Provision		1
ALLL balance	3	4	3	3
Individually evaluated for impairment
Collectively evaluated for impairment	3	4	3	3
Loans Receivable | Consumer
Allowance for Loan and Lease Losses [Roll Forward]
ALLL balance	1	1	1	1
Charge-offs
Recoveries
Provision
ALLL balance	1	1	1	1
Individually evaluated for impairment
Collectively evaluated for impairment	1	1	1	1
Loans Receivable | Unallocated
Allowance for Loan and Lease Losses [Roll Forward]
ALLL balance	170			2
Charge-offs
Recoveries
Provision	58	276	170	(2)
ALLL balance	228	276	170
Individually evaluated for impairment
Collectively evaluated for impairment	$ 228	$ 276	$ 170

LOANS RECEIVABLE - Troubled debt restructurings (Details 8) (Loans Receivable, USD $) In Thousands, unless otherwise specified	6 Months Ended
Mar. 31, 2013 Loan
One-to-four family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Contracts
Pre-modification Outstanding Recorded Investment
Post-modification Outstanding Recorded Investments
Multi-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Contracts
Pre-modification Outstanding Recorded Investment
Post-modification Outstanding Recorded Investments
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Contracts	1
Pre-modification Outstanding Recorded Investment	1,321
Post-modification Outstanding Recorded Investments	1,321
Construction and land development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Contracts
Pre-modification Outstanding Recorded Investment
Post-modification Outstanding Recorded Investments
Commercial business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Contracts
Pre-modification Outstanding Recorded Investment
Post-modification Outstanding Recorded Investments
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Contracts
Pre-modification Outstanding Recorded Investment
Post-modification Outstanding Recorded Investments

LOANS RECEIVABLE (Detail Textuals) (USD $)	3 Months Ended							6 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011 Project	Mar. 31, 2013 Nonperforming	Sep. 30, 2012 Nonperforming	Sep. 30, 2011 Nonperforming	Mar. 31, 2013 Loans Receivable	Mar. 31, 2012 Loans Receivable	Sep. 30, 2012 Loans Receivable	Sep. 30, 2011 Loans Receivable	Sep. 30, 2010 Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Adjustable rate bank loans	$ 20,900,000				$ 36,800,000			$ 32,200,000		$ 20,900,000	$ 36,800,000
Charge-offs								(154,000)			4,400,000				(154,000)	(564,000)	(2,208,000)	(4,417,000)
Recoveries								785,000							785,000
Provision for loan losses	375,000	100,000	100,000	150,000	450,000	3,600,000	580,000		250,000	725,000	4,630,000
Allowance for loan losses	1,881,000				3,364,000			2,512,000		1,881,000	3,364,000				2,512,000	3,050,000	1,881,000	3,364,000	3,151,000
Percentage of allowance for loan losses												40.70%	13.40%	26.60%	0.90%		0.70%	1.40%
Number of construction development projects											2
Specific allocation of loans on nonaccrual																		$ 2,200,000

LOANS RECEIVABLE (Detail Textuals 1) (USD $)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012 Project	Jan. 31, 2013 Project	Sep. 30, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of units of condominium project		133	133
Investment held by bank			$ 9,200,000
Troubled debt restructuring			1,300,000	7,700,000
Loss recognized in prior periods	968,000
Decrease in interest income		140,000
Loans Receivable | Residential Portfolio Segment | One-to-four family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of loans receivables as troubled debt restructuring		5	5
Troubled debt restructuring		$ 8,100,000

OFFICE PROPERTIES AND EQUIPMENT - Summary of office properties and equipment by major classifications (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Property, Plant and Equipment [Line Items]
Total	$ 6,691	$ 6,642	$ 6,475
Accumulated depreciation	(5,126)	(4,954)	(4,659)
Total office properties and equipment, net of accumulated depreciation	1,565	1,688	1,816
Land
Property, Plant and Equipment [Line Items]
Total	247	247	247
Buildings and improvements
Property, Plant and Equipment [Line Items]
Total	2,577	2,565	2,565
Furniture and equipment
Property, Plant and Equipment [Line Items]
Total	3,732	3,695	3,519
Automobiles
Property, Plant and Equipment [Line Items]
Total	$ 135	$ 135	$ 144

OFFICE PROPERTIES AND EQUIPMENT (Detail Textuals) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Property, Plant and Equipment [Abstract]
Depreciation	$ 172	$ 171	$ 345	$ 342

DEPOSITS - Major classifications of deposits (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Deposits Liabilities, Balance Sheet, Reported Amounts [Abstract]
Money market deposit accounts	$ 68,861	$ 69,735	$ 75,649
Interest-bearing checking accounts	35,640	33,659	29,658
Non-interest-bearing checking accounts	3,116	3,711	3,847
Passbook, club and statement savings	72,260	71,083	70,623
Certificates maturing in six months or less	89,095	71,173	52,539
Certificates maturing in more than six months	147,125	176,241	203,698
Total deposits	$ 416,097	$ 425,602	$ 436,014
Percentage Of Deposit Liabilities [Abstract]
Money market deposit accounts	16.50%	16.40%	17.40%
Interest-bearing checking accounts	8.60%	7.90%	6.80%
Non-interest-bearing checking accounts	0.70%	0.90%	0.90%
Passbook, club and statement savings	17.40%	16.70%	16.20%
Certificates maturing in six months or less	21.40%	16.70%	12.00%
Certificates maturing in more than six months	35.40%	41.40%	46.70%
Total	100.00%	100.00%	100.00%

DEPOSITS - Summary of amount of scheduled maturities of certificate accounts (Details 1) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012
Deposits [Abstract]
One year or less	$ 141,425	$ 145,367
One through two years	26,111	42,424
Two through three years	26,992	23,551
Three through four years	19,439	15,572
Four through five years	22,253	20,500
Total	$ 236,220	$ 247,414

DEPOSITS - Summary of interest expense on deposits (Details 2) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Deposits [Abstract]
Checking and money market deposit accounts	$ 181	$ 274	$ 490	$ 779
Passbook, club and statement savings accounts	121	227	401	701
Certificate accounts	2,057	2,504	4,884	5,611
Total	$ 2,359	$ 3,005	$ 5,775	$ 7,091

DEPOSITS (Detail Textuals) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Deposits [Abstract]
Certificates of $100,000 and over	$ 90.7	$ 96.2	$ 97.4

ADVANCES FROM FEDERAL HOME LOAN BANK (Detail Textuals) (USD $)	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Banking and Thrift [Abstract]
Advances from the FHLB	$ 340,000	$ 483,000	$ 570,000
Additional FHLB advances	$ 135,000,000	$ 115,600,000

INCOME TAXES - Summary of provision for income taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended										6 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Current:
Federal											$ (435)	$ 505	$ 321	$ 1,536
Current expense											(435)	505	321	1,536
Deferred income tax expense (benefit)											972	(11)	961	(1,748)
Income tax expense (benefit) per statements of income, amount	$ 186	$ 351	$ 700	$ 88	$ 273	$ 221	$ (115)	$ 227	$ (740)	$ 416	$ 537	$ 494	$ 1,282	$ (212)

INCOME TAXES - Summary of items that gave rise to significant portions of deferred income taxes (Details 1) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Deferred tax assets:
Deposit premium		$ 20	$ 69
Allowance for loan losses	1,962	2,302	2,695
Real estate owned expenses	222	301	101
Non-accrual interest	119	196	128
Accrued vacation	94	95	78
Capital loss carryforward	1,718	1,262	1,986
Impairment loss	1,113	1,562	1,510
Post-retirement benefit plans	133	135	176
Split dollar life insurance	22	22	31
Employee benefit plans	352	386	345
Total deferred tax assets	5,735	6,281	7,119
Valuation allowance	(2,274)	(2,046)	(2,009)
Total deferred tax assets, net of valuation allowance	3,461	4,235	5,110
Deferred tax liabilities:
Unrealized gain on available for sale securities	470	661	1,161
Property	517	526	545
Mortgage servicing			1
Deferred loan fees	506	299	192
Total deferred tax liabilities	1,493	1,486	1,899
Net deferred tax asset	$ 1,968	$ 2,749	$ 3,211

INCOME TAXES - Summary of income tax expense differs from that computed at statutory federal corporate tax rate (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended										6 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Income Tax Disclosure [Abstract]
Tax at statutory rate, amount											$ 280	$ 334	$ 1,318	$ (34)
Adjustments resulting from:
Valuation allowance, amount											228	102	37	(200)
Income from bank owned life insurance, amount											(35)	(30)	(160)	(65)
Employee benefit plans, amount											64	80	92	84
Other, amount												8	(5)	3
Total income taxes (benefit)	$ 186	$ 351	$ 700	$ 88	$ 273	$ 221	$ (115)	$ 227	$ (740)	$ 416	$ 537	$ 494	$ 1,282	$ (212)
Tax at statutory rate, percentage of pretax income											34.00%	34.00%	34.00%	(34.00%)
Adjustments resulting from:
Valuation allowance, percentage of pretax income											27.70%	10.40%	0.90%	(200.00%)
Income from bank owned life insurance, percentage of pretax income											(4.30%)	(3.00%)	(4.10%)	(65.00%)
Employee benefit plans, percentage of pretax income											7.80%	8.10%	2.40%	84.00%
Other, percentage of pretax income												0.80%	(0.10%)	3.00%
Income tax expense (benefit) per statements of income, percentage of pretax income											65.20%	50.30%	33.10%	(212.00%)

INCOME TAXES (Detail Textuals) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Income Tax Disclosure [Abstract]
Valuation allowance	$ 2,274	$ 2,046	$ 2,009

REGULATORY CAPITAL REQUIREMENTS - Summary of Company's and Bank's actual capital amounts and ratios (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Prudential Bancorp, Inc of Pennsylvania
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Actual Amount, Tier 1 capital (to average assets)	$ 56,267	$ 58,548	$ 55,199
Required for Capital Adequacy Purposes Amount, Tier 1 capital (to average assets)	19,363	19,965	19,961
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount, Tier 1 capital (to average assets)
Actual Ratio, Tier 1 capital (to average assets)	12.24%	11.73%	11.06%
Required for Capital Adequacy Purposes Ratio, Tier 1 capital (to average assets)	4.00%	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio, Tier 1 capital (to average assets)
Actual Amount, Tier 1 capital (to risk-weighted assets)	59,267	58,548	55,199
Required for Capital Adequacy Purposes Amount, Tier 1 capital (to risk-weighted assets)	8,866	8,513	8,645
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount, Tier 1 capital (to risk-weighted assets)
Actual Ratio, Tier 1 capital (to risk-weighted assets)	26.74%	27.51%	25.54%
Required for Capital Adequacy Purposes Ratio, Tier 1 capital (to risk-weighted assets)	4.00%	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio, Tier 1 capital (to risk-weighted assets)
Actual Amount, Total capital (to risk-weighted assets)	61,779	60,429	57,909
Required for Capital Adequacy Purposes Amount, Total capital (to risk-weighted assets)	17,732	17,027	17,290
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount, Total capital (to risk-weighted assets)
Actual Ratio, Total capital (to risk-weighted assets)	27.87%	28.39%	26.79%
Required for Capital Adequacy Purposes Ratio, Total capital (to risk-weighted assets)	8.00%	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio, Total capital (to risk-weighted assets)
Prudential Savings Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Actual Amount, Tier 1 capital (to average assets)	55,535	54,668	51,051
Required for Capital Adequacy Purposes Amount, Tier 1 capital (to average assets)	19,363	19,965	19,961
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount, Tier 1 capital (to average assets)	25,204	24,956	24,951
Actual Ratio, Tier 1 capital (to average assets)	11.47%	10.95%	10.23%
Required for Capital Adequacy Purposes Ratio, Tier 1 capital (to average assets)	4.00%	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio, Tier 1 capital (to average assets)	5.00%	5.00%	5.00%
Actual Amount, Tier 1 capital (to risk-weighted assets)	55,535	54,668	51,051
Required for Capital Adequacy Purposes Amount, Tier 1 capital (to risk-weighted assets)	8,866	8,513	8,645
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount, Tier 1 capital (to risk-weighted assets)	13,299	12,770	12,968
Actual Ratio, Tier 1 capital (to risk-weighted assets)	25.06%	25.69%	23.62%
Required for Capital Adequacy Purposes Ratio, Tier 1 capital (to risk-weighted assets)	4.00%	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio, Tier 1 capital (to risk-weighted assets)	6.00%	6.00%	6.00%
Actual Amount, Total capital (to risk-weighted assets)	58,047	56,549	53,761
Required for Capital Adequacy Purposes Amount, Total capital (to risk-weighted assets)	17,732	17,027	17,290
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount, Total capital (to risk-weighted assets)	$ 22,165	$ 21,284	$ 21,613
Actual Ratio, Total capital (to risk-weighted assets)	26.19%	26.57%	24.87%
Required for Capital Adequacy Purposes Ratio, Total capital (to risk-weighted assets)	8.00%	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio, Total capital (to risk-weighted assets)	10.00%	10.00%	10.00%

EMPLOYEE BENEFITS - Summary of additional information regarding plan (Details) (Multi-employer defined benefit pension plan, USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2012
Multi-employer defined benefit pension plan
Multiemployer Plans [Line Items]
Legal Name Of Plan	Pentegra Defined Benefit Plan for Financial Institutions
Plan Employer Identification Number	135645888
The Company's Contribution for the year ended September 30, 2012	$ 980,000
Are Company's Contributions more than 5% of total contributions	No
Funded Status	100.09%

EMPLOYEE BENEFITS - Summary of Company's non-vested stock award activity (Details 1) (Recognition and Retention Plan and Trust Agreement (RRP), USD $)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Forfeited	3,900
Vested	141,975	106,198
Nonvested Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested stock awards at beginning of year	72,684	108,460
Issued	47,266
Forfeited	(3,900)
Vested	(35,776)	(35,776)
Nonvested stock awards at the end of the period	80,274	72,684
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested stock awards at beginning of year	11.1	11.1
Issued	7.38
Forfeited	8.96
Vested	11.12	11.12
Nonvested stock awards at the end of the period	9	11.1

EMPLOYEE BENEFITS - Summary of the status of Company' stock options under Stock Option Plan (Details 2) (Stock Options Plan, Stock Options, USD $)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Stock Options Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at beginning of year	442,400	442,400
Granted	122,969
Exercised
Forfeited	(10,773)
Outstanding at the end of the period	554,596	442,400
Exercisable at the end of the period	351,093	262,613
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Options outstanding at beginning of year	$ 11.12	$ 11.12
Granted	$ 7.37
Exercised
Forfeited	$ 8.9
Outstanding at the end of the period	$ 10.33	$ 11.12
Exercisable at the end of the period	$ 11.13	$ 11.13

EMPLOYEE BENEFITS (Detail Textuals) (Multi-employer defined benefit pension plan, USD $)	6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Multi-employer defined benefit pension plan
Multiemployer Plans [Line Items]
Expense relating to plan	$ 187,000	$ 496,000	$ 841,000	$ 730,000

EMPLOYEE BENEFITS (Detail Textuals 1) (USD $)	6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Number of shares allocated from suspense account to participants	175,305
Compensation expense of ESOP	$ 79,000	$ 60,000	$ 122,000	$ 139,000
Employee Stock Ownership Plan (ESOP) Plan
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Number of shares purchased	452,295
Total purchase price	4,500,000
Average purchase price per share	$ 9.86
Number of shares allocated from suspense account to participants	175,305		152,685
ESOP shares committed to be released, shares	5,655		16,965
Compensation expense of ESOP	$ 79,000	$ 59,000	$ 122,000	$ 139,000

EMPLOYEE BENEFITS (Detail Textuals 2) (Recognition and Retention Plan and Trust Agreement (RRP), USD $)	6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Recognition and Retention Plan and Trust Agreement (RRP)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares purchased by RRP trust	226,148
Amount of total purchase price	$ 2,500,000
Average price per share of common stock purchased in the open market	$ 10.85
Percentage of vesting per year	20.00%
Number of fully vested shares	141,975		106,198
Number of forfeited shares	3,900
Vesting period of awards granted	5 years
Recognized compensation expense	225,000	195,000	390,000	390,000
Tax benefit from stock-based compensation	30,000	2,000	64,000	71,000
Additional compensation expense	$ 623,000		$ 502,000

EMPLOYEE BENEFITS (Detail Textuals 3) (Stock Options Plan, Stock Options, USD $)	6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2010	Sep. 30, 2009
Stock Options Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting and exercisable per year	20.00%
Vesting period of options	5 years
Exercisable period of options after grant date	10 years
Number of common stock available for issuance	565,369		442,400
Number of options awarded	122,969
Number of vested options	351,093		262,613
Number of forfeited options	(10,773)
Weighted average remaining contractual term for options outstanding	6 years 7 months 6 days		6 years 3 months
Estimated fair value of options granted per share	$ 3.15			$ 2.76	$ 2.81
Method used to calculate fair value	Black-Scholes pricing model
Recognized compensation expense	$ 129,000	$ 122,000	$ 244,000	$ 244,000
Tax Benefit	13,000	12,000	24,000	24,000
Unrecognized compensation expense for options	$ 533,000		$ 315,000
Weighted average period for expense recognize	1 year 7 months 6 days		1 year 3 months

COMMITMENTS AND CONTINGENT LIABILITIES (Detail Textuals) (USD $)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Letter of credits outstanding	187,000	167,000	676,000
Credit risk associated with loans and participation interests	64,000	64,000
Loan Origination Commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Outstanding commitments	7,500,000	14,100,000	7,200,000
Loan Origination Commitments | Maximum
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Market interest rate on fixed and variable rate loans	6.00%	6.00%	7.25%
Loan Origination Commitments | Minimum
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Market interest rate on fixed and variable rate loans	2.50%	2.75%	4.13%
Unused lines of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Outstanding commitments	6,100,000	6,500,000	7,800,000

COMMITMENTS AND CONTINGENT LIABILITIES (Detail Textuals 1) (Loans Receivable, USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aggregate undisbursed portion of loans-in-process	$ 1,872	$ 1,629	$ 3,773

FAIR VALUE MEASUREMENT- Assets measured at fair value on recurring basis (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale	$ 62,715	$ 65,975	$ 75,370
U.S. government and agency obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale	19,957	14,103	9,424
Mortgage-backed securities - U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale	38,948	47,762	61,583
Mortgage-backed securities - non-agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale	3,792	4,103	4,357
FHLMC preferred stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale	18	7	6
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale	62,715	65,975	75,370
Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale	18	7	6
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale	62,697	65,968	75,364
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale
Fair Value, Measurements, Recurring | U.S. government and agency obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale	19,957	14,103	9,424
Fair Value, Measurements, Recurring | U.S. government and agency obligations | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale
Fair Value, Measurements, Recurring | U.S. government and agency obligations | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale	19,957	14,103	9,424
Fair Value, Measurements, Recurring | U.S. government and agency obligations | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale
Fair Value, Measurements, Recurring | Mortgage-backed securities - U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale	38,948	47,762	61,583
Fair Value, Measurements, Recurring | Mortgage-backed securities - U.S. government agencies | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale
Fair Value, Measurements, Recurring | Mortgage-backed securities - U.S. government agencies | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale	38,948	47,762	61,583
Fair Value, Measurements, Recurring | Mortgage-backed securities - U.S. government agencies | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale
Fair Value, Measurements, Recurring | Mortgage-backed securities - non-agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale	3,792	4,103	4,357
Fair Value, Measurements, Recurring | Mortgage-backed securities - non-agency | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale
Fair Value, Measurements, Recurring | Mortgage-backed securities - non-agency | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale	3,792	4,103	4,357
Fair Value, Measurements, Recurring | Mortgage-backed securities - non-agency | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale
Fair Value, Measurements, Recurring | FHLMC preferred stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale	18	7	6
Fair Value, Measurements, Recurring | FHLMC preferred stock | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale	18	7	6
Fair Value, Measurements, Recurring | FHLMC preferred stock | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale
Fair Value, Measurements, Recurring | FHLMC preferred stock | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale

FAIR VALUE MEASUREMENT - Changes in level 3 assets measured at fair value (Details 1) (Fair Value, Measurements, Nonrecurring, USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	$ 21,006	$ 30,608	$ 10,937
Real estate owned	1,258	1,972	2,268
Assets, fair value disclosure, nonrecurring	22,264	32,580	13,205
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans
Real estate owned
Assets, fair value disclosure, nonrecurring
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans
Real estate owned			2,268
Assets, fair value disclosure, nonrecurring			2,268
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	21,006	30,608	10,937
Real estate owned	1,258	1,972
Assets, fair value disclosure, nonrecurring	$ 22,264	$ 32,580	$ 10,937

FAIR VALUE MEASUREMENT - Valuation processes used to determine nonrecurring fair value measurements categorized within level 3 (Details 2) (Fair Value, Measurements, Nonrecurring, USD $)
In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2013 Level 3	Sep. 30, 2012 Level 3	Sep. 30, 2011 Level 3	Mar. 31, 2013 Level 3 Impaired loan	Sep. 30, 2012 Level 3 Impaired loan	Mar. 31, 2013 Level 3 Impaired loan Minimum	Sep. 30, 2012 Level 3 Impaired loan Minimum	Mar. 31, 2013 Level 3 Impaired loan Maximum	Sep. 30, 2012 Level 3 Impaired loan Maximum	Mar. 31, 2013 Level 3 Real estate owned	Sep. 30, 2012 Level 3 Real estate owned	Mar. 31, 2013 Level 3 Real estate owned Minimum	Sep. 30, 2012 Level 3 Real estate owned Minimum	Mar. 31, 2013 Level 3 Real estate owned Maximum	Sep. 30, 2012 Level 3 Real estate owned Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 22,264	$ 32,580	$ 13,205	$ 22,264	$ 32,580	$ 10,937	$ 21,006	$ 30,608					$ 1,258	$ 1,972
Valuation techniques							Property appraisals	Property appraisals					Property appraisals	Property appraisals
Fair Value Measurements Unobservable Inputs							Management discount for selling costs, property type and market volatility	Management discount for selling costs, property type and market volatility					Management discount for selling costs, property type and market volatility	Management discount for selling costs, property type and market volatility
Marketability Discount									10.00%	10.00%	20.00%	20.00%			10.00%	10.00%	20.00%	20.00%

FAIR VALUE MEASUREMENT - Assets measured at fair value on a non-recurring basis and the adjustments to the carrying value (Details 3) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Sep. 30, 2010
Assets:
Cash and cash equivalents	$ 33,612	$ 81,273	$ 61,891	$ 53,829	$ 66,524
Investment and mortgage-backed securities available for sale	62,715	65,975		75,370
Investment and mortgage-backed securities held to maturity	87,976	63,110		108,956
Loans receivable, net	278,237	260,684		240,511
Accrued interest receivable	1,833	1,661		2,026
Federal Home Loan Bank stock	1,659	2,239		2,887
Bank owned life insurance	7,022	6,919		6,180
Liabilities:
Certificates of deposit	236,220	247,414
Advances from Federal Home Loan Bank	340	483		570
Accrued interest payable	747	2,382		2,420
Advances from borrowers for taxes and insurance	1,266	1,273		1,090
Carrying Amount
Assets:
Cash and cash equivalents	33,612	81,273		53,829
Investment and mortgage-backed securities available for sale	62,715	65,975		75,370
Investment and mortgage-backed securities held to maturity	87,976	63,110		108,956
Loans receivable, net	278,237	260,684		240,511
Accrued interest receivable	1,833	1,661		2,026
Federal Home Loan Bank stock	1,659	2,239		2,887
Bank owned life insurance	7,022	6,919		6,180
Liabilities:
Checking accounts	38,756	37,370		33,505
Money market deposit accounts	68,861	69,735		75,649
Passbook, club and statement savings accounts	72,260	71,083		70,623
Certificates of deposit	236,220	247,414		256,237
Advances from Federal Home Loan Bank	340	483		570
Accrued interest payable	747	2,382		2,420
Advances from borrowers for taxes and insurance	1,266	1,273		1,090
Fair Value
Assets:
Cash and cash equivalents	33,612	81,273		53,829
Investment and mortgage-backed securities available for sale	62,715	65,975		75,370
Investment and mortgage-backed securities held to maturity	90,182	66,401		112,721
Loans receivable, net	283,817	266,699		248,382
Accrued interest receivable	1,833	1,661		2,026
Federal Home Loan Bank stock	1,659	2,239		2,887
Bank owned life insurance	7,022	6,919		6,180
Liabilities:
Checking accounts	38,756	37,370		33,505
Money market deposit accounts	68,861	69,735		75,649
Passbook, club and statement savings accounts	72,260	71,083		70,623
Certificates of deposit	240,855	252,479		262,489
Advances from Federal Home Loan Bank	340	484		570
Accrued interest payable	747	2,382		2,420
Advances from borrowers for taxes and insurance	1,266	1,273		1,090
Level 1
Assets:
Cash and cash equivalents	33,612	81,273
Investment and mortgage-backed securities available for sale	18	7
Investment and mortgage-backed securities held to maturity
Loans receivable, net
Accrued interest receivable	1,833	1,661
Federal Home Loan Bank stock	1,659	2,239
Bank owned life insurance	7,022	6,919
Liabilities:
Checking accounts	38,756	37,370
Money market deposit accounts	68,861	69,735
Passbook, club and statement savings accounts	72,260	71,083
Certificates of deposit
Advances from Federal Home Loan Bank	340	484
Accrued interest payable	747	2,382
Advances from borrowers for taxes and insurance	1,266	1,273
Level 2
Assets:
Cash and cash equivalents
Investment and mortgage-backed securities available for sale	62,697	65,968
Investment and mortgage-backed securities held to maturity	90,182	66,401
Loans receivable, net
Accrued interest receivable
Federal Home Loan Bank stock
Bank owned life insurance
Liabilities:
Checking accounts
Money market deposit accounts
Passbook, club and statement savings accounts
Certificates of deposit	240,855	252,479
Advances from Federal Home Loan Bank
Accrued interest payable
Advances from borrowers for taxes and insurance
Level 3
Assets:
Cash and cash equivalents
Investment and mortgage-backed securities available for sale
Investment and mortgage-backed securities held to maturity
Loans receivable, net	283,817	266,699
Accrued interest receivable
Federal Home Loan Bank stock
Bank owned life insurance
Liabilities:
Checking accounts
Money market deposit accounts
Passbook, club and statement savings accounts
Certificates of deposit
Advances from Federal Home Loan Bank
Accrued interest payable
Advances from borrowers for taxes and insurance

FAIR VALUE MEASUREMENT (Detail Textuals) (Level 2, USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012
Level 2
Financing Receivable, Impaired [Line Items]
Collateral dependent impaired loans, fair value	$ 21	$ 30.6

PRUDENTIAL BANCORP, INC. OF PENNSYLVANIA (PARENT COMPANY ONLY) - Summary of statement of financial condition (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Sep. 30, 2010
ASSETS
Cash	$ 33,612	$ 81,273	$ 61,891	$ 53,829	$ 66,524
Total assets	479,103	490,504		499,537
STOCKHOLDERS' EQUITY:
Preferred stock
Common stock	126	126		126
Additional paid-in-capital	54,932	54,610		54,078
Unearned ESOP shares	(2,676)	(2,787)		(3,011)
Treasury stock	(31,625)	(31,625)		(31,625)
Retained earnings	38,510	38,224		35,631
Accumulated other comprehensive income	913	1,283		2,253
Total stockholders' equity	60,180	59,831		57,452	56,999
Total liabilities and stockholders' equity	479,103	490,504		499,537
PRUDENTIAL BANCORP, INC. OF PENNSYLVANIA
ASSETS
Cash	105	254	273	500	1,062
ESOP loan receivable	3,249	3,342		3,521
Investment in Bank	56,448	55,952		53,304
Other assets	378	283		127
Total assets	60,180	59,831		57,452
STOCKHOLDERS' EQUITY:
Preferred stock
Common stock	126	126		126
Additional paid-in-capital	54,932	54,610		54,078
Unearned ESOP shares	(2,676)	(2,787)		(3,011)
Treasury stock	(31,625)	(31,625)		(31,625)
Retained earnings	38,510	38,224		35,631
Accumulated other comprehensive income	913	1,283		2,253
Total stockholders' equity	60,180	59,831		57,452
Total liabilities and stockholders' equity	$ 60,180	$ 59,831		$ 57,452

PRUDENTIAL BANCORP, INC. OF PENNSYLVANIA (PARENT COMPANY ONLY) - Summary of income statement (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended										6 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Condensed Financial Statements, Captions [Line Items]
Interest on ESOP loan											$ 6,388	$ 6,519	$ 13,008	$ 13,724
Total income	4,253	4,397	4,354	4,828	4,813	4,983	5,132	5,454	5,446	5,653	8,650	9,796	18,979	21,685
Professional services											444	571	985	716
Other expense											828	685	1,456	1,740
Total expense	3,113	2,778	2,867	2,936	2,996	2,867	2,653	2,614	2,807	2,863	5,882	5,863	11,668	10,996
Income (loss) before income taxes	200	623	2,345	548	357	625	782	1,398	(2,602)	322	823	982	3,875	(100)
Income tax benefit	186	351	700	88	273	221	(115)	227	(740)	416	537	494	1,282	(212)
Net income	14	272	1,645	460	84	404	897	1,171		(94)	286	488	2,593	112
PRUDENTIAL BANCORP, INC. OF PENNSYLVANIA
Condensed Financial Statements, Captions [Line Items]
Interest on ESOP loan											95	101	199	209
Equity in the undistributed earnings (loss) of the Bank											432	679	2,863	(642)
Dividends from Bank														1,000
Other income												3	3	16
Total income											527	783	3,065	583
Professional services											121	200	215	236
Other expense											206	193	396	362
Total expense											327	393	611	598
Income (loss) before income taxes											200	390	2,454	(15)
Income tax benefit											(86)	(98)	(139)	(127)
Net income											$ 286	$ 488	$ 2,593	$ 112

PRUDENTIAL BANCORP, INC. OF PENNSYLVANIA (PARENT COMPANY ONLY) - Summary of cash flows (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2010	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Operating activities:
Net income	$ 14	$ 272	$ 1,645	$ 460	$ 84	$ 404	$ 897	$ 1,171	$ (94)	$ 286	$ 488	$ 2,593	$ 112
Net cash (used in) provided by operating activities										633	(1,111)	2,046	4,081
Investing activities:
Net cash provided by investing activities										(38,682)	6,888	35,626	13,155
FINANCING ACTIVITIES:
Payment to repurchase common stock													49
Net cash used in financing activities										(9,612)	2,285	(10,228)	(29,931)
Net decrease in cash and cash equivalents										(47,661)	8,062	27,444	(12,695)
CASH AND CASH EQUIVALENTS - Beginning of year		81,273		61,891		53,829			66,524	81,273	53,829	53,829	66,524
CASH AND CASH EQUIVALENTS - End of year	33,612		81,273		61,891		53,829			33,612	61,891	81,273	53,829
PRUDENTIAL BANCORP, INC. OF PENNSYLVANIA
Operating activities:
Net income										286	488	2,593	112
(Increase) decrease in assets										(95)	(124)	(155)	31
Equity in the undistributed earnings (loss) of the Bank										(432)	(679)	(2,863)	642
Net cash (used in) provided by operating activities										(241)	(315)	(425)	785
Investing activities:
Repayments received on ESOP loan										92	88	179	168
Net cash provided by investing activities										92	88	179	168
FINANCING ACTIVITIES:
Cash dividends paid													(1,466)
Payment to repurchase common stock													(49)
Net cash used in financing activities													(1,515)
Net decrease in cash and cash equivalents										(149)	(227)	(246)	(562)
CASH AND CASH EQUIVALENTS - Beginning of year		254				500			1,062	254	500	500	1,062
CASH AND CASH EQUIVALENTS - End of year	$ 105		$ 254		$ 273		$ 500			$ 105	$ 273	$ 254	$ 500

CONSOLIDATED QUARTERLY FINANCIAL DATA (UNAUDITED) - Summary of unaudited quarterly financial data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended										6 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 4,253	$ 4,397	$ 4,354	$ 4,828	$ 4,813	$ 4,983	$ 5,132	$ 5,454	$ 5,446	$ 5,653	$ 8,650	$ 9,796	$ 18,979	$ 21,685
Interest expense	1,139	1,220	1,339	1,432	1,493	1,514	1,576	1,683	1,816	2,022	2,359	3,007	5,779	7,097
Net interest income	3,114	3,177	3,015	3,396	3,320	3,469	3,556	3,771	3,630	3,631	6,291	6,789	13,200	14,588
Provision for loan losses			375	100	100	150	450		3,600	580		250	725	4,630
Net interest income after provision for loan losses	3,114	3,177	2,640	3,296	3,220	3,319	3,106	3,771	30	3,051	6,291	6,539	12,475	9,958
Non-interest income	199	224	2,572	188	133	173	329	241	175	134	414	306	3,068	938
Non-interest expense	3,113	2,778	2,867	2,936	2,996	2,867	2,653	2,614	2,807	2,863	5,882	5,863	11,668	10,996
Income (loss) before income tax expense (benefit)	200	623	2,345	548	357	625	782	1,398	(2,602)	322	823	982	3,875	(100)
Income tax expense (benefit)	186	351	700	88	273	221	(115)	227	(740)	416	537	494	1,282	(212)
Net income (loss)	$ 14	$ 272	$ 1,645	$ 460	$ 84	$ 404	$ 897	$ 1,171		$ (94)	$ 286	$ 488	$ 2,593	$ 112
Per share:
Earnings per share - basic	$ 0	$ 0.03	$ 0.17	$ 0.05	$ 0.01	$ 0.04	$ 0.09	$ 0.12	$ (0.2)	$ (0.01)	$ 0.03	$ 0.05	$ 0.27	$ 0.01
Earnings per share - diluted	$ 0	$ 0.03	$ 0.17	$ 0.05	$ 0.01	$ 0.04	$ 0.09	$ 0.12	$ (0.2)	$ (0.01)	$ 0.03	$ 0.05	$ 0.27	$ 0.01
Dividends per share (in dollars per share)									$ 0.05	$ 0.05				$ 0.1

SUBSEQUENT EVENTS (Detail Textuals) (Prudential Mutual Holding Company, USD $)	Mar. 31, 2013	Jun. 13, 2013 SUBSEQUENT EVENTS
Subsequent Event [Line Items]
Percentage owned of the company's outstanding common stock	74.60%	74.60%
Stock offering expenses incurred and deferred		$ 32,300